   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 4, 2009

                                                             FILE NO. 333-155096

                                                                       811-07271

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 2                                              /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 61                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL II

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
             REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT
        TO RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on September 4, 2009 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , 2009 pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The prospectus in Part A and Statement of Additional Information in Part B for Hartford Leaders VUL Joint Legacy II (Series I) of Post-Effective Amendment No. 2 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File No. 333-155096), as filed and effective on May 15, 2009. The prospectus in Part A for Hartford Leaders VUL Joint Legacy II (Series II) of Post-Effective Amendment No. 2 is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File No. 333-155096), as filed and effective on July 30, 2009.

A Supplement to the Prospectus for Hartford Leaders VUL Joint Legacy II (Series
II) dated September 4, 2009 is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 2 does not supersede the above-referenced post-effective amendments.

                                     PART A

             SUPPLEMENT TO YOUR PROSPECTUS DATED SEPTEMBER 4, 2009

EFFECTIVE OCTOBER 12, 2009, UNDER THE "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSE" TABLE OF YOUR PROSPECTUS, THE FOLLOWING FUNDS ARE ADDED:

                                                             DISTRIBUTION
                                                                AND/OR                              ACQUIRED
                                                                SERVICE                             FUND FEES
                                            MANAGEMENT          (12B-1)            OTHER               AND
UNDERLYING FUND                                FEE               FEES             EXPENSES          EXPENSES
----------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio            0.500%             N/A               0.440%             N/A
 -- Class VC
Lord Abbett Growth and Income                   0.480%             N/A               0.420%             N/A
 Portfolio -- Class VC

                                                                CONTRACTUAL
                                              TOTAL             FEE WAIVER
                                              ANNUAL              AND/OR              NEW TOTAL
                                            OPERATING             EXPENSE             OPERATING
UNDERLYING FUND                              EXPENSES          REIMBURSEMENT           EXPENSES
--------------------------------------  -------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio            0.940%               N/A                 0.940%(i)(ii)
 -- Class VC
Lord Abbett Growth and Income                   0.900%               N/A                 0.900%(i)
 Portfolio -- Class VC

(i) Based on management fees incurred during the Fund's most recently completed fiscal year. Under the Fund's management agreement with Lord, Abbett & Co., LLC, management fees may vary depending on the level of the Fund's average daily net assets.

(ii) Effective May 1, 2009, Lord Abbett will voluntarily reimburse the Fund to the extent necessary so that total annual operating expenses (excluding the management fee) do not exceed an annualized rate of 0.37% of average daily net assets. Lord Abbett may stop the voluntary reimbursement or change the level of its reimbursement at any time. After taking into account this reimbursement, the Fund's net operating expenses would be 0.87%.

EFFECTIVE OCTOBER 12, 2009, UNDER THE "ABOUT US" SECTION YOUR PROSPECTUS, THE FOLLOWING FUND OBJECTIVES ADDED TO THE TABLE:

FUNDING OPTION                          INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture      High current income and capital appreciation  Lord, Abbett & Co. LLC
Portfolio -- Class VC           to produce the opportunity for a high total
                                return
Lord Abbett Growth and Income   Long-term growth of capital and income        Lord, Abbett & Co. LLC
Portfolio -- Class VC           without excessive fluctuations in market
                                value

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7950

                                     PART B

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STATEMENT OF ADDITIONAL INFORMATION (PART B)
HARTFORD LEADERS VUL JOINT LEGACY II (SERIES II)
SEPARATE ACCOUNT VL II
HARTFORD LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: JULY 30, 2009 AS SUPPLEMENTED ON SEPTEMBER 4, 2009



DATE OF STATEMENT OF ADDITIONAL INFORMATION: JULY 30, 2009 AS AMENDED ON SEPTEMBER 4, 2009

2

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TABLE OF CONTENTS

                                                                           PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                           5

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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life Insurance Company is controlled by Hartford Life and Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS

The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2008 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 11, 2009 (April 29, 2009 as to the effects of the change in reporting entity structure and the retrospective adoption of FASB Statement No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS described in Note 1 and Note 17) (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting for the fair value measurement of financial instruments in 2008) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL II (the "Account") as of December 31, 2008, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 18, 2009, which reports are both included in this Statement of Additional Information. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

With respect to the unaudited interim financial information for the periods ended June 30, 2009 and 2008 which is incorporated by reference herein, Deloitte & Touche LLP, an independent registered public accounting firm, have applied limited procedures in accordance with the standards of the Public Company Accounting Oversight Board (United States) for a review of such information. However, as stated in their report included in the Company's Quarterly Reports on Form 10-Q for the quarter ended June 30, 2009 and incorporated by reference herein, they did not audit and they do not express an opinion on that interim financial information. Accordingly, the degree of reliance on their report on such information should be restricted in light of the limited nature of the review procedures applied. Deloitte & Touche LLP are not subject to the liability provisions of Section 11 of the Securities Act of 1933 for their report on the unaudited interim financial information because that report is not a "report" or a "part" of the Registration Statement prepared or certified by an accountant within the meaning of Sections 7 and 11 of the Act.

DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate

4

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dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2008: $1,695,450; 2007: $2,199,880; and 2006: $1,537,327.
HESCO did not retain any of these commissions.

HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are financial professionals ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 2001 Commissioners' Standard Ordinary Mortality Table (ANB), Male or Female, Unismoke Table, age, nearest birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 2001 Commissioners' Standard Ordinary Mortality Table (ANB), Male or Female, Unismoke Table, age, nearest birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first 12 months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall

-------------------------------------------------------------------------------

performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account for the period ended December 31, 2008 follow this page of the SAI. In addition, we have incorporated by reference the quarterly report for the Company on Form 10-Q for the quarterly period ended June 30, 2009. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

For the most recent quarterly financial statement information for Hartford Life Insurance Company visit www.hartfordinvestor.com. Requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

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We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account VL II (the "Account"), as of December 31, 2008, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2008, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life Insurance Company Separate Account VL II as of December 31, 2008, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 18, 2009

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

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                                        ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS
                                           BALANCED WEALTH           INTERNATIONAL            SMALL/MID-CAP
                                          STRATEGY PORTFOLIO        VALUE PORTFOLIO          VALUE PORTFOLIO
                                           SUB-ACCOUNT (A)            SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                 440                     60,321                   6,810
                                                ======                 ==========                ========
  Cost                                          $3,509                 $1,307,940                $105,360
                                                ======                 ==========                ========
  Market Value                                  $3,777                   $659,311                 $67,217
 Due from Hartford Life Insurance
  Company                                           --                         --                      --
 Receivable from fund shares sold                   --                         --                      --
 Other assets                                       --                         --                      --
                                                ------                 ----------                --------
 Total Assets                                    3,777                    659,311                  67,217
                                                ------                 ----------                --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                         --                      --
 Payable for fund shares purchased                  --                         --                      --
 Other liabilities                                  --                         --                      --
                                                ------                 ----------                --------
 Total Liabilities                                  --                         --                      --
                                                ------                 ----------                --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                   $3,777                   $659,311                 $67,217
                                                ======                 ==========                ========

                                                                ALLIANCEBERNSTEIN VPS          AIM V.I.
                                        ALLIANCEBERNSTEIN VPS       INTERNATIONAL              CAPITAL
                                           VALUE PORTFOLIO         GROWTH PORTFOLIO       APPRECIATION FUND
                                           SUB-ACCOUNT (A)           SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                 204                    6,250                   5,310
                                                ======                 ========                ========
  Cost                                          $1,592                 $139,765                $133,527
                                                ======                 ========                ========
  Market Value                                  $1,546                  $77,558                 $89,684
 Due from Hartford Life Insurance
  Company                                           --                       --                      --
 Receivable from fund shares sold                   --                       --                      --
 Other assets                                       --                       --                      --
                                                ------                 --------                --------
 Total Assets                                    1,546                   77,558                  89,684
                                                ------                 --------                --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                       --                      --
 Payable for fund shares purchased                  --                       --                      --
 Other liabilities                                  --                       --                      --
                                                ------                 --------                --------
 Total Liabilities                                  --                       --                      --
                                                ------                 --------                --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                   $1,546                  $77,558                 $89,684
                                                ======                 ========                ========

                                             AIM V.I.            AIM V.I.
                                               CORE            INTERNATIONAL
                                           EQUITY FUND          GROWTH FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT (A)
--------------------------------------  ---------------------------------------
ASSETS:
 Investments:
  Number of Shares                              4,687                 952
                                             ========             =======
  Cost                                       $125,781             $23,861
                                             ========             =======
  Market Value                                $92,574             $18,560
 Due from Hartford Life Insurance
  Company                                          --                  --
 Receivable from fund shares sold                  --                  --
 Other assets                                      --                  --
                                             --------             -------
 Total Assets                                  92,574              18,560
                                             --------             -------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                  --
 Payable for fund shares purchased                 --                  --
 Other liabilities                                 --                  --
                                             --------             -------
 Total Liabilities                                 --                  --
                                             --------             -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $92,574             $18,560
                                             ========             =======

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             AIM V.I.            AIM V.I.              AIM V.I.
                                           MID CAP CORE         SMALL CAP              CAPITAL
                                           EQUITY FUND         EQUITY FUND         DEVELOPMENT FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             35,049               9,002                 8,684
                                             ========            ========              ========
  Cost                                       $421,926            $134,337              $147,931
                                             ========            ========              ========
  Market Value                               $301,070             $95,599               $68,867
 Due from Hartford Life Insurance
  Company                                          --                  --                    --
 Receivable from fund shares sold                  --                  --                    --
 Other assets                                      --                  --                    --
                                             --------            --------              --------
 Total Assets                                 301,070              95,599                68,867
                                             --------            --------              --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                  --                    --
 Payable for fund shares purchased                 --                  --                    --
 Other liabilities                                 --                  --                    --
                                             --------            --------              --------
 Total Liabilities                                 --                  --                    --
                                             --------            --------              --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $301,070             $95,599               $68,867
                                             ========            ========              ========

                                                               AMERICAN FUNDS
                                          AMERICAN FUNDS           GLOBAL          AMERICAN FUNDS
                                              GLOBAL             GROWTH AND            ASSET
                                             BOND FUND          INCOME FUND       ALLOCATION FUND
                                          SUB-ACCOUNT (A)     SUB-ACCOUNT (A)       SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              1,101                 71                489,695
                                              =======               ====             ==========
  Cost                                        $11,435               $642             $7,505,293
                                              =======               ====             ==========
  Market Value                                $11,734               $477             $5,915,517
 Due from Hartford Life Insurance
  Company                                          --                 --                     --
 Receivable from fund shares sold                  --                 --                     --
 Other assets                                      --                 --                     --
                                              -------               ----             ----------
 Total Assets                                  11,734                477              5,915,517
                                              -------               ----             ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                 --                     --
 Payable for fund shares purchased                 --                 --                     --
 Other liabilities                                 --                 --                     --
                                              -------               ----             ----------
 Total Liabilities                                 --                 --                     --
                                              -------               ----             ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $11,734               $477             $5,915,517
                                              =======               ====             ==========

                                          AMERICAN FUNDS
                                            BLUE CHIP
                                            INCOME AND        AMERICAN FUNDS
                                           GROWTH FUND          BOND FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
ASSETS:
 Investments:
  Number of Shares                             177,970             234,430
                                            ==========          ==========
  Cost                                      $1,664,430          $2,594,618
                                            ==========          ==========
  Market Value                              $1,178,159          $2,196,607
 Due from Hartford Life Insurance
  Company                                           --                   1
 Receivable from fund shares sold                   --                  --
 Other assets                                       --                  --
                                            ----------          ----------
 Total Assets                                1,178,159           2,196,608
                                            ----------          ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                  --
 Payable for fund shares purchased                  --                   1
 Other liabilities                                  --                  --
                                            ----------          ----------
 Total Liabilities                                  --                   1
                                            ----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $1,178,159          $2,196,607
                                            ==========          ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS
                                               GLOBAL            AMERICAN FUNDS          AMERICAN FUNDS
                                            GROWTH FUND            GROWTH FUND         GROWTH-INCOME FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              130,163                217,388                266,491
                                             ==========            ===========             ==========
  Cost                                       $2,122,314            $10,479,193             $8,482,580
                                             ==========            ===========             ==========
  Market Value                               $1,806,666             $7,232,500             $6,425,108
 Due from Hartford Life Insurance
  Company                                            --                     --                     --
 Receivable from fund shares sold                    --                     --                     --
 Other assets                                        --                      2                     --
                                             ----------            -----------             ----------
 Total Assets                                 1,806,666              7,232,502              6,425,108
                                             ----------            -----------             ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                     --                     --
 Payable for fund shares purchased                   --                     --                     --
 Other liabilities                                   --                     --                      4
                                             ----------            -----------             ----------
 Total Liabilities                                   --                     --                      4
                                             ----------            -----------             ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $1,806,666             $7,232,502             $6,425,104
                                             ==========            ===========             ==========

                                                                                         AMERICAN FUNDS
                                            AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL
                                          INTERNATIONAL FUND       NEW WORLD FUND     CAPITALIZATION FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               298,795                 84,796               173,145
                                              ==========             ==========            ==========
  Cost                                        $5,338,463             $1,466,412            $2,807,915
                                              ==========             ==========            ==========
  Market Value                                $3,642,306             $1,142,198            $1,909,793
 Due from Hartford Life Insurance
  Company                                             --                     --                    --
 Receivable from fund shares sold                     --                      4                    --
 Other assets                                         --                     --                    --
                                              ----------             ----------            ----------
 Total Assets                                  3,642,306              1,142,202             1,909,793
                                              ----------             ----------            ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             --                      8                    --
 Payable for fund shares purchased                    --                     --                    --
 Other liabilities                                    --                     --                     1
                                              ----------             ----------            ----------
 Total Liabilities                                    --                      8                     1
                                              ----------             ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $3,642,306             $1,142,194            $1,909,792
                                              ==========             ==========            ==========

                                            FIDELITY VIP          FIDELITY VIP
                                           ASSET MANAGER          EQUITY-INCOME
                                             PORTFOLIO              PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               63,106                489,825
                                             ==========            ===========
  Cost                                       $1,029,153            $11,110,192
                                             ==========            ===========
  Market Value                                 $650,618             $6,455,706
 Due from Hartford Life Insurance
  Company                                            --                     --
 Receivable from fund shares sold                    --                     --
 Other assets                                        --                     --
                                             ----------            -----------
 Total Assets                                   650,618              6,455,706
                                             ----------            -----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                     --
 Payable for fund shares purchased                   --                     --
 Other liabilities                                   --                     --
                                             ----------            -----------
 Total Liabilities                                   --                     --
                                             ----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $650,618             $6,455,706
                                             ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            FIDELITY VIP          FIDELITY VIP        FIDELITY VIP
                                               GROWTH              CONTRAFUND           OVERSEAS
                                             PORTFOLIO             PORTFOLIO           PORTFOLIO
                                          SUB-ACCOUNT (A)         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                 81                  80,247             51,369
                                               ======              ==========           ========
  Cost                                         $2,151              $2,057,127           $964,051
                                               ======              ==========           ========
  Market Value                                 $1,887              $1,214,935           $625,165
 Due from Hartford Life Insurance
  Company                                          --                      --                 --
 Receivable from fund shares sold                  --                      --                 --
 Other assets                                      --                      --                 --
                                               ------              ----------           --------
 Total Assets                                   1,887               1,214,935            625,165
                                               ------              ----------           --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                      --                 --
 Payable for fund shares purchased                 --                      --                 --
 Other liabilities                                 --                      --                 --
                                               ------              ----------           --------
 Total Liabilities                                 --                      --                 --
                                               ------              ----------           --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $1,887              $1,214,935           $625,165
                                               ======              ==========           ========

                                           FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                             MID CAP          VALUE STRATEGIES       FREEDOM 2010
                                            PORTFOLIO            PORTFOLIO             PORTFOLIO
                                           SUB-ACCOUNT        SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
--------------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              33,134                241                   823
                                            ==========             ======               =======
  Cost                                      $1,088,862             $1,197                $7,112
                                            ==========             ======               =======
  Market Value                                $600,381             $1,193                $6,760
 Due from Hartford Life Insurance
  Company                                           --                 --                    --
 Receivable from fund shares sold                   --                 --                    --
 Other assets                                       --                 --                    --
                                            ----------             ------               -------
 Total Assets                                  600,381              1,193                 6,760
                                            ----------             ------               -------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                 --                    --
 Payable for fund shares purchased                  --                 --                    --
 Other liabilities                                  --                 --                    --
                                            ----------             ------               -------
 Total Liabilities                                  --                 --                    --
                                            ----------             ------               -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $600,381             $1,193                $6,760
                                            ==========             ======               =======

                                           FIDELITY VIP         FIDELITY VIP
                                           FREEDOM 2020         FREEDOM 2030
                                             PORTFOLIO            PORTFOLIO
                                          SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of Shares                              2,267                3,168
                                              =======              =======
  Cost                                        $17,818              $23,399
                                              =======              =======
  Market Value                                $17,436              $22,524
 Due from Hartford Life Insurance
  Company                                          --                   --
 Receivable from fund shares sold                  --                   --
 Other assets                                      --                   --
                                              -------              -------
 Total Assets                                  17,436               22,524
                                              -------              -------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                   --
 Payable for fund shares purchased                 --                   --
 Other liabilities                                 --                   --
                                              -------              -------
 Total Liabilities                                 --                   --
                                              -------              -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $17,436              $22,524
                                              =======              =======

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                   FRANKLIN            FRANKLIN
                                              FRANKLIN            SMALL CAP            STRATEGIC
                                               INCOME               VALUE               INCOME
                                          SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              127,167              74,077               6,382
                                             ==========            ========             =======
  Cost                                       $2,163,546            $907,028             $73,176
                                             ==========            ========             =======
  Market Value                               $1,442,072            $781,509             $67,524
 Due from Hartford Life Insurance
  Company                                            --                  --                   1
 Receivable from fund shares sold                    --                  --                  --
 Other assets                                        --                  --                  --
                                             ----------            --------             -------
 Total Assets                                 1,442,072             781,509              67,525
                                             ----------            --------             -------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                  --                  --
 Payable for fund shares purchased                   --                  --                   1
 Other liabilities                                   --                  --                  --
                                             ----------            --------             -------
 Total Liabilities                                   --                  --                   1
                                             ----------            --------             -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $1,442,072            $781,509             $67,524
                                             ==========            ========             =======

                                                                   TEMPLETON
                                                                   DEVELOPING            TEMPLETON
                                           MUTUAL SHARES            MARKETS               FOREIGN
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               92,553                 650                   346
                                             ==========              ======                ======
  Cost                                       $1,674,744              $5,506                $4,550
                                             ==========              ======                ======
  Market Value                               $1,090,276              $3,970                $3,728
 Due from Hartford Life Insurance
  Company                                            --                  --                    --
 Receivable from fund shares sold                    --                  --                    --
 Other assets                                        --                  --                    --
                                             ----------              ------                ------
 Total Assets                                 1,090,276               3,970                 3,728
                                             ----------              ------                ------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                  --                    --
 Payable for fund shares purchased                   --                  --                    --
 Other liabilities                                   --                  --                    --
                                             ----------              ------                ------
 Total Liabilities                                   --                  --                    --
                                             ----------              ------                ------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $1,090,276              $3,970                $3,728
                                             ==========              ======                ======


                                            TEMPLETON
                                              GROWTH          MUTUAL DISCOVERY
                                         SECURITIES FUND      SECURITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of Shares                              8,577               27,074
                                             ========             ========
  Cost                                       $125,534             $585,969
                                             ========             ========
  Market Value                                $70,328             $429,129
 Due from Hartford Life Insurance
  Company                                          --                   --
 Receivable from fund shares sold                  --                   --
 Other assets                                      --                   --
                                             --------             --------
 Total Assets                                  70,328              429,129
                                             --------             --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                   --
 Payable for fund shares purchased                 --                   --
 Other liabilities                                 --                   --
                                             --------             --------
 Total Liabilities                                 --                   --
                                             --------             --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $70,328             $429,129
                                             ========             ========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            FRANKLIN
                                            FLEX CAP           TEMPLETON           HARTFORD
                                             GROWTH          GLOBAL INCOME         ADVISERS
                                         SECURITIES FUND    SECURITIES FUND        HLS FUND
                                         SUB-ACCOUNT (A)      SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               28               36,030              576,921
                                              =====            =========          ===========
  Cost                                         $266             $617,455          $14,443,009
                                              =====            =========          ===========
  Market Value                                 $233             $616,114           $7,897,925
 Due from Hartford Life Insurance
  Company                                        --                   --                   --
 Receivable from fund shares sold                --                   --                   --
 Other assets                                    --                   --                    2
                                              -----            ---------          -----------
 Total Assets                                   233              616,114            7,897,927
                                              -----            ---------          -----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                        --                   --                   --
 Payable for fund shares purchased               --                   --                   --
 Other liabilities                               --                   --                   --
                                              -----            ---------          -----------
 Total Liabilities                               --                   --                   --
                                              -----            ---------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $233             $616,114           $7,897,927
                                              =====            =========          ===========

                                             HARTFORD            HARTFORD             HARTFORD
                                             LARGECAP              TOTAL               CAPITAL
                                              GROWTH            RETURN BOND         APPRECIATION
                                             HLS FUND            HLS FUND             HLS FUND
                                         SUB-ACCOUNT (A)        SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                2               1,224,215              791,317
                                               ====             ===========          ===========
  Cost                                          $21             $13,701,714          $36,436,359
                                               ====             ===========          ===========
  Market Value                                  $21             $11,682,879          $20,051,964
 Due from Hartford Life Insurance
  Company                                        --                   7,596                7,373
 Receivable from fund shares sold                --                      --                   --
 Other assets                                    --                      --                    2
                                               ----             -----------          -----------
 Total Assets                                    21              11,690,475           20,059,339
                                               ----             -----------          -----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                        --                      --                   --
 Payable for fund shares purchased               --                   7,596                7,373
 Other liabilities                               --                       2                   --
                                               ----             -----------          -----------
 Total Liabilities                               --                   7,598                7,373
                                               ----             -----------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                   $21             $11,682,877          $20,051,966
                                               ====             ===========          ===========

                                             HARTFORD            HARTFORD
                                             DIVIDEND           FUNDAMENTAL
                                            AND GROWTH            GROWTH
                                             HLS FUND            HLS FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT (A)
--------------------------------------  --------------------------------------
ASSETS:
 Investments:
  Number of Shares                              635,662               69
                                            ===========            =====
  Cost                                      $12,062,342             $396
                                            ===========            =====
  Market Value                               $9,133,049             $410
 Due from Hartford Life Insurance
  Company                                         7,372               --
 Receivable from fund shares sold                    --               --
 Other assets                                        --               --
                                            -----------            -----
 Total Assets                                 9,140,421              410
                                            -----------            -----
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --               --
 Payable for fund shares purchased                7,372               --
 Other liabilities                                    1               --
                                            -----------            -----
 Total Liabilities                                7,373               --
                                            -----------            -----
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $9,133,048             $410
                                            ===========            =====

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            HARTFORD
                                             GLOBAL             HARTFORD             HARTFORD
                                            ADVISERS          GLOBAL EQUITY        GLOBAL GROWTH
                                            HLS FUND            HLS FUND             HLS FUND
                                          SUB-ACCOUNT      SUB-ACCOUNT (A)(B)       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             1,033                 586                  535
                                            ========             =======              =======
  Cost                                       $11,768              $5,519               $7,143
                                            ========             =======              =======
  Market Value                                $8,786              $3,606               $5,444
 Due from Hartford Life Insurance
  Company                                         --                  --                   --
 Receivable from fund shares sold                 --                  --                   --
 Other assets                                     --                  --                   --
                                            --------             -------              -------
 Total Assets                                  8,786               3,606                5,444
                                            --------             -------              -------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                         --                  --                   --
 Payable for fund shares purchased                --                  --                   --
 Other liabilities                                --                  --                   --
                                            --------             -------              -------
 Total Liabilities                                --                  --                   --
                                            --------             -------              -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $8,786              $3,606               $5,444
                                            ========             =======              =======

                                            HARTFORD                                HARTFORD
                                           DISCIPLINED          HARTFORD             GROWTH
                                             EQUITY              GROWTH           OPPORTUNITIES
                                            HLS FUND            HLS FUND            HLS FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (A)       SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             74,816                154               27,833
                                            =========            =======            =========
  Cost                                       $870,144             $1,114             $838,107
                                            =========            =======            =========
  Market Value                               $632,610             $1,160             $474,670
 Due from Hartford Life Insurance
  Company                                          --                 --                   --
 Receivable from fund shares sold                  --                 --                   --
 Other assets                                      --                 --                   --
                                            ---------            -------            ---------
 Total Assets                                 632,610              1,160              474,670
                                            ---------            -------            ---------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                 --                   --
 Payable for fund shares purchased                 --                 --                   --
 Other liabilities                                 --                 --                   --
                                            ---------            -------            ---------
 Total Liabilities                                 --                 --                   --
                                            ---------            -------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $632,610             $1,160             $474,670
                                            =========            =======            =========


                                             HARTFORD             HARTFORD
                                            HIGH YIELD              INDEX
                                             HLS FUND             HLS FUND
                                          SUB-ACCOUNT (A)        SUB-ACCOUNT
--------------------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of Shares                                570                434,912
                                              =======            ===========
  Cost                                         $3,971            $11,997,556
                                              =======            ===========
  Market Value                                 $3,266             $8,156,304
 Due from Hartford Life Insurance
  Company                                          --                     --
 Receivable from fund shares sold                  --                     --
 Other assets                                      --                      1
                                              -------            -----------
 Total Assets                                   3,266              8,156,305
                                              -------            -----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                     --
 Payable for fund shares purchased                 --                     --
 Other liabilities                                 --                     --
                                              -------            -----------
 Total Liabilities                                 --                     --
                                              -------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $3,266             $8,156,305
                                              =======            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

(b) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             HARTFORD             HARTFORD             HARTFORD
                                          INTERNATIONAL        INTERNATIONAL            MIDCAP
                                          SMALL COMPANY        OPPORTUNITIES            GROWTH
                                             HLS FUND             HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             35,043               620,159                 5
                                             ========            ==========               ===
  Cost                                       $504,040            $8,182,981               $26
                                             ========            ==========               ===
  Market Value                               $290,824            $5,210,246               $27
 Due from Hartford Life Insurance
  Company                                          --                    --                --
 Receivable from fund shares sold                  --                    --                --
 Other assets                                      --                    --                --
                                             --------            ----------               ---
 Total Assets                                 290,824             5,210,246                27
                                             --------            ----------               ---
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                    --                --
 Payable for fund shares purchased                 --                    --                --
 Other liabilities                                 --                     1                --
                                             --------            ----------               ---
 Total Liabilities                                 --                     1                --
                                             --------            ----------               ---
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $290,824            $5,210,245               $27
                                             ========            ==========               ===


                                              HARTFORD             HARTFORD              HARTFORD
                                               MIDCAP            MIDCAP VALUE          MONEY MARKET
                                              HLS FUND             HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              196,758               98,772             11,549,571
                                             ==========            =========            ===========
  Cost                                       $4,129,416            $1,254,030           $11,549,571
                                             ==========            =========            ===========
  Market Value                               $3,189,308             $574,523            $11,549,571
 Due from Hartford Life Insurance
  Company                                            --                   --                     --
 Receivable from fund shares sold                    --                   --                 31,269
 Other assets                                         1                   --                      4
                                             ----------            ---------            -----------
 Total Assets                                 3,189,309              574,523             11,580,844
                                             ----------            ---------            -----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                   --                 31,269
 Payable for fund shares purchased                   --                   --                     --
 Other liabilities                                   --                   --                     --
                                             ----------            ---------            -----------
 Total Liabilities                                   --                   --                 31,269
                                             ----------            ---------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $3,189,309             $574,523            $11,549,575
                                             ==========            =========            ===========


                                              HARTFORD             HARTFORD
                                           SMALL COMPANY        SMALLCAP GROWTH
                                              HLS FUND             HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------  -----------------------------------------
ASSETS:
 Investments:
  Number of Shares                              272,947                 4
                                             ==========               ===
  Cost                                       $4,193,827               $52
                                             ==========               ===
  Market Value                               $3,004,339               $47
 Due from Hartford Life Insurance
  Company                                            --                --
 Receivable from fund shares sold                    --                --
 Other assets                                        --                --
                                             ----------               ---
 Total Assets                                 3,004,339                47
                                             ----------               ---
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                --
 Payable for fund shares purchased                   --                --
 Other liabilities                                   --                --
                                             ----------               ---
 Total Liabilities                                   --                --
                                             ----------               ---
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $3,004,339               $47
                                             ==========               ===

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                   HARTFORD            HARTFORD
                                             HARTFORD          U.S. GOVERNMENT           VALUE
                                               STOCK              SECURITIES         OPPORTUNITIES
                                             HLS FUND              HLS FUND            HLS FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT (A)(C)      SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              345,271              132,005              50,123
                                            ===========           ==========           =========
  Cost                                      $18,123,266           $1,411,918            $765,542
                                            ===========           ==========           =========
  Market Value                               $8,930,061           $1,345,335            $439,788
 Due from Hartford Life Insurance
  Company                                            --                   --                  --
 Receivable from fund shares sold                    --                   --                  --
 Other assets                                         2                   --                  --
                                            -----------           ----------           ---------
 Total Assets                                 8,930,063            1,345,335             439,788
                                            -----------           ----------           ---------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                   --                  --
 Payable for fund shares purchased                   --                   --                  --
 Other liabilities                                   --                   --                  --
                                            -----------           ----------           ---------
 Total Liabilities                                   --                   --                  --
                                            -----------           ----------           ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $8,930,063           $1,345,335            $439,788
                                            ===========           ==========           =========


                                           LORD ABBETT         LORD ABBETT         LORD ABBETT
                                         AMERICA'S VALUE      BOND-DEBENTURE        GROWTH &
                                            PORTFOLIO           PORTFOLIO          INCOME FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (A)       SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              7,366               4,934               3,679
                                             ========            ========           =========
  Cost                                        $99,578             $50,089            $104,488
                                             ========            ========           =========
  Market Value                                $73,884             $44,014             $63,540
 Due from Hartford Life Insurance
  Company                                          --                  --                  --
 Receivable from fund shares sold                  --                  --                  --
 Other assets                                      --                  --                  --
                                             --------            --------           ---------
 Total Assets                                  73,884              44,014              63,540
                                             --------            --------           ---------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                  --                  --
 Payable for fund shares purchased                 --                  --                  --
 Other liabilities                                 --                  --                  --
                                             --------            --------           ---------
 Total Liabilities                                 --                  --                  --
                                             --------            --------           ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $73,884             $44,014             $63,540
                                             ========            ========           =========


                                            MFS GROWTH        MFS INVESTORS
                                              SERIES           TRUST SERIES
                                         SUB-ACCOUNT (A)     SUB-ACCOUNT (D)
--------------------------------------  --------------------------------------
ASSETS:
 Investments:
  Number of Shares                                1                 2,529
                                               ====              ========
  Cost                                          $21               $43,550
                                               ====              ========
  Market Value                                  $21               $37,021
 Due from Hartford Life Insurance
  Company                                        --                    --
 Receivable from fund shares sold                --                    --
 Other assets                                    --                    --
                                               ----              --------
 Total Assets                                    21                37,021
                                               ----              --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                        --                    --
 Payable for fund shares purchased               --                    --
 Other liabilities                               --                    --
                                               ----              --------
 Total Liabilities                               --                    --
                                               ----              --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                   $21               $37,021
                                               ====              ========

(a)  From inception May 1, 2008 to December 31, 2008.

(c) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

(d) Funded as of July 29, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      MFS NEW            MFS TOTAL          MFS VALUE
                                  DISCOVERY SERIES     RETURN SERIES         SERIES
                                    SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      4,018                93,000            3,107
                                      =======            ==========          =======
  Cost                                $53,279            $1,926,718          $34,812
                                      =======            ==========          =======
  Market Value                        $33,065            $1,434,061          $30,325
 Due from Hartford Life
  Insurance Company                        --                    --               --
 Receivable from fund shares
  sold                                     --                    --               --
 Other assets                              --                    --               --
                                      -------            ----------          -------
 Total Assets                          33,065             1,434,061           30,325
                                      -------            ----------          -------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                  --                    --               --
 Payable for fund shares
  purchased                                --                    --               --
 Other liabilities                         --                    --               --
                                      -------            ----------          -------
 Total Liabilities                         --                    --               --
                                      -------            ----------          -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $33,065            $1,434,061          $30,325
                                      =======            ==========          =======

                                   VAN KAMPEN --     VAN KAMPEN --
                                    UIF MID CAP         UIF U.S.          OPPENHEIMER
                                      GROWTH         MID CAP VALUE          CAPITAL
                                     PORTFOLIO         PORTFOLIO       APPRECIATION FUND
                                  SUB-ACCOUNT (A)     SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     1,357              13,085              2,955
                                      ======            ========           ========
  Cost                                $9,989            $190,676           $108,182
                                      ======            ========           ========
  Market Value                        $7,832             $99,972            $75,123
 Due from Hartford Life
  Insurance Company                       --                  --                 --
 Receivable from fund shares
  sold                                    --                  --                 --
 Other assets                             --                  --                 --
                                      ------            --------           --------
 Total Assets                          7,832              99,972             75,123
                                      ------            --------           --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                 --                  --                 --
 Payable for fund shares
  purchased                               --                  --                 --
 Other liabilities                        --                  --                 --
                                      ------            --------           --------
 Total Liabilities                        --                  --                 --
                                      ------            --------           --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $7,832             $99,972            $75,123
                                      ======            ========           ========


                                     OPPENHEIMER        OPPENHEIMER
                                  GLOBAL SECURITIES     MAIN STREET
                                       FUND/VA            FUND/VA
                                     SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  ------------------------------------
ASSETS:
 Investments:
  Number of Shares                      16,980                649
                                      ========            =======
  Cost                                $588,422            $15,226
                                      ========            =======
  Market Value                        $339,930             $9,361
 Due from Hartford Life
  Insurance Company                         --                 --
 Receivable from fund shares
  sold                                      --                 --
 Other assets                               --                 --
                                      --------            -------
 Total Assets                          339,930              9,361
                                      --------            -------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                   --                 --
 Payable for fund shares
  purchased                                 --                 --
 Other liabilities                          --                 --
                                      --------            -------
 Total Liabilities                          --                 --
                                      --------            -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $339,930             $9,361
                                      ========            =======

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            OPPENHEIMER
                                            MAIN STREET          PUTNAM VT           PUTNAM VT
                                             SMALL CAP          DIVERSIFIED         GLOBAL ASSET
                                              FUND/VA           INCOME FUND       ALLOCATION FUND
                                          SUB-ACCOUNT (A)       SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              1,168               17,677              51,968
                                              =======             ========            ========
  Cost                                        $15,059             $170,970            $882,958
                                              =======             ========            ========
  Market Value                                $12,312             $100,902            $564,898
 Due from Hartford Life Insurance
  Company                                          --                   --                  --
 Receivable from fund shares sold                  --                   --                  --
 Other assets                                      --                   --                  --
                                              -------             --------            --------
 Total Assets                                  12,312              100,902             564,898
                                              -------             --------            --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                   --                  --
 Payable for fund shares purchased                 --                   --                  --
 Other liabilities                                 --                   --                  --
                                              -------             --------            --------
 Total Liabilities                                 --                   --                  --
                                              -------             --------            --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $12,312             $100,902            $564,898
                                              =======             ========            ========


                                             PUTNAM VT             PUTNAM VT            PUTNAM VT
                                              GLOBAL              GROWTH AND              HEALTH
                                            EQUITY FUND           INCOME FUND         SCIENCES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             312,204                425,978               9,789
                                             =========            ===========            ========
  Cost                                       $5,464,124           $10,611,980            $102,288
                                             =========            ===========            ========
  Market Value                               $2,435,191            $4,915,749            $108,756
 Due from Hartford Life Insurance
  Company                                           --                     --                  --
 Receivable from fund shares sold                   --                     --                  --
 Other assets                                       --                     --                  --
                                             ---------            -----------            --------
 Total Assets                                2,435,191              4,915,749             108,756
                                             ---------            -----------            --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                     --                  --
 Payable for fund shares purchased                  --                     --                  --
 Other liabilities                                  --                     --                  --
                                             ---------            -----------            --------
 Total Liabilities                                  --                     --                  --
                                             ---------            -----------            --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $2,435,191            $4,915,749            $108,756
                                             =========            ===========            ========


                                             PUTNAM VT
                                                HIGH               PUTNAM VT
                                             YIELD FUND           INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              403,755               223,731
                                             ==========            ==========
  Cost                                       $4,460,149            $2,817,294
                                             ==========            ==========
  Market Value                               $2,026,702            $2,017,784
 Due from Hartford Life Insurance
  Company                                            --                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total Assets                                 2,026,702             2,017,784
                                             ----------            ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total Liabilities                                   --                    --
                                             ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $2,026,702            $2,017,784
                                             ==========            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            PUTNAM VT
                                          INTERNATIONAL        PUTNAM VT             PUTNAM VT
                                           GROWTH AND        INTERNATIONAL       INTERNATIONAL NEW
                                           INCOME FUND        EQUITY FUND        OPPORTUNITIES FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              7,789             180,636                1,280
                                            =========          ==========             ========
  Cost                                       $110,205          $2,941,350              $18,295
                                            =========          ==========             ========
  Market Value                                $56,082          $1,618,107              $14,934
 Due from Hartford Life Insurance
  Company                                          --                  --                   --
 Receivable from fund shares sold                  --                  --                   --
 Other assets                                      --                  --                   --
                                            ---------          ----------             --------
 Total Assets                                  56,082           1,618,107               14,934
                                            ---------          ----------             --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                  --                   --
 Payable for fund shares purchased                 --                  --                   --
 Other liabilities                                 --                  --                   --
                                            ---------          ----------             --------
 Total Liabilities                                 --                  --                   --
                                            ---------          ----------             --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $56,082          $1,618,107              $14,934
                                            =========          ==========             ========


                                                             PUTNAM VT          PUTNAM VT
                                           PUTNAM VT           MONEY               NEW
                                         INVESTORS FUND     MARKET FUND     OPPORTUNITIES FUND
                                          SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             6,238             479               215,256
                                            ========           =====            ==========
  Cost                                       $59,275            $479            $3,869,475
                                            ========           =====            ==========
  Market Value                               $43,606            $479            $2,838,799
 Due from Hartford Life Insurance
  Company                                         --              --                    --
 Receivable from fund shares sold                 --              --                    --
 Other assets                                     --              --                    --
                                            --------           -----            ----------
 Total Assets                                 43,606             479             2,838,799
                                            --------           -----            ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                         --              --                    --
 Payable for fund shares purchased                --              --                    --
 Other liabilities                                --              --                    --
                                            --------           -----            ----------
 Total Liabilities                                --              --                    --
                                            --------           -----            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $43,606            $479            $2,838,799
                                            ========           =====            ==========


                                            PUTNAM VT           PUTNAM VT
                                               NEW           OTC & EMERGING
                                           VALUE FUND          GROWTH FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
ASSETS:
 Investments:
  Number of Shares                             19,917               9,826
                                            =========           =========
  Cost                                       $230,675            $140,877
                                            =========           =========
  Market Value                               $133,839             $44,610
 Due from Hartford Life Insurance
  Company                                          --                  --
 Receivable from fund shares sold                  --                  --
 Other assets                                      --                  --
                                            ---------           ---------
 Total Assets                                 133,839              44,610
                                            ---------           ---------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                  --
 Payable for fund shares purchased                 --                  --
 Other liabilities                                 --                  --
                                            ---------           ---------
 Total Liabilities                                 --                  --
                                            ---------           ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $133,839             $44,610
                                            =========           =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            PUTNAM VT              PUTNAM VT               PUTNAM VT
                                            SMALL CAP          THE GEORGE PUTNAM      UTILITIES GROWTH AND
                                            VALUE FUND          FUND OF BOSTON            INCOME FUND
                                           SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             10,286                 6,800                   29,850
                                             ========               =======                 ========
  Cost                                       $211,288               $67,642                 $441,888
                                             ========               =======                 ========
  Market Value                                $87,740               $39,102                 $427,153
 Due from Hartford Life Insurance
  Company                                          --                    --                       --
 Receivable from fund shares sold                  --                    --                       --
 Other assets                                      --                    --                       --
                                             --------               -------                 --------
 Total Assets                                  87,740                39,102                  427,153
                                             --------               -------                 --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                    --                       --
 Payable for fund shares purchased                 --                    --                       --
 Other liabilities                                 --                    --                       --
                                             --------               -------                 --------
 Total Liabilities                                 --                    --                       --
                                             --------               -------                 --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $87,740               $39,102                 $427,153
                                             ========               =======                 ========


                                                                                        PUTNAM VT
                                            PUTNAM VT            PUTNAM VT               CAPITAL
                                            VISTA FUND          VOYAGER FUND        OPPORTUNITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              6,675               225,262                20,013
                                             ========            ==========              ========
  Cost                                       $154,396            $7,683,366              $293,521
                                             ========            ==========              ========
  Market Value                                $56,736            $4,536,743              $175,912
 Due from Hartford Life Insurance
  Company                                          --                    --                    --
 Receivable from fund shares sold                  --                    --                    --
 Other assets                                      --                    --                    --
                                             --------            ----------              --------
 Total Assets                                  56,736             4,536,743               175,912
                                             --------            ----------              --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                    --                    --
 Payable for fund shares purchased                 --                    --                    --
 Other liabilities                                 --                    --                    --
                                             --------            ----------              --------
 Total Liabilities                                 --                    --                    --
                                             --------            ----------              --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $56,736            $4,536,743              $175,912
                                             ========            ==========              ========

                                                               VAN KAMPEN LIT
                                            PUTNAM VT            GROWTH AND         VAN KAMPEN LIT
                                              EQUITY               INCOME              COMSTOCK
                                           INCOME FUND           PORTFOLIO             PORTFOLIO
                                           SUB-ACCOUNT        SUB-ACCOUNT (A)         SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             22,694                 125                106,991
                                             ========              ======              =========
  Cost                                       $270,140              $1,671              $1,386,860
                                             ========              ======              =========
  Market Value                               $219,450              $1,718               $879,466
 Due from Hartford Life Insurance
  Company                                          --                  --                     --
 Receivable from fund shares sold                  --                  --                     --
 Other assets                                      --                  --                     --
                                             --------              ------              ---------
 Total Assets                                 219,450               1,718                879,466
                                             --------              ------              ---------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                  --                     --
 Payable for fund shares purchased                 --                  --                     --
 Other liabilities                                 --                  --                     --
                                             --------              ------              ---------
 Total Liabilities                                 --                  --                     --
                                             --------              ------              ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $219,450              $1,718               $879,466
                                             ========              ======              =========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                         UNITS
                                                        OWNED BY             UNIT          CONTRACT
                                                      PARTICIPANTS       FAIR VALUE #     LIABILITY
----------------------------------------------------------------------------------------------------
DEFERRED LIFE CONTRACTS (BY SUB-ACCOUNT):
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio -- Class B                                        508           $7.438385          $3,777
AllianceBernstein VPS International Value
 Portfolio -- Class B                                    108,544            6.074134         659,311
AllianceBernstein VPS Small/Mid-Cap Value
 Portfolio -- Class B                                      8,975            7.489616          67,217
AllianceBernstein VPS Value Portfolio -- Class B             238            6.481456           1,546
AllianceBernstein VPS International Growth
 Portfolio -- Class B                                     12,950            5.989175          77,558
AIM V.I. Capital Appreciation Fund -- Class S1            12,363            7.254268          89,684
AIM V.I. Core Equity Fund -- Class S1                      8,448           10.957579          92,574
AIM V.I. International Growth Fund -- Class S1             2,858            6.495072          18,560
AIM V.I. Mid Cap Core Equity Fund -- Class S1             24,768           12.155426         301,070
AIM V.I. Small Cap Equity Fund -- Class S1                10,798            8.853684          95,599
AIM V.I. Capital Development Fund -- Class S1              9,765            7.052376          68,867
American Funds Global Bond Fund -- Class 2                 1,179            9.952373          11,734
American Funds Global Growth and Income Fund --
 Class 2                                                      78            6.139312             477
American Funds Asset Allocation Fund -- Class 2          525,250           11.262300       5,915,517
American Funds Blue Chip Income and Growth Fund --
 Class 2                                                 113,475           10.382553       1,178,159
American Funds Bond Fund -- Class 2                      197,764           11.107228       2,196,607
American Funds Global Growth Fund -- Class 2            1,707,113           1.058316       1,806,666
American Funds Growth Fund -- Class 2                   9,741,491           0.742443       7,232,502
American Funds Growth-Income Fund -- Class 2            6,742,677           0.952901       6,425,104
American Funds International Fund -- Class 2             242,112           15.043908       3,642,306
American Funds New World Fund -- Class 2                  63,446           18.002579       1,142,194
American Funds Global Small Capitalization Fund --
 Class 2                                                1,664,449           1.147402       1,909,792
Fidelity VIP Asset Manager Portfolio -- Class
 INIT                                                    347,612            1.871681         650,618
Fidelity VIP Equity-Income Portfolio -- Class
 SRV2                                                      1,891            7.215315          13,647
Fidelity VIP Equity-Income Portfolio -- Class
 INIT                                                   3,355,271           1.919982       6,442,059
Fidelity VIP Growth Portfolio -- Class SRV2                  319            5.923299           1,887
Fidelity VIP Contrafund Portfolio -- Class SRV2          151,720            8.007735       1,214,935
Fidelity VIP Overseas Portfolio -- Class INIT            373,477            1.673907         625,165
Fidelity VIP Mid Cap Portfolio -- Class SRV2              72,124            8.324310         600,381
Fidelity VIP Value Strategies Portfolio -- Class
 SRV2                                                        221            5.406483           1,193
Fidelity VIP Freedom 2010 Portfolio -- Class SRV2            865            7.810650           6,760
Fidelity VIP Freedom 2020 Portfolio -- Class SRV2          2,432            7.169550          17,436
Fidelity VIP Freedom 2030 Portfolio -- Class SRV2          3,358            6.707483          22,524
Franklin Income Securities Fund -- Class 2               172,664            8.351913       1,442,072
Franklin Small Cap Value Securities Fund -- Class
 2                                                        62,367           12.530774         781,509
Franklin Strategic Income Securities Fund -- Class
 1                                                         7,625            8.855462          67,524
Mutual Shares Securities Fund -- Class 2                  99,913           10.912235       1,090,276
Templeton Developing Markets Securities Fund --
 Class 1                                                     771            5.148877           3,970
Templeton Foreign Securities Fund -- Class 2                 574            6.491152           3,728
Templeton Growth Securities Fund -- Class 2               10,199            6.895852          70,328
Mutual Discovery Securities Fund -- Class 2               46,906            9.148724         429,129
Franklin Flex Cap Growth Securities Fund -- Class
 2                                                            32            7.333637             233
Templeton Global Income Securities Fund -- Class
 2                                                        52,699           11.691131         616,114
Hartford Advisers HLS Fund -- Class IA                  3,390,003           2.329770       7,897,927
Hartford LargeCap Growth HLS Fund -- Class IA                  3            6.402873              21
Hartford Total Return Bond HLS Fund -- Class IA         5,114,992           2.284046      11,682,877
Hartford Capital Appreciation HLS Fund -- Class
 IA                                                     4,802,282           4.175508      20,051,966
Hartford Dividend and Growth HLS Fund -- Class IA       3,069,021           2.975883       9,133,048
Hartford Fundamental Growth HLS Fund -- Class IA              65            6.300540             410
Hartford Global Advisers HLS Fund -- Class IA              7,280            1.206928           8,786
Hartford Global Equity HLS Fund -- Class IA                  592            6.096042           3,606
Hartford Global Growth HLS Fund -- Class IA                7,087            0.768187           5,444
Hartford Disciplined Equity HLS Fund -- Class IA         606,478            1.043087         632,610
Hartford Growth HLS Fund -- Class IA                         174            6.655178           1,160
Hartford Growth Opportunities HLS Fund -- Class
 IA                                                       36,548           12.987431         474,670
Hartford High Yield HLS Fund -- Class IA                     422            7.732285           3,266
Hartford Index HLS Fund -- Class IA                     3,274,832           2.490602       8,156,305
Hartford International Small Company HLS Fund --
 Class IA                                                 20,022           14.524923         290,824
Hartford International Opportunities HLS Fund --
 Class IA                                               2,403,471           2.167800       5,210,245

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                         UNITS
                                                        OWNED BY             UNIT          CONTRACT
                                                      PARTICIPANTS       FAIR VALUE #     LIABILITY
----------------------------------------------------------------------------------------------------
Hartford MidCap Growth HLS Fund -- Class IA                    5           $5.812147             $27
Hartford MidCap HLS Fund -- Class IA                    1,176,797           2.710162       3,189,309
Hartford MidCap Value HLS Fund -- Class IA                49,525           11.600671         574,523
Hartford Money Market HLS Fund -- Class IA              6,432,494           1.795505      11,549,575
Hartford Small Company HLS Fund -- Class IA             1,986,777           1.512167       3,004,339
Hartford SmallCap Growth HLS Fund -- Class IA                  7            6.988318              47
Hartford Stock HLS Fund -- Class IA                     3,854,834           2.316588       8,930,063
Hartford U.S. Government Securities HLS Fund --
 Class IA                                                135,109            9.957373       1,345,335
Hartford Value Opportunities HLS Fund -- Class IA         42,188           10.424442         439,788
Lord Abbett America's Value Portfolio -- Class VC          8,463            8.730699          73,884
Lord Abbett Bond-Debenture Portfolio -- Class VC           5,219            8.432890          44,014
Lord Abbett Growth & Income Fund -- Class VC               7,944            7.998229          63,540
MFS Growth Series -- Class INIT                                3            6.874012              21
MFS Investors Trust Series -- Class INIT                   4,252            8.706510          37,021
MFS New Discovery Series -- Class INIT                     3,456            9.566346          33,065
MFS Total Return Series -- Class INIT                    128,044           11.199735       1,434,061
MFS Value Series -- Class INIT                             4,115            7.370068          30,325
Van Kampen -- UIF Mid Cap Growth Portfolio --
 Class II                                                  1,325            5.909437           7,832
Van Kampen -- UIF U.S. Mid Cap Value Portfolio --
 Class II                                                 15,863            6.302084          99,972
Oppenheimer Capital Appreciation Fund -- Class
 SRV                                                      10,828            6.938164          75,123
Oppenheimer Global Securities Fund/VA -- Class
 SRV                                                      42,722            7.956807         339,930
Oppenheimer Main Street Fund/VA -- Class SRV               1,231            7.602822           9,361
Oppenheimer Main Street Small Cap Fund/VA -- Class
 SRV                                                       1,801            6.836775          12,312
Putnam VT Diversified Income Fund -- Class IB              4,163            7.191250          29,940
Putnam VT Diversified Income Fund -- Class IA              4,741           14.968756          70,962
Putnam VT Global Asset Allocation Fund -- Class
 IA                                                       28,550           19.786145         564,898
Putnam VT Global Equity Fund -- Class IA                 136,447           17.847130       2,435,191
Putnam VT Growth and Income Fund -- Class IB                 796            8.870392           7,064
Putnam VT Growth and Income Fund -- Class IA             227,825           21.545827       4,908,685
Putnam VT Health Sciences Fund -- Class IA                 9,129           11.913774         108,756
Putnam VT High Yield Fund -- Class IB                      1,776           10.468992          18,591
Putnam VT High Yield Fund -- Class IA                    104,483           19.219456       2,008,111
Putnam VT Income Fund -- Class IB                          4,462            8.902167          39,724
Putnam VT Income Fund -- ClassIA                         115,451           17.133269       1,978,060
Putnam VT International Growth and Income Fund --
 Class IA                                                  4,665           12.021934          56,082
Putnam VT International Equity Fund -- Class IB            4,142           11.977464          49,616
Putnam VT International Equity Fund -- Class IA          127,689           12.283717       1,568,491
Putnam VT International New Opportunities Fund --
 Class IA                                                  1,333           11.206894          14,934
Putnam VT Investors Fund -- Class IA                       6,188            7.046749          43,606
Putnam VT Money Market Fund -- Class IA                      267            1.796082             479
Putnam VT New Opportunities Fund -- Class IB               2,683            9.829288          26,374
Putnam VT New Opportunities Fund -- Class IA             176,594           15.925954       2,812,425
Putnam VT New Value Fund -- Class IA                      11,683           11.455993         133,839
Putnam VT OTC & Emerging Growth Fund -- Class IA           9,094            4.905646          44,610
Putnam VT Small Cap Value Fund -- Class IB                14,047            6.246201          87,740
Putnam VT The George Putnam Fund of Boston --
 Class IA                                                  4,082            9.580101          39,102
Putnam VT Utilities Growth and Income Fund --
 Class IA                                                 16,090           26.547468         427,153
Putnam VT Vista Fund -- Class IA                           7,326            7.744085          56,736
Putnam VT Voyager Fund -- Class IB                           555            8.721088           4,836
Putnam VT Voyager Fund -- Class IA                       210,414           21.538000       4,531,907
Putnam VT Capital Opportunities Fund -- Class IB          16,639           10.572218         175,912
Putnam VT Equity Income Fund -- Class IB                  19,382           11.322627         219,450
Van Kampen LIT Growth and Income Portfolio --
 Class II                                                    233            7.374331           1,718
Van Kampen LIT Comstock Portfolio -- Class II            116,436            7.553239         879,466

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                            BALANCED WEALTH           INTERNATIONAL             SMALL/MID-CAP
                                          STRATEGY PORTFOLIO         VALUE PORTFOLIO           VALUE PORTFOLIO
                                            SUB-ACCOUNT (A)            SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --                      $7,311                   $1,418
                                                 -----                  ----------                ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      --                      (2,308)                 (53,979)
 Net realized gain on distributions                 --                      52,302                   33,394
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         268                    (652,561)                  (8,633)
                                                 -----                  ----------                ---------
  Net gain (loss) on investments                   268                    (602,567)                 (29,218)
                                                 -----                  ----------                ---------
  Net increase (decrease) in net
   assets resulting from operations               $268                   $(595,256)                $(27,800)
                                                 =====                  ==========                =========

                                                                  ALLIANCEBERNSTEIN VPS         AIM V.I.
                                         ALLIANCEBERNSTEIN VPS        INTERNATIONAL              CAPITAL
                                            VALUE PORTFOLIO         GROWTH PORTFOLIO        APPRECIATION FUND
                                            SUB-ACCOUNT (A)            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --                       $ --                    $ --
                                                 -----                  ---------               ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (43)                      (241)                 (2,090)
 Net realized gain on distributions                 --                      1,866                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (46)                   (59,594)                (65,463)
                                                 -----                  ---------               ---------
  Net gain (loss) on investments                   (89)                   (57,969)                (67,553)
                                                 -----                  ---------               ---------
  Net increase (decrease) in net
   assets resulting from operations               $(89)                  $(57,969)               $(67,553)
                                                 =====                  =========               =========

                                            AIM V.I.            AIM V.I.
                                              CORE           INTERNATIONAL
                                           EQUITY FUND        GROWTH FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT (A)
--------------------------------------  -------------------------------------
INVESTMENT INCOME:
 Dividends                                     $2,654               $139
                                            ---------           --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (278)               (48)
 Net realized gain on distributions                --                337
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (34,561)            (5,301)
                                            ---------           --------
  Net gain (loss) on investments              (34,839)            (5,012)
                                            ---------           --------
  Net increase (decrease) in net
   assets resulting from operations          $(32,185)           $(4,873)
                                            =========           ========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             AIM V.I.             AIM V.I.              AIM V.I.
                                           MID CAP CORE          SMALL CAP              CAPITAL
                                            EQUITY FUND         EQUITY FUND         DEVELOPMENT FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $6,241                $ --                  $ --
                                             ---------            --------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (15,942)                (82)                    5
 Net realized gain on distributions             45,386                 388                13,276
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (173,069)            (33,915)              (71,278)
                                             ---------            --------              --------
  Net gain (loss) on investments              (143,625)            (33,609)              (57,997)
                                             ---------            --------              --------
  Net increase (decrease) in net
   assets resulting from operations          $(137,384)           $(33,609)             $(57,997)
                                             =========            ========              ========

                                                              AMERICAN FUNDS
                                          AMERICAN FUNDS          GLOBAL            AMERICAN FUNDS
                                              GLOBAL            GROWTH AND               ASSET
                                            BOND FUND           INCOME FUND         ALLOCATION FUND
                                         SUB-ACCOUNT (A)      SUB-ACCOUNT (A)         SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $504                  $14                 $192,637
                                               ----                -----              -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (1)                (172)                 (23,740)
 Net realized gain on distributions              --                   --                  305,754
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      299                 (165)              (2,962,070)
                                               ----                -----              -----------
  Net gain (loss) on investments                298                 (337)              (2,680,056)
                                               ----                -----              -----------
  Net increase (decrease) in net
   assets resulting from operations            $802                $(323)             $(2,487,419)
                                               ====                =====              ===========

                                          AMERICAN FUNDS
                                             BLUE CHIP
                                            INCOME AND         AMERICAN FUNDS
                                            GROWTH FUND           BOND FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $32,670             $138,330
                                             ---------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (5,287)             (18,818)
 Net realized gain on distributions            113,222                7,475
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (808,313)            (346,026)
                                             ---------            ---------
  Net gain (loss) on investments              (700,378)            (357,369)
                                             ---------            ---------
  Net increase (decrease) in net
   assets resulting from operations          $(667,708)           $(219,039)
                                             =========            =========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS
                                               GLOBAL             AMERICAN FUNDS           AMERICAN FUNDS
                                             GROWTH FUND            GROWTH FUND          GROWTH-INCOME FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $45,494                $87,771                 $152,873
                                             -----------            -----------              -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (21,830)              (179,548)                 (36,829)
 Net realized gain on distributions              207,175              1,236,528                  575,467
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,361,582)            (6,795,814)              (4,490,961)
                                             -----------            -----------              -----------
  Net gain (loss) on investments              (1,176,237)            (5,738,834)              (3,952,323)
                                             -----------            -----------              -----------
  Net increase (decrease) in net
   assets resulting from operations          $(1,130,743)           $(5,651,063)             $(3,799,450)
                                             ===========            ===========              ===========

                                                                                             AMERICAN FUNDS
                                            AMERICAN FUNDS           AMERICAN FUNDS           GLOBAL SMALL
                                          INTERNATIONAL FUND         NEW WORLD FUND        CAPITALIZATION FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $101,088                 $25,140                     $ --
                                              -----------              ----------              -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (146,341)                (37,453)                 (22,973)
 Net realized gain on distributions               742,622                 132,961                  442,826
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (3,480,993)               (968,304)              (2,612,036)
                                              -----------              ----------              -----------
  Net gain (loss) on investments               (2,884,712)               (872,796)              (2,192,183)
                                              -----------              ----------              -----------
  Net increase (decrease) in net
   assets resulting from operations           $(2,783,624)              $(847,656)             $(2,192,183)
                                              ===========              ==========              ===========

                                            FIDELITY VIP            FIDELITY VIP
                                           ASSET MANAGER            EQUITY-INCOME
                                             PORTFOLIO                PORTFOLIO
                                            SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  -----------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $22,571                 $237,690
                                             ----------              -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (2,812)                (267,210)
 Net realized gain on distributions              86,327                    9,806
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (372,969)              (4,998,656)
                                             ----------              -----------
  Net gain (loss) on investments               (289,454)              (5,256,060)
                                             ----------              -----------
  Net increase (decrease) in net
   assets resulting from operations           $(266,883)             $(5,018,370)
                                             ==========              ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                          FIDELITY VIP        FIDELITY VIP         FIDELITY VIP
                                             GROWTH            CONTRAFUND            OVERSEAS
                                            PORTFOLIO           PORTFOLIO            PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $17               $13,802              $24,384
                                              -----             ---------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   --               (16,024)             (10,491)
 Net realized gain on distributions              --                19,805              134,462
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (264)             (701,045)            (670,169)
                                              -----             ---------            ---------
  Net gain (loss) on investments               (264)             (697,264)            (546,198)
                                              -----             ---------            ---------
  Net increase (decrease) in net
   assets resulting from operations           $(247)            $(683,462)           $(521,814)
                                              =====             =========            =========

                                           FIDELITY VIP         FIDELITY VIP        FIDELITY VIP
                                              MID CAP         VALUE STRATEGIES      FREEDOM 2010
                                             PORTFOLIO           PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT       SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
--------------------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $2,162                $5                 $220
                                             ---------              ----                -----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (6,401)               (1)                  --
 Net realized gain on distributions            154,540                --                  208
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (545,004)               (4)                (352)
                                             ---------              ----                -----
  Net gain (loss) on investments              (396,865)               (5)                (144)
                                             ---------              ----                -----
  Net increase (decrease) in net
   assets resulting from operations          $(394,703)             $ --                  $76
                                             =========              ====                =====

                                           FIDELITY VIP         FIDELITY VIP
                                           FREEDOM 2020         FREEDOM 2030
                                             PORTFOLIO           PORTFOLIO
                                          SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
--------------------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                                      $538                 $639
                                               -----               ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    --                    5
 Net realized gain on distributions              643                1,272
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (382)                (875)
                                               -----               ------
  Net gain (loss) on investments                 261                  402
                                               -----               ------
  Net increase (decrease) in net
   assets resulting from operations             $799               $1,041
                                               =====               ======

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                  FRANKLIN             FRANKLIN
                                             FRANKLIN             SMALL CAP            STRATEGIC
                                              INCOME                VALUE               INCOME
                                          SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $90,852              $13,766                $ --
                                             ---------            ---------             -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (1,799)             (55,819)                (38)
 Net realized gain on distributions             38,042               95,339                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             (716,905)            (486,053)             (5,652)
                                             ---------            ---------             -------
  Net gain (loss) on investments              (680,662)            (446,533)             (5,690)
                                             ---------            ---------             -------
  Net increase (decrease) in net
   assets resulting from
   operations                                $(589,810)           $(432,767)            $(5,690)
                                             =========            =========             =======

                                                                  TEMPLETON
                                                                 DEVELOPING            TEMPLETON
                                           MUTUAL SHARES           MARKETS              FOREIGN
                                          SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (A)
--------------------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $48,226                $ --                $ --
                                             ---------             -------               -----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (69,337)                (19)                (28)
 Net realized gain on distributions             68,594                  --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             (765,257)             (1,536)               (822)
                                             ---------             -------               -----
  Net gain (loss) on investments              (766,000)             (1,555)               (850)
                                             ---------             -------               -----
  Net increase (decrease) in net
   assets resulting from
   operations                                $(717,774)            $(1,555)              $(850)
                                             =========             =======               =====


                                            TEMPLETON
                                              GROWTH          MUTUAL DISCOVERY
                                         SECURITIES FUND       SECURITIES FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $1,436                $9,424
                                             --------             ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (152)               (6,085)
 Net realized gain on distributions             5,657                17,655
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             (53,266)             (172,295)
                                             --------             ---------
  Net gain (loss) on investments              (47,761)             (160,725)
                                             --------             ---------
  Net increase (decrease) in net
   assets resulting from
   operations                                $(46,325)            $(151,301)
                                             ========             =========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            FRANKLIN
                                            FLEX CAP           TEMPLETON            HARTFORD
                                             GROWTH          GLOBAL INCOME          ADVISERS
                                         SECURITIES FUND    SECURITIES FUND         HLS FUND
                                         SUB-ACCOUNT (A)      SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $ --              $17,603              $318,816
                                              -----             --------           -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   --                  (96)             (158,229)
 Net realized gain on distributions              --                   --                64,357
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (33)              (2,552)           (4,024,385)
                                              -----             --------           -----------
  Net gain (loss) on investments                (33)              (2,648)           (4,118,257)
                                              -----             --------           -----------
  Net increase (decrease) in net
   assets resulting from operations            $(33)             $14,955           $(3,799,441)
                                              =====             ========           ===========

                                             HARTFORD            HARTFORD              HARTFORD
                                             LARGECAP              TOTAL               CAPITAL
                                              GROWTH            RETURN BOND          APPRECIATION
                                             HLS FUND            HLS FUND              HLS FUND
                                         SUB-ACCOUNT (A)        SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $ --                $849,973              $555,259
                                               ----             -----------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   --                 (77,664)             (251,081)
 Net realized gain on distributions              --                      --             3,076,021
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       --              (1,778,196)          (20,495,398)
                                               ----             -----------          ------------
  Net gain (loss) on investments                 --              (1,855,860)          (17,670,458)
                                               ----             -----------          ------------
  Net increase (decrease) in net
   assets resulting from operations            $ --             $(1,005,887)         $(17,115,199)
                                               ====             ===========          ============

                                             HARTFORD             HARTFORD
                                             DIVIDEND           FUNDAMENTAL
                                            AND GROWTH             GROWTH
                                             HLS FUND             HLS FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT (A)
--------------------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                                     $271,036             $ --
                                            -----------             ----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (281,028)              --
 Net realized gain on distributions             259,961               --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (4,882,565)              14
                                            -----------             ----
  Net gain (loss) on investments             (4,903,632)              14
                                            -----------             ----
  Net increase (decrease) in net
   assets resulting from operations         $(4,632,596)             $14
                                            ===========             ====

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            HARTFORD
                                             GLOBAL               HARTFORD               HARTFORD
                                            ADVISERS            GLOBAL EQUITY          GLOBAL GROWTH
                                            HLS FUND              HLS FUND               HLS FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (A)(B)         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $525                   $33                    $63
                                             -------               -------                -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (47)                 (503)                   (65)
 Net realized gain on distributions              202                    --                    189
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (4,995)               (2,362)                (4,385)
                                             -------               -------                -------
  Net gain (loss) on investments              (4,840)               (2,865)                (4,261)
                                             -------               -------                -------
  Net increase (decrease) in net
   assets resulting from operations          $(4,315)              $(2,832)               $(4,198)
                                             =======               =======                =======

                                             HARTFORD                                  HARTFORD
                                            DISCIPLINED           HARTFORD              GROWTH
                                              EQUITY               GROWTH            OPPORTUNITIES
                                             HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (A)        SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $9,974                $4                  $2,837
                                             ---------               ---               ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (1,290)               (4)                (30,333)
 Net realized gain on distributions             78,804                --                  34,827
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (444,767)               46                (407,472)
                                             ---------               ---               ---------
  Net gain (loss) on investments              (367,253)               42                (402,978)
                                             ---------               ---               ---------
  Net increase (decrease) in net
   assets resulting from operations          $(357,279)              $46               $(400,141)
                                             =========               ===               =========


                                             HARTFORD               HARTFORD
                                            HIGH YIELD               INDEX
                                             HLS FUND               HLS FUND
                                          SUB-ACCOUNT (A)         SUB-ACCOUNT
--------------------------------------  -------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $349                  $240,942
                                               -----              ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    --                  (308,197)
 Net realized gain on distributions               --                   273,962
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (705)               (5,296,715)
                                               -----              ------------
  Net gain (loss) on investments                (705)               (5,330,950)
                                               -----              ------------
  Net increase (decrease) in net
   assets resulting from operations            $(356)              $(5,090,008)
                                               =====              ============

(a)  From inception May 1, 2008 to December 31, 2008.

(b) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             HARTFORD            HARTFORD             HARTFORD
                                          INTERNATIONAL        INTERNATIONAL           MIDCAP
                                          SMALL COMPANY        OPPORTUNITIES           GROWTH
                                             HLS FUND            HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $5,307             $167,716             $ --
                                            ----------          -----------             ----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (7,016)             (56,954)              --
 Net realized gain on distributions             12,889              318,173               --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (224,082)          (4,325,938)               1
                                            ----------          -----------             ----
  Net gain (loss) on investments              (218,209)          (4,064,719)               1
                                            ----------          -----------             ----
  Net increase (decrease) in net
   assets resulting from operations          $(212,902)         $(3,897,003)              $1
                                            ==========          ===========             ====


                                             HARTFORD             HARTFORD           HARTFORD
                                              MIDCAP            MIDCAP VALUE       MONEY MARKET
                                             HLS FUND             HLS FUND           HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $23,480              $6,066           $200,499
                                            -----------          ----------          ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (81,323)           (156,056)                --
 Net realized gain on distributions             218,620             235,541                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,954,668)           (639,939)                --
                                            -----------          ----------          ---------
  Net gain (loss) on investments             (1,817,371)           (560,454)                --
                                            -----------          ----------          ---------
  Net increase (decrease) in net
   assets resulting from operations         $(1,793,891)          $(554,388)          $200,499
                                            ===========          ==========          =========


                                             HARTFORD             HARTFORD
                                           SMALL COMPANY      SMALLCAP GROWTH
                                             HLS FUND             HLS FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT (A)
--------------------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                                       $4,392             $ --
                                            -----------             ----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (53,203)              (3)
 Net realized gain on distributions              15,342               --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (2,066,371)              (5)
                                            -----------             ----
  Net gain (loss) on investments             (2,104,232)              (8)
                                            -----------             ----
  Net increase (decrease) in net
   assets resulting from operations         $(2,099,840)             $(8)
                                            ===========             ====

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                     HARTFORD            HARTFORD
                                              HARTFORD           U.S. GOVERNMENT           VALUE
                                                STOCK               SECURITIES         OPPORTUNITIES
                                              HLS FUND               HLS FUND            HLS FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT (A)(C)      SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $271,919            $107,874              $12,693
                                            -------------           ---------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (300,097)           (178,530)              (6,041)
 Net realized gain on distributions                82,482                  --                4,230
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (7,159,806)             22,417             (313,734)
                                            -------------           ---------            ---------
  Net gain (loss) on investments               (7,377,421)           (156,113)            (315,545)
                                            -------------           ---------            ---------
  Net increase (decrease) in net
   assets resulting from operations           $(7,105,502)           $(48,239)           $(302,852)
                                            =============           =========            =========


                                           LORD ABBETT           LORD ABBETT          LORD ABBETT
                                         AMERICA'S VALUE       BOND-DEBENTURE           GROWTH &
                                            PORTFOLIO             PORTFOLIO           INCOME FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT (A)        SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $3,614                $3,311                $1,296
                                            --------               -------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   206                   (16)              (17,601)
 Net realized gain on distributions            2,169                   126                   303
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (24,231)               (6,075)              (36,873)
                                            --------               -------              --------
  Net gain (loss) on investments             (21,856)               (5,965)              (54,171)
                                            --------               -------              --------
  Net increase (decrease) in net
   assets resulting from operations         $(18,242)              $(2,654)             $(52,875)
                                            ========               =======              ========


                                          MFS GROWTH       MFS INVESTORS
                                            SERIES         TRUST SERIES
                                        SUB-ACCOUNT (A)   SUB-ACCOUNT (D)
--------------------------------------  ----------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --               $ --
                                             -----            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  --               (201)
 Net realized gain on distributions             --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      --             (6,529)
                                             -----            -------
  Net gain (loss) on investments                --             (6,730)
                                             -----            -------
  Net increase (decrease) in net
   assets resulting from operations           $ --            $(6,730)
                                             =====            =======

(a)  From inception May 1, 2008 to December 31, 2008.

(c) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

(d) Funded as of July 29, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              MFS NEW              MFS TOTAL            MFS VALUE
                                          DISCOVERY SERIES       RETURN SERIES           SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --               $57,310                $ --
                                              --------             ---------             -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (2,297)              (15,821)                  3
 Net realized gain on distributions             10,445               113,514                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (33,636)             (577,769)             (4,487)
                                              --------             ---------             -------
  Net gain (loss) on investments               (25,488)             (480,076)             (4,484)
                                              --------             ---------             -------
  Net increase (decrease) in net
   assets resulting from operations           $(25,488)            $(422,766)            $(4,484)
                                              ========             =========             =======

                                           VAN KAMPEN --       VAN KAMPEN --
                                            UIF MID CAP           UIF U.S.            OPPENHEIMER
                                              GROWTH           MID CAP VALUE            CAPITAL
                                             PORTFOLIO           PORTFOLIO         APPRECIATION FUND
                                          SUB-ACCOUNT (A)       SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $2                 $678                  $ --
                                              -------             --------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (3)              (2,844)                  767
 Net realized gain on distributions                69               28,444                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (2,157)             (85,559)              (60,000)
                                              -------             --------              --------
  Net gain (loss) on investments               (2,091)             (59,959)              (59,233)
                                              -------             --------              --------
  Net increase (decrease) in net
   assets resulting from operations           $(2,089)            $(59,281)             $(59,233)
                                              =======             ========              ========


                                             OPPENHEIMER          OPPENHEIMER
                                          GLOBAL SECURITIES       MAIN STREET
                                               FUND/VA              FUND/VA
                                             SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                       $5,690                $107
                                              ---------             -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (1,966)               (139)
 Net realized gain on distributions              30,510                 564
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (262,312)             (5,840)
                                              ---------             -------
  Net gain (loss) on investments               (233,768)             (5,415)
                                              ---------             -------
  Net increase (decrease) in net
   assets resulting from operations           $(228,078)            $(5,308)
                                              =========             =======

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            OPPENHEIMER
                                            MAIN STREET          PUTNAM VT            PUTNAM VT
                                             SMALL CAP          DIVERSIFIED         GLOBAL ASSET
                                              FUND/VA           INCOME FUND        ALLOCATION FUND
                                          SUB-ACCOUNT (A)       SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $ --               $5,957              $31,183
                                              -------             --------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      2                 (413)              (6,926)
 Net realized gain on distributions                --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (2,747)             (45,154)            (311,878)
                                              -------             --------            ---------
  Net gain (loss) on investments               (2,745)             (45,567)            (318,804)
                                              -------             --------            ---------
  Net increase (decrease) in net
   assets resulting from operations           $(2,745)            $(39,610)           $(287,621)
                                              =======             ========            =========


                                              PUTNAM VT              PUTNAM VT             PUTNAM VT
                                               GLOBAL               GROWTH AND              HEALTH
                                             EQUITY FUND            INCOME FUND          SCIENCES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $100,186               $175,090                 $ --
                                             -----------            -----------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (53,941)              (126,224)                (281)
 Net realized gain on distributions                   --              1,265,882                1,140
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (2,090,869)            (4,530,415)             (23,439)
                                             -----------            -----------            ---------
  Net gain (loss) on investments              (2,144,810)            (3,390,757)             (22,580)
                                             -----------            -----------            ---------
  Net increase (decrease) in net
   assets resulting from operations          $(2,044,624)           $(3,215,667)            $(22,580)
                                             ===========            ===========            =========


                                             PUTNAM VT
                                               HIGH               PUTNAM VT
                                            YIELD FUND           INCOME FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                    $246,319             $188,382
                                             ---------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   2,961              (16,378)
 Net realized gain on distributions                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (943,192)            (818,204)
                                             ---------            ---------
  Net gain (loss) on investments              (940,231)            (834,582)
                                             ---------            ---------
  Net increase (decrease) in net
   assets resulting from operations          $(693,912)           $(646,200)
                                             =========            =========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            PUTNAM VT
                                          INTERNATIONAL           PUTNAM VT              PUTNAM VT
                                            GROWTH AND          INTERNATIONAL        INTERNATIONAL NEW
                                           INCOME FUND           EQUITY FUND         OPPORTUNITIES FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $1,849                $54,442                  $408
                                             --------            -----------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (579)               (27,953)                 (503)
 Net realized gain on distributions            17,220                361,717                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (66,877)            (1,589,898)              (11,278)
                                             --------            -----------              --------
  Net gain (loss) on investments              (50,236)            (1,256,134)              (11,781)
                                             --------            -----------              --------
  Net increase (decrease) in net
   assets resulting from operations          $(48,387)           $(1,201,692)             $(11,373)
                                             ========            ===========              ========


                                                               PUTNAM VT            PUTNAM VT
                                            PUTNAM VT            MONEY                 NEW
                                          INVESTORS FUND      MARKET FUND      OPPORTUNITIES FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $316             $14                  $11,838
                                             --------             ---              -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (179)             --                  (35,020)
 Net realized gain on distributions                --              --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (29,277)             --               (1,802,025)
                                             --------             ---              -----------
  Net gain (loss) on investments              (29,456)             --               (1,837,045)
                                             --------             ---              -----------
  Net increase (decrease) in net
   assets resulting from operations          $(29,140)            $14              $(1,825,207)
                                             ========             ===              ===========


                                             PUTNAM VT            PUTNAM VT
                                                NEW             OTC & EMERGING
                                            VALUE FUND           GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                      $4,290                 $ --
                                             ---------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   7,168              (34,658)
 Net realized gain on distributions             43,289                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (169,081)              (5,371)
                                             ---------             --------
  Net gain (loss) on investments              (118,624)             (40,029)
                                             ---------             --------
  Net increase (decrease) in net
   assets resulting from operations          $(114,334)            $(40,029)
                                             =========             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            PUTNAM VT              PUTNAM VT                 PUTNAM VT
                                            SMALL CAP          THE GEORGE PUTNAM       UTILITIES GROWTH AND
                                            VALUE FUND           FUND OF BOSTON             INCOME FUND
                                           SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $1,663                 $2,868                   $13,293
                                             --------               --------                 ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (66,437)                  (460)                   (1,534)
 Net realized gain on distributions            29,123                  5,206                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (39,721)               (34,995)                 (204,063)
                                             --------               --------                 ---------
  Net gain (loss) on investments              (77,035)               (30,249)                 (205,597)
                                             --------               --------                 ---------
  Net increase (decrease) in net
   assets resulting from operations          $(75,372)              $(27,381)                $(192,304)
                                             ========               ========                 =========


                                                                                          PUTNAM VT
                                            PUTNAM VT             PUTNAM VT                CAPITAL
                                            VISTA FUND          VOYAGER FUND         OPPORTUNITIES FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $ --                $17,533                 $1,093
                                             --------            -----------              ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (4,147)              (186,400)                  (411)
 Net realized gain on distributions                --                     --                 13,329
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (44,008)            (2,534,156)              (106,405)
                                             --------            -----------              ---------
  Net gain (loss) on investments              (48,155)            (2,720,556)               (93,487)
                                             --------            -----------              ---------
  Net increase (decrease) in net
   assets resulting from operations          $(48,155)           $(2,703,023)              $(92,394)
                                             ========            ===========              =========

                                                                VAN KAMPEN LIT
                                             PUTNAM VT            GROWTH AND         VAN KAMPEN LIT
                                              EQUITY                INCOME              COMSTOCK
                                            INCOME FUND           PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT        SUB-ACCOUNT (A)         SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $8,640               $ --                 $24,191
                                             ---------               ----               ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (40,494)               (11)                (18,990)
 Net realized gain on distributions             20,708                 --                  59,413
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (114,138)                47                (560,556)
                                             ---------               ----               ---------
  Net gain (loss) on investments              (133,924)                36                (520,133)
                                             ---------               ----               ---------
  Net increase (decrease) in net
   assets resulting from operations          $(125,284)               $36               $(495,942)
                                             =========               ====               =========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                            BALANCED WEALTH             INTERNATIONAL              SMALL/MID-CAP
                                           STRATEGY PORTFOLIO          VALUE PORTFOLIO            VALUE PORTFOLIO
                                            SUB-ACCOUNT (A)              SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --                      $7,311                     $1,418
 Net realized gain (loss) on security
  transactions                                       --                      (2,308)                   (53,979)
 Net realized gain on distributions                  --                      52,302                     33,394
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          268                    (652,561)                    (8,633)
                                                 ------                   ---------                  ---------
 Net increase (decrease) in net assets
  resulting from operations                         268                    (595,256)                   (27,800)
                                                 ------                   ---------                  ---------
UNIT TRANSACTIONS:
 Purchases                                           47                      47,715                      3,818
 Net transfers                                    3,503                     226,625                   (259,921)
 Surrenders for benefit payments and
  fees                                               --                      (1,857)                         3
 Net loan activity                                   --                          --                         --
 Cost of insurance                                  (41)                    (35,757)                    (4,224)
                                                 ------                   ---------                  ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                3,509                     236,726                   (260,324)
                                                 ------                   ---------                  ---------
 Net increase (decrease) in net assets            3,777                    (358,530)                  (288,124)
NET ASSETS:
 Beginning of year                                   --                   1,017,841                    355,341
                                                 ------                   ---------                  ---------
 End of year                                     $3,777                    $659,311                    $67,217
                                                 ======                   =========                  =========

                                                                   ALLIANCEBERNSTEIN VPS           AIM V.I.
                                         ALLIANCEBERNSTEIN VPS         INTERNATIONAL               CAPITAL
                                            VALUE PORTFOLIO           GROWTH PORTFOLIO        APPRECIATION FUND
                                            SUB-ACCOUNT (A)             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --                       $ --                     $ --
 Net realized gain (loss) on security
  transactions                                      (43)                      (241)                  (2,090)
 Net realized gain on distributions                  --                      1,866                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (46)                   (59,594)                 (65,463)
                                                 ------                   --------                 --------
 Net increase (decrease) in net assets
  resulting from operations                         (89)                   (57,969)                 (67,553)
                                                 ------                   --------                 --------
UNIT TRANSACTIONS:
 Purchases                                        1,569                      3,842                   13,225
 Net transfers                                      819                    115,795                    2,850
 Surrenders for benefit payments and
  fees                                                1                         --                       75
 Net loan activity                                   --                         --                       --
 Cost of insurance                                 (754)                    (3,566)                 (10,374)
                                                 ------                   --------                 --------
 Net increase (decrease) in net assets
  resulting from unit transactions                1,635                    116,071                    5,776
                                                 ------                   --------                 --------
 Net increase (decrease) in net assets            1,546                     58,102                  (61,777)
NET ASSETS:
 Beginning of year                                   --                     19,456                  151,461
                                                 ------                   --------                 --------
 End of year                                     $1,546                    $77,558                  $89,684
                                                 ======                   ========                 ========

                                             AIM V.I.            AIM V.I.
                                               CORE            INTERNATIONAL
                                           EQUITY FUND          GROWTH FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT (A)
--------------------------------------  ---------------------------------------
OPERATIONS:
 Net investment income (loss)                  $2,654                $139
 Net realized gain (loss) on security
  transactions                                   (278)                (48)
 Net realized gain on distributions                --                 337
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (34,561)             (5,301)
                                             --------             -------
 Net increase (decrease) in net assets
  resulting from operations                   (32,185)             (4,873)
                                             --------             -------
UNIT TRANSACTIONS:
 Purchases                                      2,663               1,042
 Net transfers                                111,631              23,856
 Surrenders for benefit payments and
  fees                                             --                   1
 Net loan activity                                 --                  --
 Cost of insurance                             (3,100)             (1,466)
                                             --------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions            111,194              23,433
                                             --------             -------
 Net increase (decrease) in net assets         79,009              18,560
NET ASSETS:
 Beginning of year                             13,565                  --
                                             --------             -------
 End of year                                  $92,574             $18,560
                                             ========             =======

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                               AIM V.I.           AIM V.I.           AIM V.I.
                                             MID CAP CORE         SMALL CAP          CAPITAL
                                             EQUITY FUND         EQUITY FUND     DEVELOPMENT FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $6,241               $ --              $ --
 Net realized gain (loss) on security
  transactions                                   (15,942)               (82)                5
 Net realized gain on distributions               45,386                388            13,276
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (173,069)           (33,915)          (71,278)
                                              ----------          ---------          --------
 Net increase (decrease) in net assets
  resulting from operations                     (137,384)           (33,609)          (57,997)
                                              ----------          ---------          --------
UNIT TRANSACTIONS:
 Purchases                                        41,787              6,206             8,114
 Net transfers                                   (68,260)            42,111             4,979
 Surrenders for benefit payments and
  fees                                            (9,067)                 1                --
 Net loan activity                                    --               (378)               --
 Cost of insurance                               (14,319)            (1,651)           (5,805)
                                              ----------          ---------          --------
 Net increase (decrease) in net assets
  resulting from unit transactions               (49,859)            46,289             7,288
                                              ----------          ---------          --------
 Net increase (decrease) in net assets          (187,243)            12,680           (50,709)
NET ASSETS:
 Beginning of year                               488,313             82,919           119,576
                                              ----------          ---------          --------
 End of year                                    $301,070            $95,599           $68,867
                                              ==========          =========          ========

                                                             AMERICAN FUNDS
                                           AMERICAN FUNDS        GLOBAL          AMERICAN FUNDS
                                               GLOBAL          GROWTH AND             ASSET
                                             BOND FUND         INCOME FUND       ALLOCATION FUND
                                          SUB-ACCOUNT (A)    SUB-ACCOUNT (A)       SUB-ACCOUNT
----------------------------------------  --------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $504              $14               $192,637
 Net realized gain (loss) on security
  transactions                                      (1)            (172)               (23,740)
 Net realized gain on distributions                 --               --                305,754
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         299             (165)            (2,962,070)
                                              --------           ------            -----------
 Net increase (decrease) in net assets
  resulting from operations                        802             (323)            (2,487,419)
                                              --------           ------            -----------
UNIT TRANSACTIONS:
 Purchases                                       1,086               16                469,628
 Net transfers                                  10,587              931                429,853
 Surrenders for benefit payments and
  fees                                              --               --               (329,889)
 Net loan activity                                  --               --                     --
 Cost of insurance                                (741)            (147)              (304,858)
                                              --------           ------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              10,932              800                264,734
                                              --------           ------            -----------
 Net increase (decrease) in net assets          11,734              477             (2,222,685)
NET ASSETS:
 Beginning of year                                  --               --              8,138,202
                                              --------           ------            -----------
 End of year                                   $11,734             $477             $5,915,517
                                              ========           ======            ===========

                                            AMERICAN FUNDS
                                               BLUE CHIP
                                              INCOME AND         AMERICAN FUNDS
                                              GROWTH FUND           BOND FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                     $32,670             $138,330
 Net realized gain (loss) on security
  transactions                                     (5,287)             (18,818)
 Net realized gain on distributions               113,222                7,475
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (808,313)            (346,026)
                                              -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                      (667,708)            (219,039)
                                              -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                         70,063              158,579
 Net transfers                                    105,410              (26,322)
 Surrenders for benefit payments and
  fees                                             (9,500)            (227,983)
 Net loan activity                                     --                   --
 Cost of insurance                                (58,984)             (88,060)
                                              -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                106,989             (183,786)
                                              -----------          -----------
 Net increase (decrease) in net assets           (560,719)            (402,825)
NET ASSETS:
 Beginning of year                              1,738,878            2,599,432
                                              -----------          -----------
 End of year                                   $1,178,159           $2,196,607
                                              ===========          ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                          AMERICAN FUNDS
                                              GLOBAL           AMERICAN FUNDS         AMERICAN FUNDS
                                            GROWTH FUND          GROWTH FUND        GROWTH-INCOME FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $45,494              $87,771               $152,873
 Net realized gain (loss) on security
  transactions                                  (21,830)            (179,548)               (36,829)
 Net realized gain on distributions             207,175            1,236,528                575,467
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,361,582)          (6,795,814)            (4,490,961)
                                            -----------          -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                  (1,130,743)          (5,651,063)            (3,799,450)
                                            -----------          -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      163,493              633,234                612,362
 Net transfers                                   55,002              246,602                380,048
 Surrenders for benefit payments and
  fees                                          (76,726)            (343,082)              (375,262)
 Net loan activity                               (4,437)             (11,051)               (11,431)
 Cost of insurance                              (95,386)            (334,879)              (397,713)
                                            -----------          -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               41,946              190,824                208,004
                                            -----------          -----------            -----------
 Net increase (decrease) in net assets       (1,088,797)          (5,460,239)            (3,591,446)
NET ASSETS:
 Beginning of year                            2,895,463           12,692,741             10,016,550
                                            -----------          -----------            -----------
 End of year                                 $1,806,666           $7,232,502             $6,425,104
                                            ===========          ===========            ===========

                                                                                      AMERICAN FUNDS
                                           AMERICAN FUNDS        AMERICAN FUNDS        GLOBAL SMALL
                                         INTERNATIONAL FUND      NEW WORLD FUND     CAPITALIZATION FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $101,088              $25,140                  $ --
 Net realized gain (loss) on security
  transactions                                  (146,341)             (37,453)              (22,973)
 Net realized gain on distributions              742,622              132,961               442,826
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (3,480,993)            (968,304)           (2,612,036)
                                             -----------           ----------           -----------
 Net increase (decrease) in net assets
  resulting from operations                   (2,783,624)            (847,656)           (2,192,183)
                                             -----------           ----------           -----------
UNIT TRANSACTIONS:
 Purchases                                       300,034              137,870               117,495
 Net transfers                                   147,950              341,694                77,839
 Surrenders for benefit payments and
  fees                                          (131,764)             (36,492)              (72,117)
 Net loan activity                               (12,252)                  --                (9,283)
 Cost of insurance                              (174,236)             (76,737)              (75,320)
                                             -----------           ----------           -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               129,732              366,335                38,614
                                             -----------           ----------           -----------
 Net increase (decrease) in net assets        (2,653,892)            (481,321)           (2,153,569)
NET ASSETS:
 Beginning of year                             6,296,198            1,623,515             4,063,361
                                             -----------           ----------           -----------
 End of year                                  $3,642,306           $1,142,194            $1,909,792
                                             ===========           ==========           ===========

                                           FIDELITY VIP        FIDELITY VIP
                                          ASSET MANAGER        EQUITY-INCOME
                                            PORTFOLIO            PORTFOLIO
                                           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------
OPERATIONS:
 Net investment income (loss)                  $22,571             $237,690
 Net realized gain (loss) on security
  transactions                                  (2,812)            (267,210)
 Net realized gain on distributions             86,327                9,806
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (372,969)          (4,998,656)
                                            ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   (266,883)          (5,018,370)
                                            ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                          --              436,734
 Net transfers                                      --             (231,215)
 Surrenders for benefit payments and
  fees                                               3             (136,104)
 Net loan activity                                  --                9,503
 Cost of insurance                             (34,001)            (363,838)
                                            ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (33,998)            (284,920)
                                            ----------          -----------
 Net increase (decrease) in net assets        (300,881)          (5,303,290)
NET ASSETS:
 Beginning of year                             951,499           11,758,996
                                            ----------          -----------
 End of year                                  $650,618           $6,455,706
                                            ==========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                          FIDELITY VIP        FIDELITY VIP          FIDELITY VIP
                                             GROWTH            CONTRAFUND             OVERSEAS
                                           PORTFOLIO            PORTFOLIO             PORTFOLIO
                                          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $17                $13,802              $24,384
 Net realized gain (loss) on security
  transactions                                   --                (16,024)             (10,491)
 Net realized gain on distributions              --                 19,805              134,462
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (264)              (701,045)            (670,169)
                                             ------            -----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                    (247)              (683,462)            (521,814)
                                             ------            -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                       --                 36,881                   --
 Net transfers                                2,226              1,068,727                   --
 Surrenders for benefit payments and
  fees                                           --                     (2)            (212,515)
 Net loan activity                               --                 (1,896)                  --
 Cost of insurance                              (92)               (40,614)             (28,466)
                                             ------            -----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            2,134              1,063,096             (240,981)
                                             ------            -----------            ---------
 Net increase (decrease) in net assets        1,887                379,634             (762,795)
NET ASSETS:
 Beginning of year                               --                835,301            1,387,960
                                             ------            -----------            ---------
 End of year                                 $1,887             $1,214,935             $625,165
                                             ======            ===========            =========

                                           FIDELITY VIP          FIDELITY VIP         FIDELITY VIP
                                              MID CAP          VALUE STRATEGIES       FREEDOM 2010
                                             PORTFOLIO            PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT        SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
--------------------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $2,162                  $5                 $220
 Net realized gain (loss) on security
  transactions                                  (6,401)                 (1)                  --
 Net realized gain on distributions            154,540                  --                  208
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (545,004)                 (4)                (352)
                                             ---------              ------               ------
 Net increase (decrease) in net assets
  resulting from operations                   (394,703)                 --                   76
                                             ---------              ------               ------
UNIT TRANSACTIONS:
 Purchases                                      78,341                   9                6,684
 Net transfers                                (158,688)              1,192                   --
 Surrenders for benefit payments and
  fees                                          (2,463)                  1                   --
 Net loan activity                              (1,145)                 --                   --
 Cost of insurance                             (19,865)                 (9)                  --
                                             ---------              ------               ------
 Net increase (decrease) in net assets
  resulting from unit transactions            (103,820)              1,193                6,684
                                             ---------              ------               ------
 Net increase (decrease) in net assets        (498,523)              1,193                6,760
NET ASSETS:
 Beginning of year                           1,098,904                  --                   --
                                             ---------              ------               ------
 End of year                                  $600,381              $1,193               $6,760
                                             =========              ======               ======

                                           FIDELITY VIP         FIDELITY VIP
                                           FREEDOM 2020         FREEDOM 2030
                                             PORTFOLIO            PORTFOLIO
                                          SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                    $538                 $639
 Net realized gain (loss) on security
  transactions                                     --                    5
 Net realized gain on distributions               643                1,272
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (382)                (875)
                                              -------              -------
 Net increase (decrease) in net assets
  resulting from operations                       799                1,041
                                              -------              -------
UNIT TRANSACTIONS:
 Purchases                                          2                   --
 Net transfers                                 16,750               21,625
 Surrenders for benefit payments and
  fees                                             --                   (1)
 Net loan activity                                 --                   --
 Cost of insurance                               (115)                (141)
                                              -------              -------
 Net increase (decrease) in net assets
  resulting from unit transactions             16,637               21,483
                                              -------              -------
 Net increase (decrease) in net assets         17,436               22,524
NET ASSETS:
 Beginning of year                                 --                   --
                                              -------              -------
 End of year                                  $17,436              $22,524
                                              =======              =======

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                   FRANKLIN             FRANKLIN
                                              FRANKLIN             SMALL CAP            STRATEGIC
                                               INCOME                VALUE               INCOME
                                          SECURITIES FUND       SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $90,852              $13,766                $ --
 Net realized gain (loss) on security
  transactions                                   (1,799)             (55,819)                (38)
 Net realized gain on distributions              38,042               95,339                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (716,905)            (486,053)             (5,652)
                                             ----------            ---------             -------
 Net increase (decrease) in net assets
  resulting from operations                    (589,810)            (432,767)             (5,690)
                                             ----------            ---------             -------
UNIT TRANSACTIONS:
 Purchases                                       77,480               77,809               2,325
 Net transfers                                  210,890             (135,298)             74,462
 Surrenders for benefit payments and
  fees                                               29              (26,053)                 --
 Net loan activity                                   --               (6,863)                 --
 Cost of insurance                              (65,550)             (52,980)             (3,573)
                                             ----------            ---------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions              222,849             (143,385)             73,214
                                             ----------            ---------             -------
 Net increase (decrease) in net assets         (366,961)            (576,152)             67,524
NET ASSETS:
 Beginning of year                            1,809,033            1,357,661                  --
                                             ----------            ---------             -------
 End of year                                 $1,442,072             $781,509             $67,524
                                             ==========            =========             =======

                                                                   TEMPLETON
                                                                  DEVELOPING            TEMPLETON
                                           MUTUAL SHARES            MARKETS              FOREIGN
                                          SECURITIES FUND       SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (A)
--------------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $48,226                $ --                 $ --
 Net realized gain (loss) on security
  transactions                                  (69,337)                (19)                 (28)
 Net realized gain on distributions              68,594                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (765,257)             (1,536)                (822)
                                             ----------             -------               ------
 Net increase (decrease) in net assets
  resulting from operations                    (717,774)             (1,555)                (850)
                                             ----------             -------               ------
UNIT TRANSACTIONS:
 Purchases                                       80,741                  49                   88
 Net transfers                                 (377,251)              5,839                4,872
 Surrenders for benefit payments and
  fees                                         (100,185)                 --                   --
 Net loan activity                                   --                  --                   --
 Cost of insurance                              (52,676)               (363)                (382)
                                             ----------             -------               ------
 Net increase (decrease) in net assets
  resulting from unit transactions             (449,371)              5,525                4,578
                                             ----------             -------               ------
 Net increase (decrease) in net assets       (1,167,145)              3,970                3,728
NET ASSETS:
 Beginning of year                            2,257,421                  --                   --
                                             ----------             -------               ------
 End of year                                 $1,090,276              $3,970               $3,728
                                             ==========             =======               ======


                                            TEMPLETON
                                              GROWTH          MUTUAL DISCOVERY
                                         SECURITIES FUND       SECURITIES FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                  $1,436                $9,424
 Net realized gain (loss) on security
  transactions                                   (152)               (6,085)
 Net realized gain on distributions             5,657                17,655
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (53,266)             (172,295)
                                             --------             ---------
 Net increase (decrease) in net assets
  resulting from operations                   (46,325)             (151,301)
                                             --------             ---------
UNIT TRANSACTIONS:
 Purchases                                      9,553                53,297
 Net transfers                                 17,819               204,171
 Surrenders for benefit payments and
  fees                                             --               (40,171)
 Net loan activity                                 --                    --
 Cost of insurance                             (3,911)              (30,780)
                                             --------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             23,461               186,517
                                             --------             ---------
 Net increase (decrease) in net assets        (22,864)               35,216
NET ASSETS:
 Beginning of year                             93,192               393,913
                                             --------             ---------
 End of year                                  $70,328              $429,129
                                             ========             =========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             FRANKLIN
                                             FLEX CAP           TEMPLETON             HARTFORD
                                              GROWTH          GLOBAL INCOME           ADVISERS
                                         SECURITIES FUND     SECURITIES FUND          HLS FUND
                                         SUB-ACCOUNT (A)       SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $ --               $17,603              $318,816
 Net realized gain (loss) on security
  transactions                                   --                   (96)             (158,229)
 Net realized gain on distributions              --                    --                64,357
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (33)               (2,552)           (4,024,385)
                                               ----              --------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     (33)               14,955            (3,799,441)
                                               ----              --------            ----------
UNIT TRANSACTIONS:
 Purchases                                        7                42,290               537,631
 Net transfers                                  268               502,615              (726,202)
 Surrenders for benefit payments and
  fees                                           (1)                   --               (44,247)
 Net loan activity                               --                    --                (9,410)
 Cost of insurance                               (8)              (12,569)             (463,554)
                                               ----              --------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              266               532,336              (705,782)
                                               ----              --------            ----------
 Net increase (decrease) in net assets          233               547,291            (4,505,223)
NET ASSETS:
 Beginning of year                               --                68,823            12,403,150
                                               ----              --------            ----------
 End of year                                   $233              $616,114            $7,897,927
                                               ====              ========            ==========

                                             HARTFORD              HARTFORD              HARTFORD
                                             LARGECAP               TOTAL                 CAPITAL
                                              GROWTH             RETURN BOND           APPRECIATION
                                             HLS FUND              HLS FUND              HLS FUND
                                          SUB-ACCOUNT (A)        SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
                                                  $
 Net investment income (loss)                    --                 $849,973               $555,259
 Net realized gain (loss) on security
  transactions                                   --                  (77,664)              (251,081)
 Net realized gain on distributions              --                       --              3,076,021
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       --               (1,778,196)           (20,495,398)
                                                ---               ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      --               (1,005,887)           (17,115,199)
                                                ---               ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                        9                  436,669              1,102,225
 Net transfers                                   15                 (998,513)              (199,474)
 Surrenders for benefit payments and
  fees                                            1                 (749,952)            (2,212,314)
 Net loan activity                               --                  161,144                 92,641
 Cost of insurance                               (4)                (423,430)            (1,037,281)
                                                ---               ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               21               (1,574,082)            (2,254,203)
                                                ---               ----------            -----------
 Net increase (decrease) in net assets           21               (2,579,969)           (19,369,402)
NET ASSETS:
 Beginning of year                               --               14,262,846             39,421,368
                                                ---               ----------            -----------
 End of year                                    $21               $11,682,877           $20,051,966
                                                ===               ==========            ===========

                                              HARTFORD             HARTFORD
                                              DIVIDEND           FUNDAMENTAL
                                             AND GROWTH             GROWTH
                                              HLS FUND             HLS FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------
OPERATIONS:

 Net investment income (loss)                  $271,036              $ --
 Net realized gain (loss) on security
  transactions                                 (281,028)               --
 Net realized gain on distributions             259,961                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (4,882,565)               14
                                             ----------              ----
 Net increase (decrease) in net assets
  resulting from operations                  (4,632,596)               14
                                             ----------              ----
UNIT TRANSACTIONS:
 Purchases                                      591,715                --
 Net transfers                                 (317,180)              396
 Surrenders for benefit payments and
  fees                                         (781,976)               --
 Net loan activity                               55,213                --
 Cost of insurance                             (461,924)               --
                                             ----------              ----
 Net increase (decrease) in net assets
  resulting from unit transactions             (914,152)              396
                                             ----------              ----
 Net increase (decrease) in net assets       (5,546,748)              410
NET ASSETS:
 Beginning of year                           14,679,796                --
                                             ----------              ----
 End of year                                 $9,133,048              $410
                                             ==========              ====

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            HARTFORD
                                             GLOBAL               HARTFORD               HARTFORD
                                            ADVISERS            GLOBAL EQUITY          GLOBAL GROWTH
                                            HLS FUND              HLS FUND               HLS FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (A)(B)         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $525                   $33                    $63
 Net realized gain (loss) on security
  transactions                                   (47)                 (503)                   (65)
 Net realized gain on distributions              202                    --                    189
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (4,995)               (2,362)                (4,385)
                                             -------               -------                -------
 Net increase (decrease) in net assets
  resulting from operations                   (4,315)               (2,832)                (4,198)
                                             -------               -------                -------
UNIT TRANSACTIONS:
 Purchases                                        --                    --                     --
 Net transfers                                    --                    --                  3,710
 Surrenders for benefit payments and
  fees                                            --                    --                     --
 Net loan activity                                --                    --                     --
 Cost of insurance                              (396)               (1,325)                  (354)
                                             -------               -------                -------
 Net increase (decrease) in net assets
  resulting from unit transactions              (396)               (1,325)                 3,356
                                             -------               -------                -------
 Net increase (decrease) in net assets        (4,711)               (4,157)                  (842)
NET ASSETS:
 Beginning of year                            13,497                 7,763                  6,286
                                             -------               -------                -------
 End of year                                  $8,786                $3,606                 $5,444
                                             =======               =======                =======

                                             HARTFORD                                 HARTFORD
                                            DISCIPLINED           HARTFORD             GROWTH
                                              EQUITY               GROWTH           OPPORTUNITIES
                                             HLS FUND             HLS FUND            HLS FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT (A)        SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $9,974                 $4                $2,837
 Net realized gain (loss) on security
  transactions                                  (1,290)                (4)              (30,333)
 Net realized gain on distributions             78,804                 --                34,827
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (444,767)                46              (407,472)
                                             ---------             ------             ---------
 Net increase (decrease) in net assets
  resulting from operations                   (357,279)                46              (400,141)
                                             ---------             ------             ---------
UNIT TRANSACTIONS:
 Purchases                                      35,834                  4                40,054
 Net transfers                                  56,385              1,122               107,544
 Surrenders for benefit payments and
  fees                                               4                  3                (7,095)
 Net loan activity                                  --                 --               (17,458)
 Cost of insurance                             (44,440)               (15)              (43,842)
                                             ---------             ------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              47,783              1,114                79,203
                                             ---------             ------             ---------
 Net increase (decrease) in net assets        (309,496)             1,160              (320,938)
NET ASSETS:
 Beginning of year                             942,106                 --               795,608
                                             ---------             ------             ---------
 End of year                                  $632,610             $1,160              $474,670
                                             =========             ======             =========


                                             HARTFORD             HARTFORD
                                            HIGH YIELD              INDEX
                                             HLS FUND             HLS FUND
                                         SUB-ACCOUNT (A)         SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                   $349                $240,942
 Net realized gain (loss) on security
  transactions                                    --                (308,197)
 Net realized gain on distributions               --                 273,962
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (705)             (5,296,715)
                                              ------             -----------
 Net increase (decrease) in net assets
  resulting from operations                     (356)             (5,090,008)
                                              ------             -----------
UNIT TRANSACTIONS:
 Purchases                                        --                 653,935
 Net transfers                                 3,695              (1,154,435)
 Surrenders for benefit payments and
  fees                                            --                (698,166)
 Net loan activity                                --                  (3,874)
 Cost of insurance                               (73)               (437,907)
                                              ------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             3,622              (1,640,447)
                                              ------             -----------
 Net increase (decrease) in net assets         3,266              (6,730,455)
NET ASSETS:
 Beginning of year                                --              14,886,760
                                              ------             -----------
 End of year                                  $3,266              $8,156,305
                                              ======             ===========

(a)  From inception May 1, 2008 to December 31, 2008.

(b) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             HARTFORD             HARTFORD            HARTFORD
                                           INTERNATIONAL       INTERNATIONAL           MIDCAP
                                           SMALL COMPANY       OPPORTUNITIES           GROWTH
                                             HLS FUND             HLS FUND            HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $5,307             $167,716                $ --
 Net realized gain (loss) on security
  transactions                                  (7,016)             (56,954)                 --
 Net realized gain on distributions             12,889              318,173                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (224,082)          (4,325,938)                  1
                                             ---------           ----------           ---------
 Net increase (decrease) in net assets
  resulting from operations                   (212,902)          (3,897,003)                  1
                                             ---------           ----------           ---------
UNIT TRANSACTIONS:
 Purchases                                      11,030              205,067                   9
 Net transfers                                  58,636             (252,503)                 21
 Surrenders for benefit payments and
  fees                                         (46,179)            (238,764)                 --
 Net loan activity                               1,949               29,880                  --
 Cost of insurance                             (13,423)            (210,632)                 (4)
                                             ---------           ----------           ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              12,013             (466,952)                 26
                                             ---------           ----------           ---------
 Net increase (decrease) in net assets        (200,889)          (4,363,955)                 27
NET ASSETS:
 Beginning of year                             491,713            9,574,200                  --
                                             ---------           ----------           ---------
 End of year                                  $290,824           $5,210,245                 $27
                                             =========           ==========           =========


                                             HARTFORD             HARTFORD               HARTFORD
                                              MIDCAP            MIDCAP VALUE           MONEY MARKET
                                             HLS FUND             HLS FUND               HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $23,480               $6,066                $200,499
 Net realized gain (loss) on security
  transactions                                 (81,323)            (156,056)                     --
 Net realized gain on distributions            218,620              235,541                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (1,954,668)            (639,939)                     --
                                            ----------           ----------             -----------
 Net increase (decrease) in net assets
  resulting from operations                 (1,793,891)            (554,388)                200,499
                                            ----------           ----------             -----------
UNIT TRANSACTIONS:
 Purchases                                     202,077               72,698               3,726,137
 Net transfers                                (180,108)            (174,954)              1,451,411
 Surrenders for benefit payments and
  fees                                        (463,778)             (57,794)             (1,402,613)
 Net loan activity                              (5,003)               1,299                (873,071)
 Cost of insurance                            (211,732)             (32,829)               (530,714)
                                            ----------           ----------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (658,544)            (191,580)              2,371,150
                                            ----------           ----------             -----------
 Net increase (decrease) in net assets      (2,452,435)            (745,968)              2,571,649
NET ASSETS:
 Beginning of year                           5,641,744            1,320,491               8,977,926
                                            ----------           ----------             -----------
 End of year                                $3,189,309             $574,523             $11,549,575
                                            ==========           ==========             ===========


                                              HARTFORD             HARTFORD
                                           SMALL COMPANY       SMALLCAP GROWTH
                                              HLS FUND             HLS FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                    $4,392                 $ --
 Net realized gain (loss) on security
  transactions                                  (53,203)                  (3)
 Net realized gain on distributions              15,342                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (2,066,371)                  (5)
                                             ----------           ----------
 Net increase (decrease) in net assets
  resulting from operations                  (2,099,840)                  (8)
                                             ----------           ----------
UNIT TRANSACTIONS:
 Purchases                                      166,454                   47
 Net transfers                                 (378,406)                  38
 Surrenders for benefit payments and
  fees                                         (134,668)                  --
 Net loan activity                               55,345                   --
 Cost of insurance                             (147,486)                 (30)
                                             ----------           ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (438,761)                  55
                                             ----------           ----------
 Net increase (decrease) in net assets       (2,538,601)                  47
NET ASSETS:
 Beginning of year                            5,542,940                   --
                                             ----------           ----------
 End of year                                 $3,004,339                  $47
                                             ==========           ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                   HARTFORD             HARTFORD
                                             HARTFORD          U.S. GOVERNMENT           VALUE
                                               STOCK              SECURITIES         OPPORTUNITIES
                                             HLS FUND              HLS FUND             HLS FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT (A)(C)      SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $271,919             $107,874              $12,693
 Net realized gain (loss) on security
  transactions                                 (300,097)            (178,530)              (6,041)
 Net realized gain on distributions              82,482                   --                4,230
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (7,159,806)              22,417             (313,734)
                                            -----------           ----------           ----------
 Net increase (decrease) in net assets
  resulting from operations                  (7,105,502)             (48,239)            (302,852)
                                            -----------           ----------           ----------
UNIT TRANSACTIONS:
 Purchases                                      694,838               71,344               45,911
 Net transfers                                 (777,736)             139,173               42,432
 Surrenders for benefit payments and
  fees                                         (752,085)             (92,002)              (4,867)
 Net loan activity                              (20,283)                (644)              (6,204)
 Cost of insurance                             (448,577)             (38,854)             (19,866)
                                            -----------           ----------           ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,303,843)              79,017               57,406
                                            -----------           ----------           ----------
 Net increase (decrease) in net assets       (8,409,345)              30,778             (245,446)
NET ASSETS:
 Beginning of year                           17,339,408            1,314,557              685,234
                                            -----------           ----------           ----------
 End of year                                 $8,930,063           $1,345,335             $439,788
                                            ===========           ==========           ==========


                                            LORD ABBETT         LORD ABBETT         LORD ABBETT
                                          AMERICA'S VALUE      BOND-DEBENTURE        GROWTH &
                                             PORTFOLIO           PORTFOLIO          INCOME FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT (A)       SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $3,614              $3,311              $1,296
 Net realized gain (loss) on security
  transactions                                     206                 (16)            (17,601)
 Net realized gain on distributions              2,169                 126                 303
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (24,231)             (6,075)            (36,873)
                                             ---------            --------           ---------
 Net increase (decrease) in net assets
  resulting from operations                    (18,242)             (2,654)            (52,875)
                                             ---------            --------           ---------
UNIT TRANSACTIONS:
 Purchases                                       1,240               1,672               7,369
 Net transfers                                  42,571              46,912              55,601
 Surrenders for benefit payments and
  fees                                              --                  --             (30,906)
 Net loan activity                                  --                (774)                 --
 Cost of insurance                              (1,875)             (1,142)             (5,067)
                                             ---------            --------           ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              41,936              46,668              26,997
                                             ---------            --------           ---------
 Net increase (decrease) in net assets          23,694              44,014             (25,878)
NET ASSETS:
 Beginning of year                              50,190                  --              89,418
                                             ---------            --------           ---------
 End of year                                   $73,884             $44,014             $63,540
                                             =========            ========           =========


                                           MFS GROWTH        MFS INVESTORS
                                             SERIES           TRUST SERIES
                                         SUB-ACCOUNT (A)    SUB-ACCOUNT (D)
--------------------------------------  -------------------------------------
OPERATIONS:
 Net investment income (loss)                  $ --                 $ --
 Net realized gain (loss) on security
  transactions                                   --                 (201)
 Net realized gain on distributions              --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       --               (6,529)
                                              -----             --------
 Net increase (decrease) in net assets
  resulting from operations                      --               (6,730)
                                              -----             --------
UNIT TRANSACTIONS:
 Purchases                                       29                6,490
 Net transfers                                   11               38,414
 Surrenders for benefit payments and
  fees                                           (1)                  --
 Net loan activity                               --                   --
 Cost of insurance                              (18)              (1,153)
                                              -----             --------
 Net increase (decrease) in net assets
  resulting from unit transactions               21               43,751
                                              -----             --------
 Net increase (decrease) in net assets           21               37,021
NET ASSETS:
 Beginning of year                               --                   --
                                              -----             --------
 End of year                                    $21              $37,021
                                              =====             ========

(a)  From inception May 1, 2008 to December 31, 2008.

(c) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

(d) Funded as of July 29, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              MFS NEW              MFS TOTAL             MFS VALUE
                                          DISCOVERY SERIES       RETURN SERIES            SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $ --                $57,310                $ --
 Net realized gain (loss) on security
  transactions                                  (2,297)               (15,821)                  3
 Net realized gain on distributions             10,445                113,514                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (33,636)              (577,769)             (4,487)
                                              --------             ----------             -------
 Net increase (decrease) in net assets
  resulting from operations                    (25,488)              (422,766)             (4,484)
                                              --------             ----------             -------
UNIT TRANSACTIONS:
 Purchases                                       4,526                262,607               2,240
 Net transfers                                 (13,229)              (123,407)             34,567
 Surrenders for benefit payments and
  fees                                          (4,987)               (84,060)                  8
 Net loan activity                                  --                     --                  --
 Cost of insurance                              (2,695)               (76,670)             (2,006)
                                              --------             ----------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions             (16,385)               (21,530)             34,809
                                              --------             ----------             -------
 Net increase (decrease) in net assets         (41,873)              (444,296)             30,325
NET ASSETS:
 Beginning of year                              74,938              1,878,357                  --
                                              --------             ----------             -------
 End of year                                   $33,065             $1,434,061             $30,325
                                              ========             ==========             =======

                                           VAN KAMPEN --       VAN KAMPEN --
                                            UIF MID CAP           UIF U.S.            OPPENHEIMER
                                              GROWTH           MID CAP VALUE            CAPITAL
                                             PORTFOLIO           PORTFOLIO         APPRECIATION FUND
                                          SUB-ACCOUNT (A)       SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $2                 $678                  $ --
 Net realized gain (loss) on security
  transactions                                     (3)              (2,844)                  767
 Net realized gain on distributions                69               28,444                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (2,157)             (85,559)              (60,000)
                                              -------             --------              --------
 Net increase (decrease) in net assets
  resulting from operations                    (2,089)             (59,281)              (59,233)
                                              -------             --------              --------
UNIT TRANSACTIONS:
 Purchases                                      1,073                8,528                10,784
 Net transfers                                  9,895              (24,732)                3,110
 Surrenders for benefit payments and
  fees                                              3                    4                    --
 Net loan activity                                 --                   --                    --
 Cost of insurance                             (1,050)              (6,653)               (8,141)
                                              -------             --------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions              9,921              (22,853)                5,753
                                              -------             --------              --------
 Net increase (decrease) in net assets          7,832              (82,134)              (53,480)
NET ASSETS:
 Beginning of year                                 --              182,106               128,603
                                              -------             --------              --------
 End of year                                   $7,832              $99,972               $75,123
                                              =======             ========              ========


                                             OPPENHEIMER          OPPENHEIMER
                                          GLOBAL SECURITIES       MAIN STREET
                                               FUND/VA              FUND/VA
                                             SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                    $5,690                $107
 Net realized gain (loss) on security
  transactions                                   (1,966)               (139)
 Net realized gain on distributions              30,510                 564
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (262,312)             (5,840)
                                              ---------             -------
 Net increase (decrease) in net assets
  resulting from operations                    (228,078)             (5,308)
                                              ---------             -------
UNIT TRANSACTIONS:
 Purchases                                       21,440                   2
 Net transfers                                   16,293               4,888
 Surrenders for benefit payments and
  fees                                               --                   3
 Net loan activity                               (1,533)                 --
 Cost of insurance                              (12,394)               (638)
                                              ---------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions               23,806               4,255
                                              ---------             -------
 Net increase (decrease) in net assets         (204,272)             (1,053)
NET ASSETS:
 Beginning of year                              544,202              10,414
                                              ---------             -------
 End of year                                   $339,930              $9,361
                                              =========             =======

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            OPPENHEIMER
                                            MAIN STREET          PUTNAM VT            PUTNAM VT
                                             SMALL CAP          DIVERSIFIED         GLOBAL ASSET
                                              FUND/VA           INCOME FUND        ALLOCATION FUND
                                          SUB-ACCOUNT (A)       SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $ --               $5,957              $31,183
 Net realized gain (loss) on security
  transactions                                      2                 (413)              (6,926)
 Net realized gain on distributions                --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (2,747)             (45,154)            (311,878)
                                              -------             --------            ---------
 Net increase (decrease) in net assets
  resulting from operations                    (2,745)             (39,610)            (287,621)
                                              -------             --------            ---------
UNIT TRANSACTIONS:
 Purchases                                      1,013                  976                   --
 Net transfers                                 14,869               37,431               (3,227)
 Surrenders for benefit payments and
  fees                                             --                   --               (4,573)
 Net loan activity                                 --                   --                   --
 Cost of insurance                               (825)              (5,815)             (28,508)
                                              -------             --------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             15,057               32,592              (36,308)
                                              -------             --------            ---------
 Net increase (decrease) in net assets         12,312               (7,018)            (323,929)
NET ASSETS:
 Beginning of year                                 --              107,920              888,827
                                              -------             --------            ---------
 End of year                                  $12,312             $100,902             $564,898
                                              =======             ========            =========


                                             PUTNAM VT             PUTNAM VT            PUTNAM VT
                                               GLOBAL              GROWTH AND             HEALTH
                                            EQUITY FUND           INCOME FUND         SCIENCES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $100,186              $175,090                $ --
 Net realized gain (loss) on security
  transactions                                  (53,941)             (126,224)               (281)
 Net realized gain on distributions                  --             1,265,882               1,140
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (2,090,869)           (4,530,415)            (23,439)
                                             ----------            ----------            --------
 Net increase (decrease) in net assets
  resulting from operations                  (2,044,624)           (3,215,667)            (22,580)
                                             ----------            ----------            --------
UNIT TRANSACTIONS:
 Purchases                                      225,661               412,766                  --
 Net transfers                                 (125,553)             (713,815)                 --
 Surrenders for benefit payments and
  fees                                         (161,148)             (293,922)                 --
 Net loan activity                              (23,054)               (3,124)                 --
 Cost of insurance                             (140,895)             (280,886)             (6,173)
                                             ----------            ----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (224,989)             (878,981)             (6,173)
                                             ----------            ----------            --------
 Net increase (decrease) in net assets       (2,269,613)           (4,094,648)            (28,753)
NET ASSETS:
 Beginning of year                            4,704,804             9,010,397             137,509
                                             ----------            ----------            --------
 End of year                                 $2,435,191            $4,915,749            $108,756
                                             ==========            ==========            ========


                                             PUTNAM VT
                                               HIGH               PUTNAM VT
                                            YIELD FUND           INCOME FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                  $246,319             $188,382
 Net realized gain (loss) on security
  transactions                                    2,961              (16,378)
 Net realized gain on distributions                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (943,192)            (818,204)
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    (693,912)            (646,200)
                                            -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                      126,923               72,091
 Net transfers                                  (30,612)              (3,369)
 Surrenders for benefit payments and
  fees                                         (164,998)             (98,582)
 Net loan activity                                   --               (1,323)
 Cost of insurance                              (85,017)             (99,444)
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (153,704)            (130,627)
                                            -----------          -----------
 Net increase (decrease) in net assets         (847,616)            (776,827)
NET ASSETS:
 Beginning of year                            2,874,318            2,794,611
                                            -----------          -----------
 End of year                                 $2,026,702           $2,017,784
                                            ===========          ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            PUTNAM VT
                                          INTERNATIONAL          PUTNAM VT              PUTNAM VT
                                            GROWTH AND         INTERNATIONAL        INTERNATIONAL NEW
                                           INCOME FUND          EQUITY FUND         OPPORTUNITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $1,849               $54,442                  $408
 Net realized gain (loss) on security
  transactions                                   (579)              (27,953)                 (503)
 Net realized gain on distributions            17,220               361,717                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (66,877)           (1,589,898)              (11,278)
                                             --------            ----------              --------
 Net increase (decrease) in net assets
  resulting from operations                   (48,387)           (1,201,692)              (11,373)
                                             --------            ----------              --------
UNIT TRANSACTIONS:
 Purchases                                         --               101,238                    --
 Net transfers                                     --               107,764                    --
 Surrenders for benefit payments and
  fees                                              1              (189,535)                  (10)
 Net loan activity                                 --                56,608                    --
 Cost of insurance                             (2,767)              (84,116)               (1,300)
                                             --------            ----------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (2,766)               (8,041)               (1,310)
                                             --------            ----------              --------
 Net increase (decrease) in net assets        (51,153)           (1,209,733)              (12,683)
NET ASSETS:
 Beginning of year                            107,235             2,827,840                27,617
                                             --------            ----------              --------
 End of year                                  $56,082            $1,618,107               $14,934
                                             ========            ==========              ========


                                                               PUTNAM VT            PUTNAM VT
                                            PUTNAM VT            MONEY                 NEW
                                          INVESTORS FUND      MARKET FUND       OPPORTUNITIES FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $316              $14                 $11,838
 Net realized gain (loss) on security
  transactions                                   (179)              --                 (35,020)
 Net realized gain on distributions                --               --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (29,277)              --              (1,802,025)
                                             --------             ----              ----------
 Net increase (decrease) in net assets
  resulting from operations                   (29,140)              14              (1,825,207)
                                             --------             ----              ----------
UNIT TRANSACTIONS:
 Purchases                                         --               --                 260,249
 Net transfers                                     --               --                 (89,219)
 Surrenders for benefit payments and
  fees                                             --                1                (218,957)
 Net loan activity                                 --               --                 (18,575)
 Cost of insurance                             (3,050)             (78)               (175,978)
                                             --------             ----              ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (3,050)             (77)               (242,480)
                                             --------             ----              ----------
 Net increase (decrease) in net assets        (32,190)             (63)             (2,067,687)
NET ASSETS:
 Beginning of year                             75,796              542               4,906,486
                                             --------             ----              ----------
 End of year                                  $43,606             $479              $2,838,799
                                             ========             ====              ==========


                                             PUTNAM VT            PUTNAM VT
                                                NEW             OTC & EMERGING
                                            VALUE FUND           GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                   $4,290                 $ --
 Net realized gain (loss) on security
  transactions                                   7,168              (34,658)
 Net realized gain on distributions             43,289                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (169,081)              (5,371)
                                             ---------             --------
 Net increase (decrease) in net assets
  resulting from operations                   (114,334)             (40,029)
                                             ---------             --------
UNIT TRANSACTIONS:
 Purchases                                          --                   --
 Net transfers                                  (1,565)             (16,335)
 Surrenders for benefit payments and
  fees                                         (41,771)                   2
 Net loan activity                                  --                   --
 Cost of insurance                              (4,252)              (3,677)
                                             ---------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (47,588)             (20,010)
                                             ---------             --------
 Net increase (decrease) in net assets        (161,922)             (60,039)
NET ASSETS:
 Beginning of year                             295,761              104,649
                                             ---------             --------
 End of year                                  $133,839              $44,610
                                             =========             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT              PUTNAM VT                 PUTNAM VT
                                             SMALL CAP          THE GEORGE PUTNAM       UTILITIES GROWTH AND
                                            VALUE FUND            FUND OF BOSTON             INCOME FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $1,663                 $2,868                   $13,293
 Net realized gain (loss) on security
  transactions                                 (66,437)                  (460)                   (1,534)
 Net realized gain on distributions             29,123                  5,206                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (39,721)               (34,995)                 (204,063)
                                             ---------               --------                 ---------
 Net increase (decrease) in net assets
  resulting from operations                    (75,372)               (27,381)                 (192,304)
                                             ---------               --------                 ---------
UNIT TRANSACTIONS:
 Purchases                                      11,941                     --                        --
 Net transfers                                  38,160                     --                    (3,408)
 Surrenders for benefit payments and
  fees                                        (310,644)                     1                        --
 Net loan activity                                  --                     --                        --
 Cost of insurance                              (3,954)                (3,584)                  (22,906)
                                             ---------               --------                 ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            (264,497)                (3,583)                  (26,314)
                                             ---------               --------                 ---------
 Net increase (decrease) in net assets        (339,869)               (30,964)                 (218,618)
NET ASSETS:
 Beginning of year                             427,609                 70,066                   645,771
                                             ---------               --------                 ---------
 End of year                                   $87,740                $39,102                  $427,153
                                             =========               ========                 =========


                                                                                         PUTNAM VT
                                            PUTNAM VT            PUTNAM VT                CAPITAL
                                            VISTA FUND          VOYAGER FUND        OPPORTUNITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $ --               $17,533                 $1,093
 Net realized gain (loss) on security
  transactions                                 (4,147)             (186,400)                  (411)
 Net realized gain on distributions                --                    --                 13,329
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (44,008)           (2,534,156)              (106,405)
                                             --------            ----------              ---------
 Net increase (decrease) in net assets
  resulting from operations                   (48,155)           (2,703,023)               (92,394)
                                             --------            ----------              ---------
UNIT TRANSACTIONS:
 Purchases                                         --               337,789                  9,952
 Net transfers                                   (460)             (127,113)                24,321
 Surrenders for benefit payments and
  fees                                            (21)             (250,886)                   (92)
 Net loan activity                                 --               (28,184)                   289
 Cost of insurance                             (3,115)             (229,071)                (8,284)
                                             --------            ----------              ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (3,596)             (297,465)                26,186
                                             --------            ----------              ---------
 Net increase (decrease) in net assets        (51,751)           (3,000,488)               (66,208)
NET ASSETS:
 Beginning of year                            108,487             7,537,231                242,120
                                             --------            ----------              ---------
 End of year                                  $56,736            $4,536,743               $175,912
                                             ========            ==========              =========

                                                                VAN KAMPEN LIT
                                             PUTNAM VT            GROWTH AND         VAN KAMPEN LIT
                                              EQUITY                INCOME              COMSTOCK
                                            INCOME FUND           PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT        SUB-ACCOUNT (A)         SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $8,640                $ --                $24,191
 Net realized gain (loss) on security
  transactions                                 (40,494)                (11)               (18,990)
 Net realized gain on distributions             20,708                  --                 59,413
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (114,138)                 47               (560,556)
                                             ---------              ------              ---------
 Net increase (decrease) in net assets
  resulting from operations                   (125,284)                 36               (495,942)
                                             ---------              ------              ---------
UNIT TRANSACTIONS:
 Purchases                                      22,175                  60                 21,535
 Net transfers                                (131,440)              1,696                146,122
 Surrenders for benefit payments and
  fees                                         (53,809)                  6                (30,630)
 Net loan activity                                  --                  --                     --
 Cost of insurance                             (12,893)                (80)               (28,583)
                                             ---------              ------              ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            (175,967)              1,682                108,444
                                             ---------              ------              ---------
 Net increase (decrease) in net assets        (301,251)              1,718               (387,498)
NET ASSETS:
 Beginning of year                             520,701                  --              1,266,964
                                             ---------              ------              ---------
 End of year                                  $219,450              $1,718               $879,466
                                             =========              ======              =========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                             INTERNATIONAL            SMALL/MID-CAP              INTERNATIONAL
                                            VALUE PORTFOLIO          VALUE PORTFOLIO           GROWTH PORTFOLIO
                                              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $6,550                  $3,379                      $114
 Net realized gain (loss) on security
  transactions                                        900                  (1,640)                        5
 Net realized gain on distributions                24,551                  31,600                     4,150
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (7,556)                (39,288)                   (2,613)
                                              -----------                --------                   -------
 Net increase (decrease) in net assets
  resulting from operations                        24,445                  (5,949)                    1,656
                                              -----------                --------                   -------
UNIT TRANSACTIONS:
 Purchases                                         20,491                  44,970                        --
 Net transfers                                    849,029                 242,387                    18,083
 Surrenders for benefit payments and
  fees                                                (83)                (64,606)                     (204)
 Net loan activity                                     --                      --                        --
 Cost of insurance                                (20,276)                (14,267)                      (79)
                                              -----------                --------                   -------
 Net increase (decrease) in net assets
  resulting from unit transactions                849,161                 208,484                    17,800
                                              -----------                --------                   -------
 Net increase (decrease) in net assets            873,606                 202,535                    19,456
NET ASSETS:
 Beginning of year                                144,235                 152,806                        --
                                              -----------                --------                   -------
 End of year                                   $1,017,841                $355,341                   $19,456
                                              ===========                ========                   =======

                                               AIM V.I.             AIM V.I.            AIM V.I.
                                               CAPITAL                CORE            MID CAP CORE
                                          APPRECIATION FUND        EQUITY FUND        EQUITY FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --                 $148              $1,076
 Net realized gain (loss) on security
  transactions                                    2,210                   15                 514
 Net realized gain on distributions                  --                   --               7,018
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       13,090                  566              31,472
                                               --------              -------            --------
 Net increase (decrease) in net assets
  resulting from operations                      15,300                  729              40,080
                                               --------              -------            --------
UNIT TRANSACTIONS:
 Purchases                                       15,574                3,520              13,554
 Net transfers                                   20,645                   --              26,456
 Surrenders for benefit payments and
  fees                                          (21,068)                  --                   1
 Net loan activity                                   --                   --                  --
 Cost of insurance                               (8,362)              (1,081)            (13,935)
                                               --------              -------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions                6,789                2,439              26,076
                                               --------              -------            --------
 Net increase (decrease) in net assets           22,089                3,168              66,156
NET ASSETS:
 Beginning of year                              129,372               10,397             422,157
                                               --------              -------            --------
 End of year                                   $151,461              $13,565            $488,313
                                               ========              =======            ========

                                            AIM V.I.              AIM V.I.
                                            SMALL CAP             CAPITAL
                                           EQUITY FUND        DEVELOPMENT FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                    $33                  $ --
 Net realized gain (loss) on security
  transactions                                   290                    (2)
 Net realized gain on distributions            2,228                 9,489
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (4,852)               (9,140)
                                             -------              --------
 Net increase (decrease) in net assets
  resulting from operations                   (2,301)                  347
                                             -------              --------
UNIT TRANSACTIONS:
 Purchases                                    10,856                 5,744
 Net transfers                                57,643                77,210
 Surrenders for benefit payments and
  fees                                            --                    (1)
 Net loan activity                                --                    --
 Cost of insurance                              (699)               (3,023)
                                             -------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions            67,800                79,930
                                             -------              --------
 Net increase (decrease) in net assets        65,499                80,277
NET ASSETS:
 Beginning of year                            17,420                39,299
                                             -------              --------
 End of year                                 $82,919              $119,576
                                             =======              ========

(a)  From inception, May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              AMERICAN FUNDS
                                          AMERICAN FUNDS        BLUE CHIP
                                              ASSET             INCOME AND        AMERICAN FUNDS
                                         ALLOCATION FUND       GROWTH FUND          BOND FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $176,739             $42,800            $135,530
 Net realized gain (loss) on security
  transactions                                    (449)             89,175               5,541
 Net realized gain on distributions            269,208              49,088                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      55,358            (138,559)            (88,226)
                                            ----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                    500,856              42,504              52,845
                                            ----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                     497,866             100,965             130,092
 Net transfers                                 293,840            (176,250)          1,407,395
 Surrenders for benefit payments and
  fees                                        (150,695)            (19,555)            (20,294)
 Net loan activity                                  --                  --                  --
 Cost of insurance                            (279,395)            (62,294)            (48,442)
                                            ----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             361,616            (157,134)          1,468,751
                                            ----------          ----------          ----------
 Net increase (decrease) in net assets         862,472            (114,630)          1,521,596
NET ASSETS:
 Beginning of year                           7,275,730           1,853,508           1,077,836
                                            ----------          ----------          ----------
 End of year                                $8,138,202          $1,738,878          $2,599,432
                                            ==========          ==========          ==========


                                          AMERICAN FUNDS
                                              GLOBAL          AMERICAN FUNDS       AMERICAN FUNDS
                                           GROWTH FUND          GROWTH FUND      GROWTH-INCOME FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $72,625              $96,538             $154,297
 Net realized gain (loss) on security
  transactions                                   3,222               13,053               12,334
 Net realized gain on distributions            104,296              812,753              319,520
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     170,487              425,405               (9,948)
                                            ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    350,630            1,347,749              476,203
                                            ----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                     187,691              654,260              681,500
 Net transfers                                 221,783            1,284,023              259,540
 Surrenders for benefit payments and
  fees                                         (36,866)            (245,097)            (147,010)
 Net loan activity                              (7,736)             (53,579)            (104,091)
 Cost of insurance                             (81,415)            (348,832)            (365,892)
                                            ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             283,457            1,290,775              324,047
                                            ----------          -----------          -----------
 Net increase (decrease) in net assets         634,087            2,638,524              800,250
NET ASSETS:
 Beginning of year                           2,261,376           10,054,217            9,216,300
                                            ----------          -----------          -----------
 End of year                                $2,895,463          $12,692,741          $10,016,550
                                            ==========          ===========          ===========


                                          AMERICAN FUNDS      AMERICAN FUNDS
                                        INTERNATIONAL FUND    NEW WORLD FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
OPERATIONS:
 Net investment income (loss)                  $87,791             $45,848
 Net realized gain (loss) on security
  transactions                                   1,209              12,844
 Net realized gain on distributions            253,080              93,528
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     604,375             260,764
                                            ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                    946,455             412,984
                                            ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                     284,729              80,446
 Net transfers                               1,395,929             (21,872)
 Surrenders for benefit payments and
  fees                                        (158,941)            (50,443)
 Net loan activity                              (6,998)                 --
 Cost of insurance                            (145,347)            (50,669)
                                            ----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           1,369,372             (42,538)
                                            ----------          ----------
 Net increase (decrease) in net assets       2,315,827             370,446
NET ASSETS:
 Beginning of year                           3,980,371           1,253,069
                                            ----------          ----------
 End of year                                $6,296,198          $1,623,515
                                            ==========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS        FIDELITY VIP        FIDELITY VIP
                                            GLOBAL SMALL         ASSET MANAGER       EQUITY-INCOME
                                         CAPITALIZATION FUND       PORTFOLIO           PORTFOLIO
                                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $115,397              $58,824             $223,102
 Net realized gain (loss) on security
  transactions                                   11,458               (4,949)              62,310
 Net realized gain on distributions             300,976               27,910              984,024
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      306,017               52,851           (1,034,781)
                                             ----------            ---------          -----------
 Net increase (decrease) in net assets
  resulting from operations                     733,848              134,636              234,655
                                             ----------            ---------          -----------
UNIT TRANSACTIONS:
 Purchases                                      107,683                   --              666,525
 Net transfers                                 (145,098)             (14,478)            (363,482)
 Surrenders for benefit payments and
  fees                                          (54,416)            (118,964)            (893,014)
 Net loan activity                               (4,557)                  --              (31,876)
 Cost of insurance                              (91,715)             (27,321)            (387,863)
                                             ----------            ---------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (188,103)            (160,763)          (1,009,710)
                                             ----------            ---------          -----------
 Net increase (decrease) in net assets          545,745              (26,127)            (775,055)
NET ASSETS:
 Beginning of year                            3,517,616              977,626           12,534,051
                                             ----------            ---------          -----------
 End of year                                 $4,063,361             $951,499          $11,758,996
                                             ==========            =========          ===========


                                          FIDELITY VIP        FIDELITY VIP         FIDELITY VIP
                                           CONTRAFUND           OVERSEAS             MID CAP
                                            PORTFOLIO           PORTFOLIO           PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $6,413              $44,417              $3,041
 Net realized gain (loss) on security
  transactions                                  2,954                4,207                 958
 Net realized gain on distributions           218,620               85,476              19,665
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (131,384)              77,003              51,031
                                            ---------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                    96,603              211,103              74,695
                                            ---------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                     36,877                   --              91,239
 Net transfers                                297,860              (12,774)            783,843
 Surrenders for benefit payments and
  fees                                           (199)             (14,326)                798
 Net loan activity                                 --                   --                  --
 Cost of insurance                            (24,553)             (33,978)            (25,420)
                                            ---------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            309,985              (61,078)            850,460
                                            ---------          -----------          ----------
 Net increase (decrease) in net assets        406,588              150,025             925,155
NET ASSETS:
 Beginning of year                            428,713            1,237,935             173,749
                                            ---------          -----------          ----------
 End of year                                 $835,301           $1,387,960          $1,098,904
                                            =========          ===========          ==========

                                                                 FRANKLIN
                                             FRANKLIN           SMALL CAP
                                              INCOME              VALUE
                                         SECURITIES FUND     SECURITIES FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
OPERATIONS:
 Net investment income (loss)                  $25,117              $9,769
 Net realized gain (loss) on security
  transactions                                       2             176,619
 Net realized gain on distributions              4,658             100,456
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (16,730)           (266,317)
                                            ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                     13,047              20,527
                                            ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                      30,268              54,286
 Net transfers                               1,354,197            (634,009)
 Surrenders for benefit payments and
  fees                                              12             (63,704)
 Net loan activity                                  --                  --
 Cost of insurance                             (29,370)            (58,442)
                                            ----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           1,355,107            (701,869)
                                            ----------          ----------
 Net increase (decrease) in net assets       1,368,154            (681,342)
NET ASSETS:
 Beginning of year                             440,879           2,039,003
                                            ----------          ----------
 End of year                                $1,809,033          $1,357,661
                                            ==========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                  TEMPLETON
                                           MUTUAL SHARES           GROWTH           MUTUAL DISCOVERY
                                          SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $25,981                $582                $1,808
 Net realized gain (loss) on security
  transactions                                    2,789                   7                   133
 Net realized gain on distributions              63,611               1,856                 1,488
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (72,343)             (3,065)               13,857
                                            -----------           ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      20,038                (620)               17,286
                                            -----------           ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                      126,705               6,080                14,744
 Net transfers                                1,211,778              49,236               313,382
 Surrenders for benefit payments and
  fees                                          (89,773)                 (1)                   --
 Net loan activity                                  815                  --                    --
 Cost of insurance                              (57,019)             (1,383)              (13,232)
                                            -----------           ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,192,506              53,932               314,894
                                            -----------           ---------            ----------
 Net increase (decrease) in net assets        1,212,544              53,312               332,180
NET ASSETS:
 Beginning of year                            1,044,877              39,880                61,733
                                            -----------           ---------            ----------
 End of year                                 $2,257,421             $93,192              $393,913
                                            ===========           =========            ==========

                                                                                         HARTFORD
                                             TEMPLETON             HARTFORD               TOTAL
                                           GLOBAL INCOME           ADVISERS            RETURN BOND
                                          SECURITIES FUND          HLS FUND              HLS FUND
                                          SUB-ACCOUNT (A)        SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $ --               $278,425              $743,346
 Net realized gain (loss) on security
  transactions                                      (1)                45,791                (4,064)
 Net realized gain on distributions                 --              1,347,611                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       1,211               (826,673)              (62,400)
                                             ---------           ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                      1,210                845,154               676,882
                                             ---------           ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                       1,266                716,873             1,011,365
 Net transfers                                  66,636               (719,404)           (1,745,986)
 Surrenders for benefit payments and
  fees                                              --               (923,319)             (551,242)
 Net loan activity                                  --                     --                (7,501)
 Cost of insurance                                (289)              (511,678)             (460,129)
                                             ---------           ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              67,613             (1,437,528)           (1,753,493)
                                             ---------           ------------          ------------
 Net increase (decrease) in net assets          68,823               (592,374)           (1,076,611)
NET ASSETS:
 Beginning of year                                  --             12,995,524            15,339,457
                                             ---------           ------------          ------------
 End of year                                   $68,823            $12,403,150           $14,262,846
                                             =========           ============          ============

                                              HARTFORD              HARTFORD
                                              CAPITAL               DIVIDEND
                                            APPRECIATION           AND GROWTH
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $45,998              $246,665
 Net realized gain (loss) on security
  transactions                                    92,699                77,432
 Net realized gain on distributions            6,339,955             1,146,964
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (537,962)             (258,753)
                                            ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                    5,940,690             1,212,308
                                            ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                     1,189,113               562,513
 Net transfers                                (1,547,467)             (823,617)
 Surrenders for benefit payments and
  fees                                        (1,190,970)             (811,109)
 Net loan activity                              (106,053)                5,205
 Cost of insurance                            (1,124,467)             (476,579)
                                            ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,779,844)           (1,543,587)
                                            ------------          ------------
 Net increase (decrease) in net assets         3,160,846              (331,279)
NET ASSETS:
 Beginning of year                            36,260,522            15,011,075
                                            ------------          ------------
 End of year                                 $39,421,368           $14,679,796
                                            ============          ============

(a)  From inception, May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                             HARTFORD                                 HARTFORD
                                              GLOBAL              HARTFORD             GLOBAL
                                             ADVISERS          GLOBAL GROWTH         TECHNOLOGY
                                             HLS FUND             HLS FUND            HLS FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT (B)        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $112                  $3                 $ --
 Net realized gain (loss) on security
  transactions                                   2,930                  10                  125
 Net realized gain on distributions                968                 653                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (2,136)                619                  914
                                            ----------            --------            ---------
 Net increase (decrease) in net assets
  resulting from operations                      1,874               1,285                1,039
                                            ----------            --------            ---------
UNIT TRANSACTIONS:
 Purchases                                          --                  --                   --
 Net transfers                                 (21,276)                 --                   --
 Surrenders for benefit payments and
  fees                                               1                  --                   --
 Net loan activity                                  --                  --                   --
 Cost of insurance                                (415)               (288)              (1,092)
                                            ----------            --------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (21,690)               (288)              (1,092)
                                            ----------            --------            ---------
 Net increase (decrease) in net assets         (19,816)                997                  (53)
NET ASSETS:
 Beginning of year                              33,313               5,289                7,816
                                            ----------            --------            ---------
 End of year                                   $13,497              $6,286               $7,763
                                            ==========            ========            =========

                                             HARTFORD            HARTFORD
                                           DISCIPLINED            GROWTH              HARTFORD
                                              EQUITY          OPPORTUNITIES            INDEX
                                             HLS FUND            HLS FUND             HLS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $9,552                $926              $251,014
 Net realized gain (loss) on security
  transactions                                   1,019              (5,777)               10,343
 Net realized gain on distributions              3,181             115,265               838,290
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      58,070             (15,278)             (373,323)
                                            ----------          ----------          ------------
 Net increase (decrease) in net assets
  resulting from operations                     71,822              95,136               726,324
                                            ----------          ----------          ------------
UNIT TRANSACTIONS:
 Purchases                                      31,643              38,944               736,856
 Net transfers                                  21,908             489,305              (179,872)
 Surrenders for benefit payments and
  fees                                          (3,293)            (47,363)             (334,391)
 Net loan activity                                  --                  --                84,295
 Cost of insurance                             (38,133)            (20,304)             (513,961)
                                            ----------          ----------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              12,125             460,582              (207,073)
                                            ----------          ----------          ------------
 Net increase (decrease) in net assets          83,947             555,718               519,251
NET ASSETS:
 Beginning of year                             858,159             239,890            14,367,509
                                            ----------          ----------          ------------
 End of year                                  $942,106            $795,608           $14,886,760
                                            ==========          ==========          ============

                                             HARTFORD             HARTFORD
                                          INTERNATIONAL        INTERNATIONAL
                                          SMALL COMPANY        OPPORTUNITIES
                                             HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                   $8,436               $99,443
 Net realized gain (loss) on security
  transactions                                     313               174,782
 Net realized gain on distributions             76,094             1,747,705
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (47,696)              218,884
                                            ----------          ------------
 Net increase (decrease) in net assets
  resulting from operations                     37,147             2,240,814
                                            ----------          ------------
UNIT TRANSACTIONS:
 Purchases                                      12,369               382,798
 Net transfers                                  46,244            (1,555,547)
 Surrenders for benefit payments and
  fees                                               1              (169,685)
 Net loan activity                                  --                    --
 Cost of insurance                             (15,620)             (242,296)
                                            ----------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              42,994            (1,584,730)
                                            ----------          ------------
 Net increase (decrease) in net assets          80,141               656,084
NET ASSETS:
 Beginning of year                             411,572             8,918,116
                                            ----------          ------------
 End of year                                  $491,713            $9,574,200
                                            ==========          ============

(b) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD              HARTFORD
                                               MIDCAP             MIDCAP VALUE          MONEY MARKET
                                              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $27,061                $7,815              $390,721
 Net realized gain (loss) on security
  transactions                                  223,515                   (91)                   --
 Net realized gain on distributions             851,847               200,065                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (198,332)             (185,881)                   --
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     904,091                21,908               390,721
                                             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      274,237                73,660             2,427,248
 Net transfers                                 (973,734)              127,214             3,505,578
 Surrenders for benefit payments and
  fees                                         (470,107)              (21,319)           (4,123,953)
 Net loan activity                                5,451                    --                    --
 Cost of insurance                             (242,416)              (37,464)             (382,235)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,406,569)              142,091             1,426,638
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets         (502,478)              163,999             1,817,359
NET ASSETS:
 Beginning of year                            6,144,222             1,156,492             7,160,567
                                             ----------            ----------            ----------
 End of year                                 $5,641,744            $1,320,491            $8,977,926
                                             ==========            ==========            ==========

                                              HARTFORD
                                              MORTGAGE              HARTFORD              HARTFORD
                                             SECURITIES          SMALL COMPANY              STOCK
                                              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $71,924               $12,519               $183,289
 Net realized gain (loss) on security
  transactions                                    1,418                   (44)                12,756
 Net realized gain on distributions                  --               794,973              2,531,885
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (28,625)             (120,523)            (1,676,293)
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      44,717               686,925              1,051,637
                                             ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       80,133               295,111                850,346
 Net transfers                                  (84,588)              (30,118)            (1,288,612)
 Surrenders for benefit payments and
  fees                                          (24,323)              (12,950)              (777,432)
 Net loan activity                                  408                11,212                 (1,720)
 Cost of insurance                              (35,945)             (179,713)              (576,563)
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (64,315)               83,542             (1,793,981)
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets          (19,598)              770,467               (742,344)
NET ASSETS:
 Beginning of year                            1,334,154             4,772,473             18,081,752
                                             ----------            ----------            -----------
 End of year                                 $1,314,556            $5,542,940            $17,339,408
                                             ==========            ==========            ===========

                                             HARTFORD
                                               VALUE             LORD ABBETT
                                           OPPORTUNITIES       AMERICA'S VALUE
                                             HLS FUND             PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                   $9,475              $1,517
 Net realized gain (loss) on security
  transactions                                  21,754                  76
 Net realized gain on distributions            110,264               1,601
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (208,142)             (1,750)
                                             ---------             -------
 Net increase (decrease) in net assets
  resulting from operations                    (66,649)              1,444
                                             ---------             -------
UNIT TRANSACTIONS:
 Purchases                                      45,010               4,759
 Net transfers                                (191,726)                 --
 Surrenders for benefit payments and
  fees                                         (61,512)                 (2)
 Net loan activity                                  --                  --
 Cost of insurance                             (29,821)             (1,907)
                                             ---------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions            (238,049)              2,850
                                             ---------             -------
 Net increase (decrease) in net assets        (304,698)              4,294
NET ASSETS:
 Beginning of year                             989,932              45,896
                                             ---------             -------
 End of year                                  $685,234             $50,190
                                             =========             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                          LORD ABBETT
                                           GROWTH AND
                                             INCOME             MFS NEW            MFS TOTAL
                                           PORTFOLIO       DISCOVERY SERIES      RETURN SERIES
                                          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,112                $ --              $43,651
 Net realized gain (loss) on security
  transactions                                    61               8,936                1,949
 Net realized gain on distributions            6,132               8,913               41,736
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (4,759)            (10,788)             (15,934)
                                            --------           ---------           ----------
 Net increase (decrease) in net assets
  resulting from operations                    2,546               7,061               71,402
                                            --------           ---------           ----------
UNIT TRANSACTIONS:
 Purchases                                     2,113               4,160              243,981
 Net transfers                                13,784             (52,327)             218,208
 Surrenders for benefit payments and
  fees                                           429                   2              (80,555)
 Net loan activity                                --                  --                   --
 Cost of insurance                            (3,041)             (3,603)             (64,122)
                                            --------           ---------           ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            13,285             (51,768)             317,512
                                            --------           ---------           ----------
 Net increase (decrease) in net assets        15,831             (44,707)             388,914
NET ASSETS:
 Beginning of year                            73,587             119,645            1,489,443
                                            --------           ---------           ----------
 End of year                                 $89,418             $74,938           $1,878,357
                                            ========           =========           ==========

                                                                OPPENHEIMER
                                                                  CAPITAL           OPPENHEIMER
                                           U.S. MID CAP        APPRECIATION      GLOBAL SECURITIES
                                               VALUE              FUND/VA             FUND/VA
                                          SUB-ACCOUNT (A)       SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $ --                 $14              $6,351
 Net realized gain (loss) on security
  transactions                                   5,069               3,075               3,063
 Net realized gain on distributions                 --                  --              26,561
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (5,146)             14,152              (4,157)
                                             ---------           ---------           ---------
 Net increase (decrease) in net assets
  resulting from operations                        (77)             17,241              31,818
                                             ---------           ---------           ---------
UNIT TRANSACTIONS:
 Purchases                                       3,282              13,347              16,664
 Net transfers                                 182,144              (1,707)            233,571
 Surrenders for benefit payments and
  fees                                              --             (23,206)                  7
 Net loan activity                                  --                  --                 408
 Cost of insurance                              (3,243)             (6,980)            (11,718)
                                             ---------           ---------           ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             182,183             (18,546)            238,932
                                             ---------           ---------           ---------
 Net increase (decrease) in net assets         182,106              (1,305)            270,750
NET ASSETS:
 Beginning of year                                  --             129,908             273,452
                                             ---------           ---------           ---------
 End of year                                  $182,106            $128,603            $544,202
                                             =========           =========           =========


                                           OPPENHEIMER          PUTNAM VT
                                           MAIN STREET         DIVERSIFIED
                                             FUND/VA           INCOME FUND
                                         SUB-ACCOUNT (C)       SUB-ACCOUNT
--------------------------------------  -------------------------------------
OPERATIONS:
 Net investment income (loss)                    $ --              $5,403
 Net realized gain (loss) on security
  transactions                                      1                 109
 Net realized gain on distributions                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (25)             (1,089)
                                             --------           ---------
 Net increase (decrease) in net assets
  resulting from operations                       (24)              4,423
                                             --------           ---------
UNIT TRANSACTIONS:
 Purchases                                         --                  --
 Net transfers                                 10,550                  --
 Surrenders for benefit payments and
  fees                                             --                  (2)
 Net loan activity                                 --                  --
 Cost of insurance                               (112)             (4,424)
                                             --------           ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             10,438              (4,426)
                                             --------           ---------
 Net increase (decrease) in net assets         10,414                  (3)
NET ASSETS:
 Beginning of year                                 --             107,923
                                             --------           ---------
 End of year                                  $10,414            $107,920
                                             ========           =========

(a)  From inception, May 1, 2007 to December 31, 2007.

(c)  Funded as of July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                            PUTNAM VT            PUTNAM VT            PUTNAM VT
                                           GLOBAL ASSET           GLOBAL              GROWTH AND
                                         ALLOCATION FUND        EQUITY FUND          INCOME FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $6,661             $106,502              $171,950
 Net realized gain (loss) on security
  transactions                                 (6,462)            (220,638)               28,825
 Net realized gain on distributions                --                   --             1,645,376
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     29,354              514,942            (2,387,002)
                                             --------           ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    29,553              400,806              (540,851)
                                             --------           ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                         --              240,637               542,089
 Net transfers                                (20,789)            (429,078)           (1,207,614)
 Surrenders for benefit payments and
  fees                                        (15,605)            (223,972)             (824,470)
 Net loan activity                                 --              (12,281)              (28,765)
 Cost of insurance                            (32,711)            (155,145)             (370,680)
                                             --------           ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (69,105)            (579,839)           (1,889,440)
                                             --------           ----------            ----------
 Net increase (decrease) in net assets        (39,552)            (179,033)           (2,430,291)
NET ASSETS:
 Beginning of year                            928,379            4,883,837            11,440,688
                                             --------           ----------            ----------
 End of year                                 $888,827           $4,704,804            $9,010,397
                                             ========           ==========            ==========


                                            PUTNAM VT           PUTNAM VT
                                              HEALTH               HIGH             PUTNAM VT
                                          SCIENCES FUND         YIELD FUND         INCOME FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $1,586             $234,962            $151,722
 Net realized gain (loss) on security
  transactions                                    381                4,954               2,123
 Net realized gain on distributions                --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (2,240)            (140,662)             (3,324)
                                             --------           ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                      (273)              99,254             150,521
                                             --------           ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                         --              128,441              92,037
 Net transfers                                     --              (18,171)             15,280
 Surrenders for benefit payments and
  fees                                             (1)            (171,898)           (147,593)
 Net loan activity                                 --                   --               1,223
 Cost of insurance                             (6,766)             (91,557)            (82,032)
                                             --------           ----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (6,767)            (153,185)           (121,085)
                                             --------           ----------          ----------
 Net increase (decrease) in net assets         (7,040)             (53,931)             29,436
NET ASSETS:
 Beginning of year                            144,549            2,928,249           2,765,175
                                             --------           ----------          ----------
 End of year                                 $137,509           $2,874,318          $2,794,611
                                             ========           ==========          ==========

                                            PUTNAM VT
                                          INTERNATIONAL         PUTNAM VT
                                            GROWTH AND        INTERNATIONAL
                                           INCOME FUND         EQUITY FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
OPERATIONS:
 Net investment income (loss)                  $2,069             $103,465
 Net realized gain (loss) on security
  transactions                                    440               62,980
 Net realized gain on distributions            19,080              418,498
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (14,046)            (298,996)
                                             --------           ----------
 Net increase (decrease) in net assets
  resulting from operations                     7,543              285,947
                                             --------           ----------
UNIT TRANSACTIONS:
 Purchases                                         --              135,307
 Net transfers                                     --             (788,018)
 Surrenders for benefit payments and
  fees                                             (1)             (61,933)
 Net loan activity                                 --                  408
 Cost of insurance                             (3,691)            (108,829)
                                             --------           ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (3,692)            (823,065)
                                             --------           ----------
 Net increase (decrease) in net assets          3,851             (537,118)
NET ASSETS:
 Beginning of year                            103,384            3,364,958
                                             --------           ----------
 End of year                                 $107,235           $2,827,840
                                             ========           ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                               PUTNAM VT                                PUTNAM VT
                                           INTERNATIONAL NEW         PUTNAM VT            MONEY
                                          OPPORTUNITIES FUND       INVESTORS FUND      MARKET FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $296                   $516              $28
 Net realized gain (loss) on security
  transactions                                     (143)                 1,590               --
 Net realized gain on distributions                  --                     --               --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        3,284                 (6,373)              --
                                                -------               --------             ----
 Net increase (decrease) in net assets
  resulting from operations                       3,437                 (4,267)              28
                                                -------               --------             ----
UNIT TRANSACTIONS:
 Purchases                                           --                     --               --
 Net transfers                                       --                 (1,997)              --
 Surrenders for benefit payments and
  fees                                               --                 (4,050)              (1)
 Net loan activity                                   --                     --               --
 Cost of insurance                               (1,510)                (4,182)             (65)
                                                -------               --------             ----
 Net increase (decrease) in net assets
  resulting from unit transactions               (1,510)               (10,229)             (66)
                                                -------               --------             ----
 Net increase (decrease) in net assets            1,927                (14,496)             (38)
NET ASSETS:
 Beginning of year                               25,690                 90,292              580
                                                -------               --------             ----
 End of year                                    $27,617                $75,796             $542
                                                =======               ========             ====

                                              PUTNAM VT             PUTNAM VT            PUTNAM VT
                                                 NEW                   NEW             OTC & EMERGING
                                          OPPORTUNITIES FUND        VALUE FUND          GROWTH FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $8,592               $5,068                 $ --
 Net realized gain (loss) on security
  transactions                                   (63,621)               4,544              (15,650)
 Net realized gain on distributions                   --               35,250                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       381,226              (57,571)              28,468
                                              ----------             --------             --------
 Net increase (decrease) in net assets
  resulting from operations                      326,197              (12,709)              12,818
                                              ----------             --------             --------
UNIT TRANSACTIONS:
 Purchases                                       270,227                   --                   --
 Net transfers                                  (878,301)              (4,223)              (1,462)
 Surrenders for benefit payments and
  fees                                           (93,477)             (55,190)                  (6)
 Net loan activity                               (11,658)                  --                   --
 Cost of insurance                              (182,213)             (11,182)              (6,820)
                                              ----------             --------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (895,422)             (70,595)              (8,288)
                                              ----------             --------             --------
 Net increase (decrease) in net assets          (569,225)             (83,304)               4,530
NET ASSETS:
 Beginning of year                             5,475,711              379,065              100,119
                                              ----------             --------             --------
 End of year                                  $4,906,486             $295,761             $104,649
                                              ==========             ========             ========

                                            PUTNAM VT              PUTNAM VT
                                            SMALL CAP          THE GEORGE PUTNAM
                                            VALUE FUND           FUND OF BOSTON
                                           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $1,927                 $2,759
 Net realized gain (loss) on security
  transactions                                 (1,753)                 1,597
 Net realized gain on distributions            38,543                  8,739
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (90,112)               (11,392)
                                             --------               --------
 Net increase (decrease) in net assets
  resulting from operations                   (51,395)                 1,703
                                             --------               --------
UNIT TRANSACTIONS:
 Purchases                                      4,540                     --
 Net transfers                                135,732                (20,000)
 Surrenders for benefit payments and
  fees                                            (61)                    --
 Net loan activity                                 --                     --
 Cost of insurance                             (3,885)                (3,871)
                                             --------               --------
 Net increase (decrease) in net assets
  resulting from unit transactions            136,326                (23,871)
                                             --------               --------
 Net increase (decrease) in net assets         84,931                (22,168)
NET ASSETS:
 Beginning of year                            342,678                 92,234
                                             --------               --------
 End of year                                 $427,609                $70,066
                                             ========               ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                              PUTNAM VT
                                         UTILITIES GROWTH AND       PUTNAM VT            PUTNAM VT
                                             INCOME FUND            VISTA FUND          VOYAGER FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $11,378                  $ --                $2,783
 Net realized gain (loss) on security
  transactions                                    1,535                (2,703)             (583,999)
 Net realized gain on distributions                  --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       97,831                 7,131             1,070,041
                                               --------              --------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     110,744                 4,428               488,825
                                               --------              --------            ----------
UNIT TRANSACTIONS:
 Purchases                                           --                    --               413,961
 Net transfers                                       --                    --            (1,442,402)
 Surrenders for benefit payments and
  fees                                               (1)                   --              (478,140)
 Net loan activity                                   --                    --               (38,264)
 Cost of insurance                              (21,888)               (3,927)             (254,130)
                                               --------              --------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (21,889)               (3,927)           (1,798,975)
                                               --------              --------            ----------
 Net increase (decrease) in net assets           88,855                   501            (1,310,150)
NET ASSETS:
 Beginning of year                              556,916               107,986             8,847,381
                                               --------              --------            ----------
 End of year                                   $645,771              $108,487            $7,537,231
                                               ========              ========            ==========

                                              PUTNAM VT             PUTNAM VT
                                               CAPITAL                EQUITY           VAN KAMPEN LIT
                                          OPPORTUNITIES FUND       INCOME FUND            COMSTOCK
                                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --                $5,857               $19,377
 Net realized gain (loss) on security
  transactions                                    3,862                 1,459                10,845
 Net realized gain on distributions              13,419                29,125                26,908
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (37,399)              (26,011)              (81,604)
                                               --------              --------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     (20,118)               10,430               (24,474)
                                               --------              --------            ----------
UNIT TRANSACTIONS:
 Purchases                                        4,302                36,695                13,347
 Net transfers                                   90,240                73,973                14,486
 Surrenders for benefit payments and
  fees                                          (23,608)                   (1)              (23,505)
 Net loan activity                                   --                    --                    --
 Cost of insurance                               (4,863)              (11,876)              (47,799)
                                               --------              --------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               66,071                98,791               (43,471)
                                               --------              --------            ----------
 Net increase (decrease) in net assets           45,953               109,221               (67,945)
NET ASSETS:
 Beginning of year                              196,167               411,480             1,334,909
                                               --------              --------            ----------
 End of year                                   $242,120              $520,701            $1,266,964
                                               ========              ========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account VL II (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid-Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Capital Development Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Freedom 2010 Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Franklin Income Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Templeton Global Income Securities Fund, Hartford Advisers HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Equity HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value Opportunities HLS Fund, Lord Abbett America's Value Portfolio, Lord Abbett Bond-Debenture Portfolio, Lord Abbett Growth & Income Fund, MFS Growth Series, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, Van Kampen - - UIF Mid Cap Growth Portfolio, Van Kampen -- UIF U.S. Mid Cap Value Portfolio, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Van Kampen LIT Growth and Income Portfolio, and Van Kampen LIT Comstock Portfolio.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividends and net realized gain on distributions income are accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds which are characterized as capital gains under tax regulations.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2008.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable life account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. All sub-accounts are currently in the accumulation period.

       g) FAIR VALUE MEASUREMENTS -- On January 1, 2008, the Account adopted Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). For financial statement elements currently required to be measured at fair value, SFAS 157 redefines fair value, establishes a framework for measuring fair value under U.S. GAAP, establishes a hierarchy based on the level of observable inputs used to measure fair value and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable liquid market price existed (an exit price).

       The following section applies the SFAS 157 fair value hierarchy and disclosure requirements to the Account's financial instruments that are carried at fair value. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

       LEVEL 1: Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit swap contracts.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured and/or lower quality asset-backed securities ("ABS") and commercial mortgage-backed securities ("CMBS"), including ABS backed by sub-prime loans, and private placement debt and equity securities. Embedded derivatives and complex derivatives securities, including equity derivatives, longer dated interest rate swaps and certain complex credit derivatives are also included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       The adoption of SFAS 157 did not have a material impact on the results of the Account. As of December 31, 2008, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the SFAS 157 hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes"

-------------------------------------------------------------------------------

       ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE -- On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from applicable contract owners' accounts.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                                 $3,509           $ --
AllianceBernstein VPS International Value
 Portfolio                                                369,370         73,031
AllianceBernstein VPS Small/Mid-Cap Value
 Portfolio                                                 83,060        308,573
AllianceBernstein VPS Value Portfolio                       2,389            754
AllianceBernstein VPS International Growth
 Portfolio                                                121,398          3,461
AIM V.I. Capital Appreciation Fund                         21,768         15,992
AIM V.I. Core Equity Fund                                 116,534          2,686
AIM V.I. International Growth Fund                         24,486            577
AIM V.I. Mid Cap Core Equity Fund                          93,917         92,149
AIM V.I. Small Cap Equity Fund                             48,648          1,971
AIM V.I. Capital Development Fund                          26,063          5,499
American Funds Global Bond Fund                            12,076            640
American Funds Global Growth and Income Fund                8,175          7,361
American Funds Asset Allocation Fund                    1,423,341        660,216
American Funds Blue Chip Income and Growth Fund           640,468        387,587
American Funds Bond Fund                                1,449,085      1,487,066
American Funds Global Growth Fund                         594,453        299,838
American Funds Growth Fund                              2,637,928      1,122,805
American Funds Growth-Income Fund                       1,882,298        945,949
American Funds International Fund                       1,741,340        767,899
American Funds New World Fund                             722,492        198,052
American Funds Global Small Capitalization Fund           756,603        275,162
Fidelity VIP Asset Manager Portfolio                      108,902         34,002
Fidelity VIP Equity-Income Portfolio                      743,839        781,263
Fidelity VIP Growth Portfolio                               2,151             --
Fidelity VIP Contrafund Portfolio                       1,261,383        164,681
Fidelity VIP Overseas Portfolio                           381,136        463,271
Fidelity VIP Mid Cap Portfolio                            360,942        308,060
Fidelity VIP Value Strategies Portfolio                     1,203              5
Fidelity VIP Freedom 2010 Portfolio                         7,112             --
Fidelity VIP Freedom 2020 Portfolio                        17,933            115
Fidelity VIP Freedom 2030 Portfolio                        23,523            129
Franklin Income Securities Fund                           437,583         85,840
Franklin Small Cap Value Securities Fund                  211,500        245,780

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund                 $77,065         $3,851
Mutual Shares Securities Fund                             256,521        589,072
Templeton Developing Markets Securities Fund                5,751            226
Templeton Foreign Securities Fund                           4,851            273
Templeton Growth Securities Fund                           34,277          3,723
Mutual Discovery Securities Fund                          317,495        103,898
Franklin Flex Cap Growth Securities Fund                      274              8
Templeton Global Income Securities Fund                   568,825         18,886
Hartford Advisers HLS Fund                              1,538,914      1,861,527
Hartford LargeCap Growth HLS Fund                              25              4
Hartford Total Return Bond HLS Fund                     1,683,589      2,407,696
Hartford Capital Appreciation HLS Fund                  5,213,833      3,836,759
Hartford Dividend and Growth HLS Fund                   1,388,421      1,771,574
Hartford Fundamental Growth HLS Fund                          396             --
Hartford Global Advisers HLS Fund                             728            396
Hartford Global Equity HLS Fund                             6,191          7,483
Hartford Global Growth HLS Fund                             3,962            354
Hartford Disciplined Equity HLS Fund                      200,959         64,398
Hartford Growth HLS Fund                                    1,169             51
Hartford Growth Opportunities HLS Fund                    411,403        294,536
Hartford High Yield HLS Fund                                3,971             --
Hartford Index HLS Fund                                 1,457,106      2,582,651
Hartford International Small Company HLS Fund             133,732        103,523
Hartford International Opportunities HLS Fund             994,443        975,506
Hartford MidCap Growth HLS Fund                                30              4
Hartford MidCap HLS Fund                                  480,657        897,102
Hartford MidCap Value HLS Fund                            330,645        280,618
Hartford Money Market HLS Fund                          7,277,281      4,705,628
Hartford Small Company HLS Fund                           449,853        868,881
Hartford SmallCap Growth HLS Fund                              65             10
Hartford Stock HLS Fund                                   900,735      1,850,179
Hartford U.S. Government Securities HLS Fund            1,728,851      1,541,959
Hartford Value Opportunities HLS Fund                     127,466         53,137
Lord Abbett America's Value Portfolio                      65,901         18,183
Lord Abbett Bond-Debenture Portfolio                       51,781          1,676
Lord Abbett Growth & Income Fund                           67,588         38,992
MFS Growth Series                                              21             --
MFS Investors Trust Series                                 44,904          1,153
MFS New Discovery Series                                   15,668         21,608
MFS Total Return Series                                   467,234        317,940
MFS Value Series                                           35,384            575
Van Kampen -- UIF Mid Cap Growth Portfolio                 10,438            446
Van Kampen -- UIF U.S. Mid Cap Value Portfolio             95,526         89,258
Oppenheimer Capital Appreciation Fund                      17,481         11,728
Oppenheimer Global Securities Fund/VA                      86,918         26,912
Oppenheimer Main Street Fund/VA                             5,593            667
Oppenheimer Main Street Small Cap Fund/VA                  15,343            286
Putnam VT Diversified Income Fund                          43,968          5,419

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                    $31,184        $36,309
Putnam VT Global Equity Fund                              275,776        400,579
Putnam VT Growth and Income Fund                        1,734,178      1,172,187
Putnam VT Health Sciences Fund                              1,140          6,173
Putnam VT High Yield Fund                                 485,919        393,304
Putnam VT Income Fund                                     392,545        334,790
Putnam VT International Growth and Income Fund             19,070          2,767
Putnam VT International Equity Fund                       870,977        462,860
Putnam VT International New Opportunities Fund                409          1,311
Putnam VT Investors Fund                                      316          3,050
Putnam VT Money Market Fund                                    15             78
Putnam VT New Opportunities Fund                          243,369        474,010
Putnam VT New Value Fund                                   87,702         87,711
Putnam VT OTC & Emerging Growth Fund                            1         20,012
Putnam VT Small Cap Value Fund                             85,055        318,766
Putnam VT The George Putnam Fund of Boston                  8,074          3,584
Putnam VT Utilities Growth and Income Fund                 13,294         26,315
Putnam VT Vista Fund                                           --          3,595
Putnam VT Voyager Fund                                    394,327        674,259
Putnam VT Capital Opportunities Fund                       66,563         25,955
Putnam VT Equity Income Fund                               78,858        225,477
Van Kampen LIT Growth and Income Portfolio                  1,802            120
Van Kampen LIT Comstock Portfolio                         290,171         98,123
                                                    -------------  -------------
                                                      $48,040,585    $38,870,505
                                                    =============  =============

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                            UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio                              514           6              508
AllianceBernstein VPS International
 Value Portfolio                              38,603       8,345           30,258
AllianceBernstein VPS Small/Mid-Cap
 Value Portfolio                               5,053      26,563          (21,510)
AllianceBernstein VPS Value Portfolio            357         119              238
AllianceBernstein VPS International
 Growth Portfolio                             11,781         489           11,292
AIM V.I. Capital Appreciation Fund             2,251       1,895              356
AIM V.I. Core Equity Fund                      7,835         252            7,583
AIM V.I. International Growth Fund             3,098         240            2,858
AIM V.I. Mid Cap Core Equity Fund              4,323       8,271           (3,948)
AIM V.I. Small Cap Equity Fund                 4,581         216            4,365
AIM V.I. Capital Development Fund              1,463         680              783
American Funds Global Bond Fund                1,258          79            1,179
American Funds Global Growth and Income
 Fund                                          1,320       1,242               78
American Funds Asset Allocation Fund          68,975      53,087           15,888
American Funds Blue Chip Income and
 Growth Fund                                  35,565      28,432            7,133
American Funds Bond Fund                     117,758     132,147          (14,389)

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------------
American Funds Global Growth Fund            258,645     237,172           21,473
American Funds Growth Fund                 1,496,644   1,334,053          162,591
American Funds Growth-Income Fund          1,151,698     942,250          209,448
American Funds International Fund             47,753      47,867             (114)
American Funds New World Fund                 21,684      10,206           11,478
American Funds Global Small
 Capitalization Fund                         180,404     161,962           18,442
Fidelity VIP Asset Manager Portfolio              --      14,763          (14,763)
Fidelity VIP Equity-Income Portfolio         260,808     413,695         (152,887)
Fidelity VIP Growth Portfolio                    334          15              319
Fidelity VIP Contrafund Portfolio            107,649      15,710           91,939
Fidelity VIP Overseas Portfolio               80,039     172,519          (92,480)
Fidelity VIP Mid Cap Portfolio                19,367      26,970           (7,603)
Fidelity VIP Value Strategies Portfolio          223           2              221
Fidelity VIP Freedom 2010 Portfolio              865          --              865
Fidelity VIP Freedom 2020 Portfolio            2,449          17            2,432
Fidelity VIP Freedom 2030 Portfolio            3,380          22            3,358
Franklin Income Securities Fund               31,173      10,875           20,298
Franklin Small Cap Value Securities Fund       8,601      18,809          (10,208)
Franklin Strategic Income Securities
 Fund                                          8,285         660            7,625
Mutual Shares Securities Fund                 11,443      41,636          (30,193)
Templeton Developing Markets Securities
 Fund                                            839          68              771
Templeton Foreign Securities Fund                628          54              574
Templeton Growth Securities Fund               2,930         526            2,404
Mutual Discovery Securities Fund              25,809       9,708           16,101
Franklin Flex Cap Growth Securities Fund          33           1               32
Templeton Global Income Securities Fund       48,525       2,078           46,447
Hartford Advisers HLS Fund                   500,509     749,882         (249,373)
Hartford LargeCap Growth HLS Fund                  4           1                3
Hartford Total Return Bond HLS Fund          537,508   1,190,948         (653,440)
Hartford Capital Appreciation HLS Fund       464,516     798,743         (334,227)
Hartford Dividend and Growth HLS Fund        338,147     602,236         (264,089)
Hartford Fundamental Growth HLS Fund              65          --               65
Hartford Global Advisers HLS Fund                 --         268             (268)
Hartford Global Equity HLS Fund                  666       7,575           (6,909)
Hartford Global Growth HLS Fund                3,549         353            3,196
Hartford Disciplined Equity HLS Fund          94,432      54,528           39,904
Hartford Growth HLS Fund                         183           9              174
Hartford Growth Opportunities HLS Fund        19,539      16,277            3,262
Hartford High Yield HLS Fund                     431           9              422
Hartford Index HLS Fund                      355,115     839,273         (484,158)
Hartford International Small Company HLS
 Fund                                          5,933       5,398              535
Hartford International Opportunities HLS
 Fund                                        227,600     374,855         (147,255)
Hartford MidCap Growth HLS Fund                    6           1                5
Hartford MidCap HLS Fund                     101,943     271,534         (169,591)
Hartford MidCap Value HLS Fund                 6,460      24,992          (18,532)
Hartford Money Market HLS Fund             5,047,895   3,722,523        1,325,372
Hartford Small Company HLS Fund              274,908     465,340         (190,432)
Hartford SmallCap Growth HLS Fund                 11           4                7

-------------------------------------------------------------------------------

                                            UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------------
Hartford Stock HLS Fund                      294,656     696,527         (401,871)
Hartford U.S. Government Securities HLS
 Fund                                        205,382     664,677         (459,295)
Hartford Value Opportunities HLS Fund          8,214       4,770            3,444
Lord Abbett America's Value Portfolio          5,953       1,733            4,220
Lord Abbett Bond-Debenture Portfolio           5,536         317            5,219
Lord Abbett Growth & Income Fund               5,690       4,854              836
MFS Growth Series                                  6           3                3
MFS Investors Trust Series                     4,376         124            4,252
MFS New Discovery Series                         435       1,732           (1,297)
MFS Total Return Series                       21,997      24,550           (2,553)
MFS Value Series                               4,417         302            4,115
Van Kampen -- UIF Mid Cap Growth
 Portfolio                                     1,506         181            1,325
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio                                     7,965       9,030           (1,065)
Oppenheimer Capital Appreciation Fund          2,031       1,275              756
Oppenheimer Global Securities Fund/VA          5,088       3,177            1,911
Oppenheimer Main Street Fund/VA                  479          89              390
Oppenheimer Main Street Small Cap
 Fund/VA                                       1,936         135            1,801
Putnam VT Diversified Income Fund              4,389         460            3,929
Putnam VT Global Asset Allocation Fund             7       1,483           (1,476)
Putnam VT Global Equity Fund                   9,873      17,783           (7,910)
Putnam VT Growth and Income Fund              17,003      45,716          (28,713)
Putnam VT Health Sciences Fund                    --         463             (463)
Putnam VT High Yield Fund                     12,116      17,631           (5,515)
Putnam VT Income Fund                         11,912      18,121           (6,209)
Putnam VT International Growth and
 Income Fund                                       1         166             (165)
Putnam VT International Equity Fund           32,116      29,665            2,451
Putnam VT International New
 Opportunities Fund                                1          88              (87)
Putnam VT Investors Fund                          --         326             (326)
Putnam VT Money Market Fund                       --          44              (44)
Putnam VT New Opportunities Fund              15,647      26,483          (10,836)
Putnam VT New Value Fund                       2,105       4,726           (2,621)
Putnam VT OTC & Emerging Growth Fund              --       2,533           (2,533)
Putnam VT Small Cap Value Fund                 5,858      33,324          (27,466)
Putnam VT The George Putnam Fund of
 Boston                                           --         272             (272)
Putnam VT Utilities Growth and Income
 Fund                                             --         858             (858)
Putnam VT Vista Fund                              --         322             (322)
Putnam VT Voyager Fund                        18,814      29,006          (10,192)
Putnam VT Capital Opportunities Fund           3,627       1,832            1,795
Putnam VT Equity Income Fund                   3,713      15,998          (12,285)
Van Kampen LIT Growth and Income
 Portfolio                                       252          19              233
Van Kampen LIT Comstock Portfolio             20,185      11,436            8,749

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                            UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------------
AllianceBernstein VPS International
 Value Portfolio                              70,792       4,219           66,573
AllianceBernstein VPS Small/Mid-Cap
 Value Portfolio                              35,567      18,392           17,175
AllianceBernstein VPS International
 Growth Portfolio                              1,665           7            1,658
AIM V.I. Capital Appreciation Fund             3,271       2,752              519
AIM V.I. Core Equity Fund                        218          70              148
AIM V.I. Mid Cap Core Equity Fund              3,676       2,156            1,520
AIM V.I. Small Cap Equity Fund                 5,356         345            5,011
AIM V.I. Capital Development Fund              5,949         239            5,710
American Funds Asset Allocation Fund          61,950      37,810           24,140
American Funds Blue Chip Income and
 Growth Fund                                  28,101      37,408           (9,307)
American Funds Bond Fund                     175,701      54,444          121,257
American Funds Global Growth Fund            346,836     173,178          173,658
American Funds Growth Fund                 2,151,014   1,096,748        1,054,266
American Funds Growth-Income Fund          1,008,065     789,252          218,813
American Funds International Fund             84,064      25,631           58,433
American Funds New World Fund                 19,107      20,169           (1,062)
American Funds Global Small
 Capitalization Fund                         202,355     286,614          (84,259)
Fidelity VIP Asset Manager Portfolio              --      67,673          (67,673)
Fidelity VIP Equity-Income Portfolio         271,457     562,408         (290,951)
Fidelity VIP Contrafund Portfolio             44,273      20,483           23,790
Fidelity VIP Overseas Portfolio                   --      21,582          (21,582)
Fidelity VIP Mid Cap Portfolio                70,835       5,647           65,188
Franklin Income Securities Fund              116,428       2,590          113,838
Franklin Small Cap Value Securities Fund      10,054      43,882          (33,828)
Mutual Shares Securities Fund                 80,683      12,893           67,790
Templeton Growth Securities Fund               4,496         115            4,381
Mutual Discovery Securities Fund              26,552       1,147           25,405
Templeton Global Income Securities Fund        6,279          27            6,252
Hartford Advisers HLS Fund                   234,366     661,258         (426,892)
Hartford Total Return Bond HLS Fund          987,244   1,712,347         (725,103)
Hartford Capital Appreciation HLS Fund       296,152     679,351         (383,199)
Hartford Dividend and Growth HLS Fund        330,772     687,364         (356,592)
Hartford Global Advisers HLS Fund                 --      14,173          (14,173)
Hartford Global Growth HLS Fund                    1         203             (202)
Hartford Global Technology HLS Fund               --       1,098           (1,098)
Hartford Disciplined Equity HLS Fund          32,949      25,521            7,428
Hartford Growth Opportunities HLS Fund        27,050       6,776           20,274
Hartford Index HLS Fund                      405,184     462,795          (57,611)
Hartford International Small Company HLS
 Fund                                          3,625       1,918            1,707
Hartford International Opportunities HLS
 Fund                                        161,749     638,564         (476,815)
Hartford MidCap HLS Fund                     177,521     521,771         (344,250)
Hartford MidCap Value HLS Fund                14,468       7,285            7,183
Hartford Money Market HLS Fund             5,336,855   4,504,472          832,383

-------------------------------------------------------------------------------

                                            UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund         63,748      93,066          (29,318)
Hartford Small Company HLS Fund              264,932     228,993           35,939
Hartford Stock HLS Fund                      295,883     740,159         (444,276)
Hartford Value Opportunities HLS Fund         23,256      36,962          (13,706)
Lord Abbett America's Value Portfolio            399         159              240
Lord Abbett Growth and Income Portfolio        1,299         242            1,057
MFS New Discovery Series                         971       3,997           (3,026)
MFS Total Return Series                       38,517      15,841           22,676
U.S. Mid Cap Value                            26,999      10,071           16,928
Oppenheimer Capital Appreciation Fund/VA       1,464       2,976           (1,512)
Oppenheimer Global Securities Fund/VA         23,906       4,849           19,057
Oppenheimer Main Street Fund/VA                  850           9              841
Putnam VT Diversified Income Fund                 --         209             (209)
Putnam VT Global Asset Allocation Fund            --       2,328           (2,328)
Putnam VT Global Equity Fund                  13,478      33,006          (19,528)
Putnam VT Growth and Income Fund              15,805      66,185          (50,380)
Putnam VT Health Sciences Fund                    --         454             (454)
Putnam VT High Yield Fund                     12,305      18,089           (5,784)
Putnam VT Income Fund                         24,943      29,132           (4,189)
Putnam VT International Growth and
 Income Fund                                      --         167             (167)
Putnam VT International Equity Fund            9,192      46,986          (37,794)
Putnam VT International New
 Opportunities Fund                               --          80              (80)
Putnam VT Investors Fund                          --         865             (865)
Putnam VT Money Market Fund                       --          38              (38)
Putnam VT New Opportunities Fund              18,930      53,548          (34,618)
Putnam VT New Value Fund                          --       3,182           (3,182)
Putnam VT OTC & Emerging Growth Fund               1         929             (928)
Putnam VT Small Cap Value Fund                14,655       2,179           12,476
Putnam VT The George Putnam Fund of
 Boston                                           --       1,443           (1,443)
Putnam VT Utilities Growth and Income
 Fund                                             --         627             (627)
Putnam VT Vista Fund                              --         275             (275)
Putnam VT Voyager Fund                        15,027      68,395          (53,368)
Putnam VT Capital Opportunities Fund          10,860       6,894            3,966
Putnam VT Equity Income Fund                   7,775       1,930            5,845
Van Kampen LIT Comstock                       22,928      26,062           (3,134)

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                    UNIT            CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 2008  Lowest contract charges             508     $7.438385             $3,777
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2008  Lowest contract charges         108,544      6.074134            659,311
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges          78,286     13.001625          1,017,841
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges          11,713     12.314196            144,235
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE PORTFOLIO
 2008  Lowest contract charges           8,975      7.489616             67,217
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges          30,485     11.656335            355,341
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges          13,310     11.480951            152,806
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2008  Lowest contract charges             238      6.481456              1,546
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 2008  Lowest contract charges          12,950      5.989175             77,558
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges           1,658     11.735231             19,456
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --

                                                   INVESTMENT
                                      EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                           RATIO*        RATIO**         RETURN***
----------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 2008  Lowest contract charges           --              --           (28.23)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2008  Lowest contract charges           --            0.86%          (53.28)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            0.92%            5.58%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --              --            13.22%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE PORTFOLIO
 2008  Lowest contract charges           --            0.90%          (35.75)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            0.98%            1.53%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            0.12%           14.20%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2008  Lowest contract charges           --              --           (38.79)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 2008  Lowest contract charges           --              --           (48.96)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            1.55%            7.72%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                    UNIT            CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
 2008  Lowest contract charges          12,363     $7.254268            $89,684
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges          12,007     12.614437            151,461
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges          11,488     11.261514            129,372
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
AIM V.I. CORE EQUITY FUND
 2008  Lowest contract charges           8,448     10.957579             92,574
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges             865     15.685297             13,565
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges             717     14.507758             10,397
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
AIM V.I. INTERNATIONAL GROWTH FUND
 2008  Lowest contract charges           2,858      6.495072             18,560
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
AIM V.I. MID CAP CORE EQUITY FUND
 2008  Lowest contract charges          24,768     12.155426            301,070
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges          28,716     17.005072            488,313
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges          27,196     15.522798            422,157
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2005  Lowest contract charges          23,468     13.954120            327,474
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2004  Lowest contract charges          17,288     12.966631            224,165
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --

                                                   INVESTMENT
                                      EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                           RATIO*        RATIO**         RETURN***
----------------------------------  --------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
 2008  Lowest contract charges           --              --           (42.49)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --              --            12.01%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            0.11%            6.30%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
AIM V.I. CORE EQUITY FUND
 2008  Lowest contract charges           --            6.56%          (30.14)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            1.32%            8.12%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            1.62%            9.29%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
AIM V.I. INTERNATIONAL GROWTH FUND
 2008  Lowest contract charges           --            2.03%          (37.17)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
AIM V.I. MID CAP CORE EQUITY FUND
 2008  Lowest contract charges           --            1.50%          (28.52)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            0.23%            9.55%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            0.96%           11.24%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2005  Lowest contract charges           --            0.56%            7.62%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2004  Lowest contract charges           --            0.19%           13.82%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                    UNIT            CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
 2008  Lowest contract charges          10,798     $8.853684            $95,599
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges           6,433     12.889339             82,919
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges           1,422     12.253694             17,420
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
AIM V.I. CAPITAL DEVELOPMENT FUND
 2008  Lowest contract charges           9,765      7.052376             68,867
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges           8,982     13.312750            119,576
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges           3,272     12.010285             39,299
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
AMERICAN FUNDS GLOBAL BOND FUND
 2008  Lowest contract charges           1,179      9.952373             11,734
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 2008  Lowest contract charges              78      6.139312                477
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2008  Lowest contract charges         525,250     11.262300          5,915,517
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges         509,362     15.977239          8,138,202
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges         485,222     14.994647          7,275,730
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2005  Lowest contract charges         443,045     13.077484          5,793,915
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2004  Lowest contract charges         380,831     11.982388          4,563,260
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --

                                                   INVESTMENT
                                      EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                           RATIO*        RATIO**         RETURN***
----------------------------------  --------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
 2008  Lowest contract charges           --              --           (31.31)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            0.12%            5.19%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --              --            17.44%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
AIM V.I. CAPITAL DEVELOPMENT FUND
 2008  Lowest contract charges           --              --           (47.03)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --              --            10.85%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --              --            16.52%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
AMERICAN FUNDS GLOBAL BOND FUND
 2008  Lowest contract charges           --           23.70%           (1.09)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 2008  Lowest contract charges           --            1.44%          (39.78)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2008  Lowest contract charges           --            2.63%          (29.51)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            2.19%            6.55%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            2.33%           14.66%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2005  Lowest contract charges           --            2.32%            9.14%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2004  Lowest contract charges           --            2.34%            8.34%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                    UNIT            CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2008  Lowest contract charges         113,475    $10.382553         $1,178,159
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges         106,342     16.351739          1,738,878
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges         115,649     16.027025          1,853,508
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2005  Lowest contract charges         125,347     13.649702          1,710,950
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2004  Lowest contract charges         120,290     12.728640          1,531,124
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
AMERICAN FUNDS BOND FUND
 2008  Lowest contract charges         197,764     11.107228          2,196,607
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges         212,153     12.252603          2,599,432
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges          90,896     11.857928          1,077,836
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2005  Lowest contract charges          73,047     11.083750            809,630
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2004  Lowest contract charges          87,260     10.910455            952,043
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --

                                                   INVESTMENT
                                      EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                           RATIO*        RATIO**         RETURN***
----------------------------------  --------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2008  Lowest contract charges           --            2.01%          (36.51)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            2.38%            2.03%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            1.27%           17.42%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2005  Lowest contract charges           --            1.00%            7.24%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2004  Lowest contract charges           --            0.66%            9.74%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
AMERICAN FUNDS BOND FUND
 2008  Lowest contract charges           --            5.77%           (9.35)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            8.89%            3.33%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            3.91%            6.99%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2005  Lowest contract charges           --            2.91%            1.59%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2004  Lowest contract charges           --            2.67%            5.72%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 2008  Lowest contract charges           1,707,113     $1.058316          $1,806,666
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges           1,685,640      1.717724           2,895,463
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges           1,511,982      1.495637           2,261,376
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges           1,438,688      1.241944           1,786,770
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges           1,245,715      1.088710           1,356,223
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
AMERICAN FUNDS GROWTH FUND
 2008  Lowest contract charges           9,741,491      0.742443           7,232,502
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges           9,578,900      1.325073          12,692,741
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges           8,524,634      1.179431          10,054,217
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges           8,397,299      1.070088           8,985,849
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges           7,929,384      0.920977           7,302,780
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  ---------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 2008  Lowest contract charges                --              1.86%            (38.39)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              2.79%             14.85%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --              0.88%             20.43%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              0.67%             14.08%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              0.43%             13.49%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
AMERICAN FUNDS GROWTH FUND
 2008  Lowest contract charges                --              0.83%            (43.97)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              0.81%             12.35%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --              0.81%             10.22%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              0.72%             16.19%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              0.20%             12.50%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
 2008  Lowest contract charges           6,742,677     $0.952901          $6,425,104
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges           6,533,229      1.533170          10,016,550
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges           6,314,416      1.459565           9,216,300
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges           6,867,184      1.266953           8,700,400
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges           6,729,608      1.197136           8,056,257
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
AMERICAN FUNDS INTERNATIONAL FUND
 2008  Lowest contract charges             242,112     15.043908           3,642,306
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges             242,226     25.993056           6,296,198
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges             183,793     21.656876           3,980,371
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges             134,577     18.202405           2,449,627
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges             113,475     14.981085           1,699,976
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  ---------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
 2008  Lowest contract charges                --              1.79%            (37.85)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              1.55%              5.04%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --              1.54%             15.20%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              1.37%              5.83%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              0.97%             10.37%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
AMERICAN FUNDS INTERNATIONAL FUND
 2008  Lowest contract charges                --              1.89%            (42.12)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              1.66%             20.02%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --              1.71%             18.98%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              1.59%             21.50%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              1.53%             19.32%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2008  Lowest contract charges              63,446    $18.002579          $1,142,194
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges              51,968     31.240624           1,623,515
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges              53,030     23.629455           1,253,069
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges              36,431     17.820884             649,232
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges              24,947     14.760130             368,214
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2008  Lowest contract charges           1,664,449      1.147402           1,909,792
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges           1,646,007      2.468617           4,063,361
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges           1,730,266      2.032992           3,517,616
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges           1,651,660      1.638805           2,706,749
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges           1,716,239      1.307366           2,243,752
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  ---------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2008  Lowest contract charges                --              1.64%            (42.37)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              3.11%             32.21%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --              1.49%             32.59%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              1.23%             20.74%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              2.12%             18.80%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2008  Lowest contract charges                --                --             (53.52)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              2.91%             21.43%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --              0.45%             24.05%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              0.94%             25.35%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --                --              20.88%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER PORTFOLIO
 2008  Lowest contract charges             347,612     $1.871681            $650,618
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges             362,375      2.625733             951,499
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges             430,048      2.273295             977,626
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges             501,911      2.118302           1,063,199
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges             538,959      2.035964           1,097,301
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 2008  Lowest contract charges               1,891      7.215315              13,647
    Highest contract charges             3,355,271      1.919982           6,442,059
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges                 783     12.616655               9,883
    Highest contract charges             3,509,266      3.348026          11,749,113
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges                   7     12.458100                  85
    Highest contract charges             3,800,993      3.297550          12,533,966
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges                   1     10.387944                  15
    Highest contract charges             4,263,915      2.743539          11,698,218
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges           4,235,146      2.591536          10,975,535
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
FIDELITY VIP GROWTH PORTFOLIO
 2008  Lowest contract charges                 319      5.923299               1,887
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  ---------------------------------------------------
FIDELITY VIP ASSET MANAGER PORTFOLIO
 2008  Lowest contract charges                --              2.67%            (28.72)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              6.32%             15.50%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --              2.84%              7.32%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              2.70%              4.04%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              3.10%              5.47%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 2008  Lowest contract charges                --              4.01%            (42.81)%
    Highest contract charges                  --              2.49%            (42.65)%
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              1.62%              1.27%
    Highest contract charges                  --              1.76%              1.53%
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --              2.87%             19.93%
    Highest contract charges                  --              3.40%             20.19%
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --                --               3.24%
    Highest contract charges                  --              1.56%              5.87%
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              1.53%             11.53%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
FIDELITY VIP GROWTH PORTFOLIO
 2008  Lowest contract charges                --              4.18%            (42.81)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO
 2008  Lowest contract charges             151,720     $8.007735          $1,214,935
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges              59,781     13.972661             835,301
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges              35,991     11.911647             428,713
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges               2,884     10.689654              30,829
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
FIDELITY VIP OVERSEAS PORTFOLIO
 2008  Lowest contract charges             373,477      1.673907             625,165
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges             465,957      2.978729           1,387,960
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges             487,539      2.539150           1,237,935
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges             587,849      2.150376           1,264,098
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges             678,510      1.806348           1,225,626
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
FIDELITY VIP MID CAP PORTFOLIO
 2008  Lowest contract charges              72,124      8.324310             600,381
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges              79,727     13.783318           1,098,904
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges              14,539     11.950350             173,749
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges                 907     10.631702               9,643
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  ---------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO
 2008  Lowest contract charges                --              1.16%            (42.69)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              1.04%             17.30%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --              1.29%             11.43%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --                --               3.58%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
FIDELITY VIP OVERSEAS PORTFOLIO
 2008  Lowest contract charges                --              2.59%            (43.81)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              3.31%             17.31%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --              0.91%             18.08%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              0.67%             19.05%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              1.30%             13.64%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
FIDELITY VIP MID CAP PORTFOLIO
 2008  Lowest contract charges                --              0.25%            (39.61)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              0.42%             15.34%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --              0.04%             12.40%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --                --               3.65%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

-------------------------------------------------------------------------------

                                                    UNIT            CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2008  Lowest contract charges             221     $5.406483             $1,193
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2008  Lowest contract charges             865      7.810650              6,760
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2008  Lowest contract charges           2,432      7.169550             17,436
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2008  Lowest contract charges           3,358      6.707483             22,524
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
FRANKLIN INCOME SECURITIES FUND
 2008  Lowest contract charges         172,664      8.351913          1,442,072
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges         152,366     11.872911          1,809,033
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges          38,528     11.443038            440,879
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2008  Lowest contract charges          62,367     12.530774            781,509
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges          72,575     18.707094          1,357,661
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges         106,403     19.163059          2,039,003
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2005  Lowest contract charges         128,142     16.381351          2,099,137
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2004  Lowest contract charges         110,750     15.061082          1,668,008
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2008  Lowest contract charges           7,625      8.855462             67,524
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --

                                                   INVESTMENT
                                      EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                           RATIO*        RATIO**         RETURN***
----------------------------------  --------------------------------------------
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2008  Lowest contract charges           --            4.91%          (48.44)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2008  Lowest contract charges           --           63.75%          (23.92)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2008  Lowest contract charges           --           44.46%          (30.88)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2008  Lowest contract charges           --           35.96%          (35.90)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
FRANKLIN INCOME SECURITIES FUND
 2008  Lowest contract charges           --            5.34%          (29.66)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            2.65%            3.76%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --              --            12.16%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2008  Lowest contract charges           --            1.18%          (33.02)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            0.59%           (2.38)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            0.66%           16.98%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2005  Lowest contract charges           --            0.73%            8.77%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2004  Lowest contract charges           --            0.17%           23.75%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2008  Lowest contract charges           --              --           (13.27)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                    UNIT            CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2008  Lowest contract charges          99,913    $10.912235         $1,090,276
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges         130,106     17.350672          2,257,421
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges          62,316     16.767268          1,044,877
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2005  Lowest contract charges          67,435     14.163953            955,149
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2004  Lowest contract charges          55,330     12.811952            708,882
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2008  Lowest contract charges             771      5.148877              3,970
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
TEMPLETON FOREIGN SECURITIES FUND
 2008  Lowest contract charges             574      6.491152              3,728
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
TEMPLETON GROWTH SECURITIES FUND
 2008  Lowest contract charges          10,199      6.895852             70,328
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges           7,795     11.955902             93,192
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges           3,414     11.681704             39,880
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
MUTUAL DISCOVERY SECURITIES FUND
 2008  Lowest contract charges          46,906      9.148724            429,129
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges          30,805     12.787292            393,913
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges           5,400     11.432675             61,733
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --

                                                   INVESTMENT
                                      EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                           RATIO*        RATIO**         RETURN***
----------------------------------  --------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2008  Lowest contract charges           --            2.91%          (37.11)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            1.46%            3.48%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            1.36%           18.38%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2005  Lowest contract charges           --            0.86%           10.55%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2004  Lowest contract charges           --            0.89%           12.63%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2008  Lowest contract charges           --              --           (48.20)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
TEMPLETON FOREIGN SECURITIES FUND
 2008  Lowest contract charges           --              --           (37.48)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
TEMPLETON GROWTH SECURITIES FUND
 2008  Lowest contract charges           --            1.71%          (42.32)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            0.98%            2.35%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --              --            11.62%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
MUTUAL DISCOVERY SECURITIES FUND
 2008  Lowest contract charges           --            2.10%          (28.46)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            0.94%           11.85%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --              --            11.43%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                    UNIT            CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2008  Lowest contract charges              32     $7.333637               $233
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
TEMPLETON GLOBAL INCOME SECURITIES
 FUND
 2008  Lowest contract charges          52,699     11.691131            616,114
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges           6,252     11.007928             68,823
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges       3,390,003      2.329770          7,897,927
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges       3,639,376      3.408043         12,403,150
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges       4,066,268      3.195934         12,995,524
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2005  Lowest contract charges       4,154,421      2.886947         11,993,592
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2004  Lowest contract charges       4,712,882      2.692139         12,687,733
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
HARTFORD LARGECAP GROWTH HLS FUND
 2008  Lowest contract charges               3      6.402873                 21
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2008  Lowest contract charges       5,114,992      2.284046         11,682,877
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges       5,768,432      2.472569         14,262,846
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges       6,493,535      2.362266         15,339,457
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2005  Lowest contract charges       6,211,351      2.254006         14,000,423
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2004  Lowest contract charges       5,707,178      2.200121         12,556,482
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --

                                                   INVESTMENT
                                      EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                           RATIO*        RATIO**         RETURN***
----------------------------------  --------------------------------------------
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2008  Lowest contract charges           --              --           (32.83)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
TEMPLETON GLOBAL INCOME SECURITIES
 FUND
 2008  Lowest contract charges           --            4.31%            6.21%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --              --             6.14%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges           --            3.07%          (31.64)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            2.11%            6.64%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            2.42%           10.70%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2005  Lowest contract charges           --            3.22%            7.24%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2004  Lowest contract charges           --            2.02%            3.74%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
HARTFORD LARGECAP GROWTH HLS FUND
 2008  Lowest contract charges           --           14.37%          (38.52)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2008  Lowest contract charges           --            6.52%           (7.63)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            4.91%            4.67%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            5.27%            4.80%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2005  Lowest contract charges           --            7.58%            2.45%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2004  Lowest contract charges           --            4.67%            4.62%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                        UNIT               CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #        OWNERS' EQUITY
-------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2008  Lowest contract charges           4,802,282      $4.175508          $20,051,966
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2007  Lowest contract charges           5,136,509       7.674740           39,421,368
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2006  Lowest contract charges           5,519,708       6.569283           36,260,522
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2005  Lowest contract charges           6,018,326       5.633312           33,903,108
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2004  Lowest contract charges           6,506,495       4.875404           31,721,794
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2008  Lowest contract charges           3,069,021       2.975883            9,133,048
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2007  Lowest contract charges           3,333,110       4.404234           14,679,796
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2006  Lowest contract charges           3,689,702       4.068371           15,011,075
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2005  Lowest contract charges           3,807,270       3.380148           12,869,136
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2004  Lowest contract charges           4,008,896       3.190025           12,788,479
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2008  Lowest contract charges                  65       6.300540                  410
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2008  Lowest contract charges                --              1.80%            (45.59)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              0.12%             16.83%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --              1.35%             16.62%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              0.94%             15.55%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              0.35%             19.36%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2008  Lowest contract charges                --              2.22%            (32.43)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              1.64%              8.26%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --              1.80%             20.36%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              1.88%              5.96%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              1.40%             12.42%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2008  Lowest contract charges                --                --             (41.11)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

-------------------------------------------------------------------------------

                                                        UNIT               CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #        OWNERS' EQUITY
-------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 2008  Lowest contract charges               7,280      $1.206928               $8,786
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2007  Lowest contract charges               7,548       1.788088               13,497
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2006  Lowest contract charges              21,721       1.533670               33,313
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2005  Lowest contract charges              75,827       1.409162              106,852
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2004  Lowest contract charges              77,474       1.363233              105,616
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
HARTFORD GLOBAL EQUITY HLS FUND
 2008  Lowest contract charges                 592       6.096042                3,606
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
HARTFORD GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges               7,087       0.768187                5,444
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2007  Lowest contract charges               3,891       1.615778                6,286
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2006  Lowest contract charges               4,093       1.292115                5,289
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2005  Lowest contract charges               4,363       1.131997                4,939
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2004  Lowest contract charges               4,761       1.103429                5,253
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 2008  Lowest contract charges                --              4.60%            (32.50)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              0.70%             16.59%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --              2.01%              8.84%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              3.72%              3.37%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              0.02%             12.75%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
HARTFORD GLOBAL EQUITY HLS FUND
 2008  Lowest contract charges                --              1.15%            (34.14)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
HARTFORD GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges                --              1.17%            (52.46)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              0.05%             25.05%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --              0.79%             14.15%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              0.79%              2.59%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              0.53%             19.19%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                        UNIT               CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #        OWNERS' EQUITY
-------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2008  Lowest contract charges             606,478      $1.043087             $632,610
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2007  Lowest contract charges             566,574       1.662814              942,106
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2006  Lowest contract charges             559,146       1.534766              858,159
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2005  Lowest contract charges             628,910       1.364817              858,347
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2004  Lowest contract charges             683,320       1.280563              875,035
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
HARTFORD GROWTH HLS FUND
 2008  Lowest contract charges                 174       6.655178                1,160
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2008  Lowest contract charges              36,548      12.987431              474,670
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2007  Lowest contract charges              33,286      23.902204              795,608
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2006  Lowest contract charges              13,012      18.435854              239,890
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2005  Lowest contract charges              25,156      16.452771              413,893
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2004  Lowest contract charges              17,604      14.145761              249,026
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
HARTFORD HIGH YIELD HLS FUND
 2008  Lowest contract charges                 422       7.732285                3,266
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2008  Lowest contract charges                --              1.26%            (37.27)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              1.05%              8.34%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --              1.09%             12.45%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              1.15%              6.58%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              1.17%              8.41%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
HARTFORD GROWTH HLS FUND
 2008  Lowest contract charges                --              2.69%            (37.64)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2008  Lowest contract charges                --              0.39%            (45.66)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              0.21%             29.65%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --              0.66%             12.05%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              0.26%             16.31%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --                --              17.19%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
HARTFORD HIGH YIELD HLS FUND
 2008  Lowest contract charges                --             40.40%            (25.51)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

-------------------------------------------------------------------------------

                                                        UNIT               CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #        OWNERS' EQUITY
-------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2008  Lowest contract charges           3,274,832      $2.490602           $8,156,305
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2007  Lowest contract charges           3,758,990       3.960309           14,886,760
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2006  Lowest contract charges           3,816,601       3.764477           14,367,509
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2005  Lowest contract charges           3,880,191       3.260543           12,651,528
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2004  Lowest contract charges           3,956,594       3.120058           12,344,804
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2008  Lowest contract charges              20,022      14.524923              290,824
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2007  Lowest contract charges              19,487      25.232430              491,713
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2006  Lowest contract charges              17,780      23.147960              411,572
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2005  Lowest contract charges              15,529      17.897193              277,919
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2004  Lowest contract charges              17,648      15.090922              266,330
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
HARTFORD INDEX HLS FUND
 2008  Lowest contract charges                --              2.06%            (37.11)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              1.70%              5.20%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --              1.73%             15.46%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              1.94%              4.50%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              1.05%             10.39%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2008  Lowest contract charges                --              1.31%            (42.44)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              1.84%              9.01%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --              2.08%             29.34%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              2.16%             18.60%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --                --              16.96%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                        UNIT               CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #        OWNERS' EQUITY
-------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2008  Lowest contract charges           2,403,471      $2.167800           $5,210,245
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2007  Lowest contract charges           2,550,726       3.753520            9,574,200
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2006  Lowest contract charges           3,027,541       2.945663            8,918,116
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2005  Lowest contract charges           3,183,293       2.366771            7,534,126
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2004  Lowest contract charges           3,164,637       2.064885            6,534,612
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
HARTFORD MIDCAP GROWTH HLS FUND
 2008  Lowest contract charges                   5       5.812147                   27
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
HARTFORD MIDCAP HLS FUND
 2008  Lowest contract charges           1,176,797       2.710162            3,189,309
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2007  Lowest contract charges           1,346,388       4.190281            5,641,744
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2006  Lowest contract charges           1,690,638       3.634263            6,144,222
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2005  Lowest contract charges           2,113,786       3.252335            6,874,741
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --
 2004  Lowest contract charges           2,279,851       2.784937            6,349,242
    Highest contract charges                    --             --                   --
    Remaining contract charges                  --             --                   --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2008  Lowest contract charges                --              2.26%            (42.25)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              1.09%             27.43%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --              2.69%             24.46%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --                --              14.62%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              0.82%             18.08%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
HARTFORD MIDCAP GROWTH HLS FUND
 2008  Lowest contract charges                --              7.34%            (43.42)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
HARTFORD MIDCAP HLS FUND
 2008  Lowest contract charges                --              0.52%            (35.32)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              0.45%             15.30%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --              0.95%             11.74%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2005  Lowest contract charges                --              0.41%             16.78%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2004  Lowest contract charges                --              0.27%             16.44%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

-------------------------------------------------------------------------------

                                                       UNIT            CONTRACT
SUB-ACCOUNT                               UNITS    FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2008  Lowest contract charges             49,525   $11.600671           $574,523
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2007  Lowest contract charges             68,057    19.402626          1,320,491
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2006  Lowest contract charges             60,874    18.998199          1,156,492
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2005  Lowest contract charges             50,138    16.116626            808,063
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2004  Lowest contract charges             74,373    14.653166          1,089,805
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges          6,432,494     1.795505         11,549,575
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2007  Lowest contract charges          5,107,122     1.757923          8,977,926
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2006  Lowest contract charges          4,274,739     1.675089          7,160,567
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2005  Lowest contract charges          4,174,275     1.599845          6,678,193
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2004  Lowest contract charges          4,669,560     1.555598          7,263,958
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --

                                                      INVESTMENT
                                          EXPENSE       INCOME          TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**       RETURN***
--------------------------------------  ------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2008  Lowest contract charges               --           0.59%         (40.21)%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2007  Lowest contract charges               --           0.59%           2.13%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2006  Lowest contract charges               --           0.97%          17.88%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2005  Lowest contract charges               --           0.56%           9.99%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2004  Lowest contract charges               --           0.10%          16.30%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges               --           2.05%           2.14%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2007  Lowest contract charges               --           4.79%           4.95%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2006  Lowest contract charges               --           4.60%           4.70%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2005  Lowest contract charges               --           2.78%           2.84%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2004  Lowest contract charges               --           0.94%           0.94%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT            CONTRACT
SUB-ACCOUNT                               UNITS    FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2008  Lowest contract charges          1,986,777    $1.512167         $3,004,339
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2007  Lowest contract charges          2,177,209     2.545893          5,542,940
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2006  Lowest contract charges          2,141,270     2.228805          4,772,473
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2005  Lowest contract charges          2,454,302     1.947811          4,780,515
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2004  Lowest contract charges          2,721,816     1.609664          4,381,209
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
HARTFORD SMALLCAP GROWTH HLS FUND
 2008  Lowest contract charges                  7     6.988318                 47
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges          3,854,834     2.316588          8,930,063
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2007  Lowest contract charges          4,256,705     4.073434         17,339,408
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2006  Lowest contract charges          4,700,981     3.846378         18,081,752
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2005  Lowest contract charges          5,312,174     3.354778         17,821,166
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2004  Lowest contract charges          5,811,114     3.060365         17,784,129
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2008  Lowest contract charges            135,109     9.957373          1,345,335
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --

                                                      INVESTMENT
                                          EXPENSE       INCOME          TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**       RETURN***
--------------------------------------  ------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2008  Lowest contract charges               --           0.10%         (40.60)%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2007  Lowest contract charges               --           0.23%          14.23%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2006  Lowest contract charges               --           0.18%          14.43%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2005  Lowest contract charges               --             --           21.01%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2004  Lowest contract charges               --             --           12.18%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
HARTFORD SMALLCAP GROWTH HLS FUND
 2008  Lowest contract charges               --           1.17%         (34.45)%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges               --           2.01%         (43.13)%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2007  Lowest contract charges               --           1.01%           5.90%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2006  Lowest contract charges               --           1.28%          14.65%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2005  Lowest contract charges               --           1.88%           9.62%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2004  Lowest contract charges               --           1.12%           4.17%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2008  Lowest contract charges               --           8.02%          (0.59)%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --

-------------------------------------------------------------------------------

                                                       UNIT            CONTRACT
SUB-ACCOUNT                               UNITS    FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2008  Lowest contract charges             42,188   $10.424442           $439,788
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2007  Lowest contract charges             38,744    17.686037            685,234
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2006  Lowest contract charges             52,450    18.873752            989,932
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2005  Lowest contract charges             91,027    15.857149          1,443,424
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2004  Lowest contract charges             61,083    14.638700            894,169
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2008  Lowest contract charges              8,463     8.730699             73,884
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2007  Lowest contract charges              4,243    11.828624             50,190
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2006  Lowest contract charges              4,003    11.466028             45,896
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 2008  Lowest contract charges              5,219     8.432890             44,014
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
LORD ABBETT GROWTH & INCOME FUND
 2008  Lowest contract charges              7,944     7.998229             63,540
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2007  Lowest contract charges              7,108    12.579832             89,418
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2006  Lowest contract charges              6,051    12.161720             73,587
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
MFS GROWTH SERIES
 2008  Lowest contract charges                  3     6.874012                 21
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --

                                                      INVESTMENT
                                          EXPENSE       INCOME          TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**       RETURN***
--------------------------------------  ------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2008  Lowest contract charges               --           2.16%         (41.06)%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2007  Lowest contract charges               --           1.01%          (6.29)%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2006  Lowest contract charges               --           0.95%          19.02%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2005  Lowest contract charges               --           1.45%           8.32%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2004  Lowest contract charges               --           0.26%          18.87%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2008  Lowest contract charges               --           6.17%         (26.19)%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2007  Lowest contract charges               --           3.18%           3.16%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2006  Lowest contract charges               --           8.56%          14.55%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 2008  Lowest contract charges               --          27.49%         (18.23)%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
LORD ABBETT GROWTH & INCOME FUND
 2008  Lowest contract charges               --           1.24%         (36.42)%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2007  Lowest contract charges               --           1.39%           3.44%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2006  Lowest contract charges               --           4.01%          17.27%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
MFS GROWTH SERIES
 2008  Lowest contract charges               --             --          (35.48)%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT            CONTRACT
SUB-ACCOUNT                               UNITS    FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 2008  Lowest contract charges              4,252    $8.706510            $37,021
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
MFS NEW DISCOVERY SERIES
 2008  Lowest contract charges              3,456     9.566346             33,065
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2007  Lowest contract charges              4,753    15.767530             74,938
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2006  Lowest contract charges              7,779    15.380400            119,645
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2005  Lowest contract charges              7,768    13.585071            105,531
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2004  Lowest contract charges              7,974    12.907985            102,923
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
MFS TOTAL RETURN SERIES
 2008  Lowest contract charges            128,044    11.199735          1,434,061
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2007  Lowest contract charges            130,597    14.382866          1,878,357
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2006  Lowest contract charges            107,921    13.801173          1,489,443
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2005  Lowest contract charges             99,566    12.334140          1,228,056
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
 2004  Lowest contract charges             17,153    11.995951            205,763
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
MFS VALUE SERIES
 2008  Lowest contract charges              4,115     7.370068             30,325
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2008  Lowest contract charges              1,325     5.909437              7,832
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --

                                                      INVESTMENT
                                          EXPENSE       INCOME          TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**       RETURN***
--------------------------------------  ------------------------------------------
MFS INVESTORS TRUST SERIES
 2008  Lowest contract charges               --             --          (33.08)%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
MFS NEW DISCOVERY SERIES
 2008  Lowest contract charges               --             --          (39.33)%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2007  Lowest contract charges               --             --            2.52%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2006  Lowest contract charges               --             --           13.22%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2005  Lowest contract charges               --             --            5.25%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2004  Lowest contract charges               --             --            6.52%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
MFS TOTAL RETURN SERIES
 2008  Lowest contract charges               --           3.22%         (22.13)%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2007  Lowest contract charges               --           2.45%           4.22%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2006  Lowest contract charges               --           2.39%          11.89%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2005  Lowest contract charges               --           0.92%           2.82%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
 2004  Lowest contract charges               --           1.29%          11.32%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
MFS VALUE SERIES
 2008  Lowest contract charges               --             --          (30.19)%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2008  Lowest contract charges               --           0.08%         (44.99)%
    Highest contract charges                 --             --              --
    Remaining contract charges               --             --              --

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
VAN KAMPEN -- UIF U.S. MID CAP VALUE
 PORTFOLIO
 2008  Lowest contract charges              15,863     $6.302084             $99,972
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges              16,928     10.757939             182,106
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
OPPENHEIMER CAPITAL APPRECIATION FUND
 2008  Lowest contract charges              10,828      6.938164              75,123
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges              10,072     12.768186             128,603
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges              11,584     11.214030             129,908
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 2008  Lowest contract charges              42,722      7.956807             339,930
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges              40,811     13.334725             544,202
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges              21,754     12.570301             273,452
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges               2,509     10.710592              26,869
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
OPPENHEIMER MAIN STREET FUND/VA
 2008  Lowest contract charges               1,231      7.602822               9,361
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges                 841     12.387474              10,414
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 2008  Lowest contract charges               1,801      6.836775              12,312
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                           INVESTMENT
                                           EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**            RETURN***
--------------------------------------  ----------------------------------------------------
VAN KAMPEN -- UIF U.S. MID CAP VALUE
 PORTFOLIO
 2008  Lowest contract charges                --                0.64%            (41.42)%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2007  Lowest contract charges                --                  --               0.26%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
OPPENHEIMER CAPITAL APPRECIATION FUND
 2008  Lowest contract charges                --                  --             (45.66)%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2007  Lowest contract charges                --                0.01%             13.86%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2006  Lowest contract charges                --                  --               7.68%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 2008  Lowest contract charges                --                1.25%            (40.33)%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2007  Lowest contract charges                --                1.22%              6.08%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2006  Lowest contract charges                --                0.74%             17.36%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2005  Lowest contract charges                --                  --               4.57%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
OPPENHEIMER MAIN STREET FUND/VA
 2008  Lowest contract charges                --                1.12%            (38.63)%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2007  Lowest contract charges                --                  --               4.15%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 2008  Lowest contract charges                --                  --             (35.18)%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 2008  Lowest contract charges               4,163     $7.191250             $29,940
    Highest contract charges                 4,741     14.968756              70,962
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges               4,975     21.692473             107,920
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges               5,184     20.819828             107,923
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges               5,523     19.530112             107,873
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges               6,511     18.910417             123,127
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2008  Lowest contract charges              28,550     19.786145             564,898
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges              30,026     29.602231             888,827
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges              32,354     28.694786             928,379
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges              34,695     25.385139             880,725
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges              40,108     23.680233             949,774
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
PUTNAM VT GLOBAL EQUITY FUND
 2008  Lowest contract charges             136,447     17.847130           2,435,191
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges             144,357     32.591358           4,704,804
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges             163,885     29.800420           4,883,837
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges             196,644     24.129019           4,744,838
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges             205,720     22.118357           4,550,196
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                           INVESTMENT
                                           EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**            RETURN***
--------------------------------------  ----------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 2008  Lowest contract charges                --                  --             (29.96)%
    Highest contract charges                  --                6.24%            (31.00)%
    Remaining contract charges                --                  --                 --
 2007  Lowest contract charges                --                5.00%              4.19%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2006  Lowest contract charges                --                5.87%              6.60%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2005  Lowest contract charges                --                7.49%              3.28%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2004  Lowest contract charges                --                9.66%              9.58%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2008  Lowest contract charges                --                4.09%            (33.16)%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2007  Lowest contract charges                --                0.72%              3.16%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2006  Lowest contract charges                --                2.91%             13.04%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2005  Lowest contract charges                --                1.39%              7.20%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2004  Lowest contract charges                --                2.58%              9.26%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
PUTNAM VT GLOBAL EQUITY FUND
 2008  Lowest contract charges                --                2.79%            (45.24)%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2007  Lowest contract charges                --                2.23%              9.37%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2006  Lowest contract charges                --                0.60%             23.50%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2005  Lowest contract charges                --                1.00%              9.09%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2004  Lowest contract charges                --                2.22%             13.94%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
 2008  Lowest contract charges                 796     $8.870392              $7,064
    Highest contract charges               227,825     21.545827           4,908,685
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges                 712     14.469512              10,298
    Highest contract charges               256,622     35.071434           9,000,099
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges                 689     15.399391              10,614
    Highest contract charges               307,025     37.228527          11,430,074
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges                 628     13.285600               8,346
    Highest contract charges               338,623     32.040356          10,849,604
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges                 523     12.625543               6,600
    Highest contract charges               377,902     30.370460          11,477,050
    Remaining contract charges                  --            --                  --
PUTNAM VT HEALTH SCIENCES FUND
 2008  Lowest contract charges               9,129     11.913774             108,756
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges               9,592     14.336048             137,509
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges              10,046     14.388482             144,549
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges              13,739     13.960596             191,807
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges              16,983     12.300632             208,901
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
PUTNAM VT HIGH YIELD FUND
 2008  Lowest contract charges             104,483     19.219456           2,008,111
    Highest contract charges                 1,776     10.468992              18,591
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges             109,314     25.975431           2,839,483
    Highest contract charges                 2,460     14.160292              34,835
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges             115,130     25.143715           2,894,802
    Highest contract charges                 2,428     13.775449              33,447
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges             125,959     22.734033           2,863,566
    Highest contract charges                 1,247     12.463889              15,539
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges             128,672     21.972422           2,827,227
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                           INVESTMENT
                                           EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**            RETURN***
--------------------------------------  ----------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
 2008  Lowest contract charges                --                2.09%            (38.70)%
    Highest contract charges                  --                2.57%            (38.57)%
    Remaining contract charges                --                  --                 --
 2007  Lowest contract charges                --                1.25%             (6.04)%
    Highest contract charges                  --                1.59%             (5.79)%
    Remaining contract charges                --                  --                 --
 2006  Lowest contract charges                --                1.45%             15.91%
    Highest contract charges                  --                1.79%             16.19%
    Remaining contract charges                --                  --                 --
 2005  Lowest contract charges                --                1.39%              5.23%
    Highest contract charges                  --                1.81%              5.50%
    Remaining contract charges                --                  --                 --
 2004  Lowest contract charges                --                1.57%             11.11%
    Highest contract charges                  --                1.80%             11.37%
    Remaining contract charges                --                  --                 --
PUTNAM VT HEALTH SCIENCES FUND
 2008  Lowest contract charges                --                  --             (16.90)%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2007  Lowest contract charges                --                1.08%             (0.36)%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2006  Lowest contract charges                --                0.53%              3.07%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2005  Lowest contract charges                --                0.30%             13.50%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2004  Lowest contract charges                --                0.39%              7.30%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
PUTNAM VT HIGH YIELD FUND
 2008  Lowest contract charges                --                9.68%            (26.01)%
    Highest contract charges                  --               10.93%            (26.07)%
    Remaining contract charges                --                  --                 --
 2007  Lowest contract charges                --                7.93%              3.31%
    Highest contract charges                  --                7.40%              2.79%
    Remaining contract charges                --                  --                 --
 2006  Lowest contract charges                --                7.93%             10.60%
    Highest contract charges                  --                4.52%             10.52%
    Remaining contract charges                --                  --                 --
 2005  Lowest contract charges                --                8.30%              3.47%
    Highest contract charges                  --                  --               3.10%
    Remaining contract charges                --                  --                 --
 2004  Lowest contract charges                --                8.74%             10.99%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND
 2008  Lowest contract charges             115,451    $17.133269          $1,978,060
    Highest contract charges                 4,462      8.902167              39,724
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges             122,359     22.479655           2,750,577
    Highest contract charges                 3,763     11.701925              44,034
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges             129,051     21.318359           2,751,161
    Highest contract charges                 1,260     11.120988              14,014
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges             134,133     20.337007           2,727,858
    Highest contract charges                   844     10.640021               8,980
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges             130,703     19.822044           2,590,802
    Highest contract charges                   437     10.394738               4,540
    Remaining contract charges                  --            --                  --
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 2008  Lowest contract charges               4,665     12.021934              56,082
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges               4,830     22.199807             107,235
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges               4,997     20.691059             103,384
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges               6,825     16.212019             110,647
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges               7,876     14.179491             111,680
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
PUTNAM VT INTERNATIONAL EQUITY FUND
 2008  Lowest contract charges                  --     11.236998                  --
    Highest contract charges                 4,142     11.977464              49,616
    Remaining contract charges             127,689            --           1,568,491
 2007  Lowest contract charges                  --     20.009072                  --
    Highest contract charges                 4,115     21.369414              87,925
    Remaining contract charges             125,265            --           2,739,915
 2006  Lowest contract charges               4,080     19.719498              80,450
    Highest contract charges               163,094     20.138797           3,284,508
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges             195,114     15.728136           3,068,787
    Highest contract charges                 4,005     15.439804              61,834
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges             215,440     13.986237           3,013,191
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                           INVESTMENT
                                           EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**            RETURN***
--------------------------------------  ----------------------------------------------------
PUTNAM VT INCOME FUND
 2008  Lowest contract charges                --                7.22%            (23.78)%
    Highest contract charges                  --                6.65%            (23.93)%
    Remaining contract charges                --                  --                 --
 2007  Lowest contract charges                --                5.39%              5.45%
    Highest contract charges                  --                2.88%              5.22%
    Remaining contract charges                --                  --                 --
 2006  Lowest contract charges                --                4.56%              4.83%
    Highest contract charges                  --                4.51%              4.52%
    Remaining contract charges                --                  --                 --
 2005  Lowest contract charges                --                3.29%              2.60%
    Highest contract charges                  --                3.45%              2.36%
    Remaining contract charges                --                  --                 --
 2004  Lowest contract charges                --                4.23%              4.72%
    Highest contract charges                  --                  --               4.43%
    Remaining contract charges                --                  --                 --
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 2008  Lowest contract charges                --                2.20%            (45.85)%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2007  Lowest contract charges                --                1.89%              7.29%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2006  Lowest contract charges                --                1.41%             27.63%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2005  Lowest contract charges                --                1.07%             14.33%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2004  Lowest contract charges                --                1.52%             21.31%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
PUTNAM VT INTERNATIONAL EQUITY FUND
 2008  Lowest contract charges                --                  --             (43.84)%
    Highest contract charges                  --                2.09%            (43.95)%
    Remaining contract charges                --                  --                 --
 2007  Lowest contract charges                --                  --               8.61%
    Highest contract charges                  --                2.71%              8.37%
    Remaining contract charges                --                  --                 --
 2006  Lowest contract charges                --                  --              28.04%
    Highest contract charges                  --                0.59%             27.72%
    Remaining contract charges                --                  --                 --
 2005  Lowest contract charges                --                1.69%             12.45%
    Highest contract charges                  --                0.38%             12.20%
    Remaining contract charges                --                  --                 --
 2004  Lowest contract charges                --                1.69%             16.49%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2008  Lowest contract charges               1,333    $11.206894             $14,934
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges               1,420     19.444746              27,617
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges               1,500     17.128684              25,690
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges               1,581     13.548679              21,415
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges               2,334     11.419666              26,658
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
PUTNAM VT INVESTORS FUND
 2008  Lowest contract charges               6,188      7.046749              43,606
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges               6,514     11.636062              75,796
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges               7,379     12.236223              90,292
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges               9,296     10.711383              99,569
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges               9,883      9.824339              97,095
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
PUTNAM VT MONEY MARKET FUND
 2008  Lowest contract charges                 267      1.796082                 479
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges                 311      1.746726                 542
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges                 349      1.662379                 580
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges                 388      1.588794                 616
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges               8,419      1.545717              13,013
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                           INVESTMENT
                                           EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**            RETURN***
--------------------------------------  ----------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2008  Lowest contract charges                --                1.89%            (42.37)%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2007  Lowest contract charges                --                1.06%             13.52%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2006  Lowest contract charges                --                1.51%             26.42%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2005  Lowest contract charges                --                1.05%             18.64%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2004  Lowest contract charges                --                1.30%             13.63%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
PUTNAM VT INVESTORS FUND
 2008  Lowest contract charges                --                0.53%            (39.44)%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2007  Lowest contract charges                --                0.59%             (4.91)%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2006  Lowest contract charges                --                0.69%             14.24%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2005  Lowest contract charges                --                1.22%              9.03%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2004  Lowest contract charges                --                0.73%             13.07%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
PUTNAM VT MONEY MARKET FUND
 2008  Lowest contract charges                --                2.77%              2.83%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2007  Lowest contract charges                --                5.01%              5.07%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2006  Lowest contract charges                --                4.53%              4.63%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2005  Lowest contract charges                --                2.25%              2.79%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --
 2004  Lowest contract charges                --                0.77%              0.91%
    Highest contract charges                  --                  --                 --
    Remaining contract charges                --                  --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                    UNIT            CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 2008  Lowest contract charges           2,683     $9.829288            $26,374
    Highest contract charges           176,594     15.925954          2,812,425
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges           2,637     16.046422             42,302
    Highest contract charges           187,477     25.945436          4,864,184
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges           2,583     15.175568             39,195
    Highest contract charges           222,149     24.472443          5,436,516
    Remaining contract charges              --            --                 --
 2005  Lowest contract charges           2,508     13.979089             35,055
    Highest contract charges           231,659     22.488065          5,209,560
    Remaining contract charges              --            --                 --
 2004  Lowest contract charges         261,952     20.383662          5,339,542
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
PUTNAM VT NEW VALUE FUND
 2008  Lowest contract charges          11,683     11.455993            133,839
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges          14,304     20.677264            295,761
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges          17,486     21.678201            379,065
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2005  Lowest contract charges          22,309     18.642121            415,881
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2004  Lowest contract charges          37,741     17.564560            662,895
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
PUTNAM VT OTC & EMERGING GROWTH
 FUND
 2008  Lowest contract charges           9,094      4.905646             44,610
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges          11,627      9.000886            104,649
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges          12,555      7.974374            100,119
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2005  Lowest contract charges          13,338      7.077526             94,403
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2004  Lowest contract charges          15,221      6.548058             99,667
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --

                                                   INVESTMENT
                                      EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                           RATIO*        RATIO**         RETURN***
----------------------------------  --------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 2008  Lowest contract charges           --              --           (38.75)%
    Highest contract charges             --            0.30%          (38.62)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --              --             5.74%
    Highest contract charges             --            0.16%            6.02%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --              --             8.56%
    Highest contract charges             --            0.18%            8.82%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges           --              --            10.00%
    Highest contract charges             --            0.37%           10.32%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges           --              --            10.57%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
PUTNAM VT NEW VALUE FUND
 2008  Lowest contract charges           --            2.19%          (44.60)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            1.49%           (4.62)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            1.24%           16.29%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2005  Lowest contract charges           --            1.04%            6.14%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2004  Lowest contract charges           --            1.13%           15.77%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
PUTNAM VT OTC & EMERGING GROWTH
 FUND
 2008  Lowest contract charges           --              --           (45.50)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --              --            12.87%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --              --            12.67%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2005  Lowest contract charges           --              --             8.09%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2004  Lowest contract charges           --              --             8.99%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                    UNIT            CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 2008  Lowest contract charges          14,047     $6.246201            $87,740
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges          41,513     10.300530            427,609
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges          29,037     11.801519            342,678
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2005  Lowest contract charges             927     10.061432              9,331
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
 2008  Lowest contract charges           4,082      9.580101             39,102
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges           4,354     16.092548             70,066
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges           5,797     15.910698             92,234
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2005  Lowest contract charges           6,813     14.177205             96,588
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2004  Lowest contract charges           9,271     13.603625            126,114
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
PUTNAM VT UTILITIES GROWTH AND
 INCOME FUND
 2008  Lowest contract charges          16,090     26.547468            427,153
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges          16,948     38.103792            645,771
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges          17,575     31.688447            556,916
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2005  Lowest contract charges          18,842     24.890887            468,999
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2004  Lowest contract charges          21,046     22.847531            480,855
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --

                                                   INVESTMENT
                                      EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                           RATIO*        RATIO**         RETURN***
----------------------------------  --------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 2008  Lowest contract charges           --            1.13%          (39.36)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            0.53%          (12.72)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            0.33%           17.30%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2005  Lowest contract charges           --              --             0.35%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
 2008  Lowest contract charges           --            4.94%          (40.47)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            3.14%            1.14%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            2.78%           12.23%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2005  Lowest contract charges           --            2.26%            4.22%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2004  Lowest contract charges           --            2.12%            8.48%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
PUTNAM VT UTILITIES GROWTH AND
 INCOME FUND
 2008  Lowest contract charges           --            2.45%          (30.33)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            1.88%           20.25%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            3.09%           27.31%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2005  Lowest contract charges           --            2.12%            8.94%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2004  Lowest contract charges           --            2.43%           21.87%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                    UNIT            CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------
PUTNAM VT VISTA FUND
 2008  Lowest contract charges           7,326     $7.744085            $56,736
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges           7,648     14.185345            108,487
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges           7,923     13.629598            107,986
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2005  Lowest contract charges          12,790     12.891632            164,878
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2004  Lowest contract charges          14,691     11.461246            168,379
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
PUTNAM VT VOYAGER FUND
 2008  Lowest contract charges         210,414     21.538000          4,531,907
    Highest contract charges               555      8.721088              4,836
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges         220,754     34.117626          7,531,599
    Highest contract charges               407     13.849855              5,632
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges         274,189     32.251178          8,842,923
    Highest contract charges               340     13.125279              4,458
    Remaining contract charges              --            --                 --
 2005  Lowest contract charges         317,317     30.510819          9,681,610
    Highest contract charges               200     12.448612              2,489
    Remaining contract charges              --            --                 --
 2004  Lowest contract charges         356,661     28.800926         10,272,162
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 2008  Lowest contract charges          16,639     10.572218            175,912
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges          14,844     16.311191            242,120
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges          10,878     18.033203            196,167
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2005  Lowest contract charges           7,211     15.651902            112,865
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2004  Lowest contract charges           1,936     14.208783             27,502
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --

                                                   INVESTMENT
                                      EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                           RATIO*        RATIO**         RETURN***
----------------------------------  --------------------------------------------
PUTNAM VT VISTA FUND
 2008  Lowest contract charges           --              --           (45.41)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --              --             4.08%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --              --             5.72%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2005  Lowest contract charges           --              --            12.48%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2004  Lowest contract charges           --              --            18.90%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
PUTNAM VT VOYAGER FUND
 2008  Lowest contract charges           --            0.29%          (36.87)%
    Highest contract charges             --              --           (37.03)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            0.03%            5.79%
    Highest contract charges             --              --             5.52%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            0.38%            5.70%
    Highest contract charges             --            0.09%            5.44%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges           --            0.92%            5.94%
    Highest contract charges             --              --             5.69%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges           --            0.47%            5.34%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 2008  Lowest contract charges           --            0.46%          (35.18)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --              --            (9.55)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            0.07%           15.21%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2005  Lowest contract charges           --              --            10.16%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2004  Lowest contract charges           --            1.06%           18.12%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                    UNIT            CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2008  Lowest contract charges          19,382    $11.322627           $219,450
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges          31,667     16.442989            520,701
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges          25,822     15.934960            411,480
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2005  Lowest contract charges          21,253     13.408382            284,962
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2004  Lowest contract charges          15,151     12.708724            192,555
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 2008  Lowest contract charges             233      7.374331              1,718
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 2008  Lowest contract charges         116,436      7.553239            879,466
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges         107,687     11.765234          1,266,964
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges         110,821     12.045674          1,334,909
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --

                                                   INVESTMENT
                                      EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                           RATIO*        RATIO**         RETURN***
----------------------------------  --------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2008  Lowest contract charges           --            2.17%          (31.14)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            1.24%            3.19%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            1.05%           18.84%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2005  Lowest contract charges           --            0.87%            5.51%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2004  Lowest contract charges           --            0.12%           11.82%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 2008  Lowest contract charges           --              --           (29.80)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 2008  Lowest contract charges           --            2.11%          (35.80)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            1.55%           (2.33)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            0.02%           16.04%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Issue Charges, and Riders (if applicable). These fees are assessed through a redemption of units for all contract's contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.65% to 0.80% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from $7.50 to $30.00 plus $0.03 per month per $1,000 in supplemental fees for administrative services provided by the Company.

    These charges are a redemption of units.

ISSUE CHARGE:

    The Company will charge an expense of $20 plus $0.05 per $1,000 of the initial face amount for issue charges.

RIDERS:

    The Company will also make certain deductions for various Rider charges:

       - Estate Protection Rider (per $1,000 of the net amount at risk ) $0.2496 - $185.76

       - Single Life Yearly Renewable Term Life Insurance Rider (per $1,000 of the net amount at risk) $1.01 - $179.44

       -   Deduction Amount Waiver Rider (of the monthly deduction amount) 6.90%
           - 34.50%

       - Waiver of Specified Amount Disability Benefit Rider (per $1 of specified amount) $0.040 - $0.107

       - Accidental Death Benefit Rider (per $1,000 of the net amount at risk) $1.00 - $2.196

       - Term Insurance Rider (per $1,000 of the net amount at risk) $0.0912 - $158.98

       -   Child Insurance Rider (per $1,000 of coverage) $6.00

       - Life Access Accelerated Benefit Rider (per $1,000 of the benefit net amount at risk) $0.0409 - $41.18

       -   Accelerated Death Benefit Rider $300.00

       - Guaranteed Minimum Accumulation Benefit Rider (Annual % of separate account value) 0.90%

       - Guaranteed Paid-Up death Benefit Rider (Annual % of separate account value) 0.75%

    These charges are a redemption of units.

                        Report of Independent RegisterF-2

                           ED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2008 and 2007, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 of the consolidated financial statements, the Company changed its method of accounting and reporting for the fair value measurement of financial instruments in 2008.

DELOITTE & TOUCHE LLP
Hartford, Connecticut

February 11, 2009 (April 29, 2009 as to the effects of the change in reporting entity structure and the retrospective adoption of FASB Statement No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS, described in Note 1 and Note 17)

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                      2008            2007           2006
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                  $4,155         $4,470         $3,881
 Earned premiums                          984            983            547
 Net investment income (loss)
 Securities available-for-sale and
  other                                2, 588          3,056          2,752
 Equity securities held for
  trading                                (246)             1             16
                                    ---------       --------       --------
TOTAL NET INVESTMENT INCOME (LOSS)      2,342          3,057          2,768
 Net realized capital losses           (5,763)          (934)          (298)
                                    ---------       --------       --------
                    TOTAL REVENUES      1,718          7,576          6,898
                                    ---------       --------       --------
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss
  adjustment expenses                   4,047          3,982          3,205
 Benefits, loss and loss
  adjustment expenses -- returns
  credited on International
  unit-linked bonds and pension
  products                               (246)             1             16
 Insurance expenses and other           1,940          1,832          1,359
 Amortization of deferred policy
  acquisition costs and present
  value of future profits               1,620            605          1,238
 Goodwill impairment                      184             --             --
 Dividends to policyholders                13             11             22
                                    ---------       --------       --------
        TOTAL BENEFITS, LOSSES AND
                          EXPENSES      7,558          6,431          5,840
                                    ---------       --------       --------
   INCOME (LOSS) BEFORE INCOME TAX
                           EXPENSE     (5,840)         1,145          1,058
 Income tax expense (benefit)          (2,181)           252            182
                                    ---------       --------       --------
                 NET INCOME (LOSS)   $ (3,659)         $ 893          $ 876
                                    ---------       --------       --------
           LESS: NET (INCOME) LOSS
               ATTRIBUTABLE TO THE
           NONCONTROLLING INTEREST        105             (7)            (3)
                                    ---------       --------       --------
 NET INCOME (LOSS) ATTRIBUTABLE TO
   HARTFORD LIFE INSURANCE COMPANY     (3,554)           886            873
                                    ---------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            Hartford Life Insurance CompanyF-4

                                AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                               AS OF DECEMBER 31,
                                             2008              2007
                                              (IN MILLIONS, EXCEPT
                                                 FOR SHARE DATA)
----------------------------------------------------------------------------
ASSETS
 Investments
 Fixed maturities, available-for-sale,
  at fair value (amortized cost of
  $48,444 and $46,243)                        $39,560           $45,646
 Equity securities, held for trading, at
  fair value (cost of $1,830 and $1,128)        1,634             1,248
 Equity securities, available for sale,
  at fair value (cost of $614 and $781)           434               740
 Policy loans, at outstanding balance           2,154             2,016
 Mortgage loans on real estate                  4,896             4,166
 Limited partnership and other
  alternative investments                       1,033             1,246
 Other investments                              1,237               486
 Short-term investments                         5,742               929
                                          -----------       -----------
                       TOTAL INVESTMENTS       56,690            56,477
                                          -----------       -----------
 Cash                                             661               423
 Premiums receivable and agents'
  balances                                         25                35
 Reinsurance recoverables                       3,195             1,732
 Deferred income taxes                          3,444                --
 Deferred policy acquisition costs and
  present value of future profits               9,944             8,601
 Goodwill                                         462               567
 Other assets                                   3,267             1,603
 Separate account assets                      130,171           199,924
                                          -----------       -----------
                            TOTAL ASSETS    $ 207,859         $ 269,362
                                          -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment
  expenses                                    $10,602            $9,442
 Other policyholder funds and benefits
  payable                                      52,647            42,396
 Other policyholder funds and benefits
  payable -- International unit-linked
  bonds and pension products                    1,613             1,217
 Consumer notes                                 1,210               809
 Deferred income taxes                             --               155
 Other liabilities                              8,373             6,544
 Separate account liabilities                 130,171           199,924
                                          -----------       -----------
                       TOTAL LIABILITIES      204,616           260,487
                                          -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES
 (NOTE 10)
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares
  authorized, issued and outstanding,
  par value $5,690                                  6                 6
 Capital surplus                                6,157             3,746
 Accumulated other comprehensive loss,
  net of tax                                   (4,531)             (447)
 Retained earnings                              1,446             5,315
                                          -----------       -----------
              TOTAL STOCKHOLDER'S EQUITY        3,078             8,620
                                          -----------       -----------
 Noncontrolling interest                          165               255
                                          -----------       -----------
                            TOTAL EQUITY        3,243             8,875
                                          -----------       -----------
     TOTAL LIABILITIES AND STOCKHOLDER'S
                                  EQUITY    $ 207,859          $269,362
                                          -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                                 ACCUMULATED OTHER
                                                                            COMPREHENSIVE INCOME (LOSS)
                                                                   NET                NET (LOSS)
                                                                UNREALIZED             GAIN ON
                                                              CAPITAL GAINS           CASH FLOW            FOREIGN
                                 COMMON                        (LOSSES) ON             HEDGING             CURRENCY
                                  STOCK         CAPITAL        SECURITIES,           INSTRUMENTS,        TRANSLATION
                                                SURPLUS         NET OF TAX            NET OF TAX             ADJS
                                                                      (IN MILLIONS)
--------------------------------------------------------------------------------------------------------------------------
2008
Balance, December 31, 2007          $6          $3,746              $(318)               $(137)                 $8
Comprehensive income
 Net loss
 Other comprehensive income,
  net of tax net change in
  unrealized capital gains
  (losses) on securities
  (1)(2)                                                           (4,488)
 Net gains on cash flow
  hedging instruments                                                                      577
Cumulative translation
 adjustments                                                                                                  (173)
Total other comprehensive
 loss
 Total comprehensive loss
Capital contribution from
 parent (3)                                      2,411
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
                                   ---           -----           --------               ------              ------
   BALANCE, DECEMBER 31, 2008      $ 6          $ 6,157          $ (4,806)               $ 440              $ (165)
                                   ---           -----           --------               ------              ------
2007
Balance, December 31, 2006          $6          $3,317               $503                $(210)                $(4)
Comprehensive income
Net income
 Other comprehensive income,
  net of tax net change in
  unrealized capital gains
  (losses) on securities
  (1)(2)                                                             (821)
 Net loss on cash flow
  hedging instruments                                                                       73
Cumulative translation
 adjustments                                                                                                    12
Total other comprehensive
 income
 Total comprehensive income
Capital contribution from
 parent                                            429
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
                                   ---           -----           --------               ------              ------
   BALANCE, DECEMBER 31, 2007      $ 6          $ 3,746            $ (318)              $ (137)                $ 8
                                   ---           -----           --------               ------              ------
2006
Balance, December 31, 2005           6           3,080                583                 (113)                (32)
Comprehensive income
Net income
 Other comprehensive income,
  net of tax net change in
  unrealized capital gains
  (losses) on securities
  (1)(2)                                                              (80)
 Net gains on cash flow
  hedging instruments                                                                      (97)
Cumulative translation
 adjustments                                                                                                    28
Total other comprehensive
 income
 Total comprehensive income
Capital contribution from
 parent                                            237
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
                                   ---           -----           --------               ------              ------
   BALANCE, DECEMBER 31, 2006      $ 6          $ 3,317             $ 503               $ (210)               $ (4)
                                   ---           -----           --------               ------              ------


                                                                                NON-
                                                          TOTAL             CONTROLLING
                                   RETAINED           STOCKHOLDER'S           INTEREST          TOTAL
                                   EARNINGS               EQUITY             (NOTE 17)          EQUITY
                                                            (IN MILLIONS)
-----------------------------  ----------------------------------------------------------------------------
2008
Balance, December 31, 2007           $5,315                $8,620                $255             $8875
Comprehensive income
 Net loss                            (3,554)               (3,554)                               (3,554)
 Other comprehensive income,
  net of tax net change in
  unrealized capital gains
  (losses) on securities
  (1)(2)                                                   (4,488)                               (4,488)
 Net gains on cash flow
  hedging instruments                                         577                                   577
Cumulative translation
 adjustments                                                 (173)                                 (173)
                                                         --------                              --------
Total other comprehensive
 loss                                                      (4,084)                               (4,084)
                                                         --------                              --------
 Total comprehensive loss                                  (7,638)                               (7,638)
Capital contribution from
 parent (3)                                                 2,411                                 2,411
Dividends declared                     (313)                 (313)                                 (313)
Cumulative effect of
 accounting changes, net of
 tax                                     (2)                   (2)                                   (2)
Change in noncontrolling
 interest ownership                                                                15                15
Noncontrolling income (loss)                                                     (105)             (105)
                                   --------              --------              ------          --------
   BALANCE, DECEMBER 31, 2008       $ 1,446               $ 3,078                 165             3,243
                                   --------              --------              ------          --------
2007
Balance, December 31, 2006           $4,894                $8,506                 142             8,648
Comprehensive income
Net income                              886                   886                                   886
 Other comprehensive income,
  net of tax net change in
  unrealized capital gains
  (losses) on securities
  (1)(2)                                                     (821)                                 (821)
 Net loss on cash flow
  hedging instruments                                          73                                    73
Cumulative translation
 adjustments                                                   12                                    12
                                                         --------                              --------
Total other comprehensive
 income                                                      (736)                                 (736)
                                                         --------                              --------
 Total comprehensive income                                   150                                   150
Capital contribution from
 parent                                                       429                                   429
Dividends declared                     (461)                 (461)                                 (461)
Cumulative effect of
 accounting changes, net of
 tax                                     (4)                   (4)                                   (4)
Change in noncontrolling
 interest ownership                                                               106               106
Noncontrolling income (loss)                                                        7                 7
                                   --------              --------              ------          --------
   BALANCE, DECEMBER 31, 2007       $ 5,315               $ 8,620                $255           $ 8,875
                                   --------              --------              ------          --------
2006
Balance, December 31, 2005            4,500                 8,024                  65             8,089
Comprehensive income
Net income                              873                   873                                   873
 Other comprehensive income,
  net of tax net change in
  unrealized capital gains
  (losses) on securities
  (1)(2)                                                      (80)                                  (80)
 Net gains on cash flow
  hedging instruments                                         (97)                                  (97)
Cumulative translation
 adjustments                                                   28                                    28
                                                         --------
Total other comprehensive
 income                                                      (149)                                 (149)
                                                         --------                              --------
 Total comprehensive income                                   724                                   724
Capital contribution from
 parent                                                       237                                   237
Dividends declared                     (479)                 (479)                                 (479)
Cumulative effect of
 accounting changes, net of
 tax
Change in noncontrolling
 interest ownership                                                                74                74
Noncontrolling income (loss)                                                        3                 3
                                   --------              --------              ------          --------
   BALANCE, DECEMBER 31, 2006       $ 4,894               $ 8,506               $ 142           $ 8,648
                                   --------              --------              ------          --------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $2,416, $443 and $43 for the years ended December 31, 2008, 2007 and 2006, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $(310), $(39) and $52 for the years ended December 31, 2008, 2007 and 2006, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(1,396), $(135), and $(75) for the years ended December 31, 2008, 2007 and 2006, respectively.

(3) The Company received a noncash asset capital contribution of $180 from its parent company during 2008

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                        FOR THE YEARS ENDED
                                                                            DECEMBER 31,
                                                                 2008            2007           2006
                                                                           (IN MILLIONS)
-----------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income(loss)                                                $(3,659)          $893           $876
 Adjustments to reconcile net income(loss) to net cash
  provided by operating activities
 Amortization of deferred policy acquisition costs and
  present value of future profits                                  1,620            605          1,238
 Additions to deferred policy acquisition costs and present
  value of future profits                                         (1,258)        (1,557)        (1,457)
 Change in:
 Reserve for future policy benefits, unpaid losses and loss
  adjustment expenses                                              1,161          1,228            838
 Reinsurance recoverables                                            (29)          (235)           (47)
 Receivables                                                          66            188              7
 Payables and accruals                                              (369)           585            222
 Accrued and deferred income taxes                                (2,166)          (112)           378
 Net realized capital losses                                       5,763            934            298
 Net receipts from investment contracts related to
  policyholder funds -- International unit-linked bonds and
  pension products                                                   396            867            329
 Net increase in equity securities held for trading                 (386)          (877)          (332)
 Depreciation and amortization                                        78            441            395
 Goodwill impairment                                                 184             --             --
 Other, net                                                         (190)          (345)            12
                                                              ----------       --------       --------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES      $1,211         $2,615         $2,757
                                                              ----------       --------       --------
INVESTING ACTIVITIES
 Proceeds from the sale/maturity/prepayment of:
 Fixed maturities and short-term investments, available for
  sale                                                           $12,104        $19,094        $21,646
 Equity securities, available-for-sale                               140            315            282
 Mortgage loans                                                      325            958            301
 Partnerships                                                        250            175             91
 Derivatives                                                       1,676             --             --
 Payments for the purchase of:
 Fixed maturities and short-term investments, available for
  sale                                                          (18, 216)       (22,027)       (24,152)
 Equity securities, available-for-sale                              (144)          (484)          (455)
 Mortgage loans                                                   (1,067)        (2,492)        (1,574)
 Partnerships                                                       (330)          (607)          (496)
 Derivatives                                                          --           (237)           (84)
 Purchase price of business acquired                                 (78)           (10)
 Change in policy loans, net                                        (139)            (6)           (39)
 Change in payables for collateral under securities lending,
  net                                                               (974)         1,306            788
 Change in all other, net                                           (144)          (357)          (633)
                                                              ----------       --------       --------
                      NET CASH USED FOR INVESTING ACTIVITIES     $(6,597)       $(4,372)       $(4,325)
                                                              ----------       --------       --------
FINANCING ACTIVITIES
 Deposits and other additions to investment and universal
  life-type contracts                                             22,449         33,282         26,983
 Withdrawals and other deductions from investment and
  universal life-type contracts                                  (28,105)       (31,299)       (26,688)
 Net transfers (to)/from separate accounts related to
  investment and universal life-type contracts                     7,074           (607)         1,389
 Issuance of structured financing                                  2,001             --             --
 Capital contributions                                             2,231            397             64
 Dividends paid                                                     (299)         $(459)         $(371)
 Proceeds from issuance of consumer notes                            445            551            258
 Repayment at maturity of consumer notes                             (44)            --             --
                                                              ----------       --------       --------
                   NET CASH PROVIDED BY FINANCING ACTIVITIES      $5,752         $1,865         $1,635
                                                              ----------       --------       --------
 Impact of foreign exchange                                         (128)             3             23
 Net (decrease) increase in cash                                     238            111             90
                                                              ----------       --------       --------
 Cash -- beginning of year                                           423            312            222
                                                              ----------       --------       --------
 Cash -- end of year                                                $661           $423           $312
                                                              ----------       --------       --------
Supplemental Disclosure of Cash Flow Information:
 Net Cash Paid (Received) During the Year for:
 Income taxes                                                      $(183)          $329          $(121)

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

The Company made noncash dividends of $54 related to the guaranteed minimum income and accumulation benefit reinsurance agreements with Hartford Life Insurance K.K and received a noncash asset capital contributions of $180 from its parent company during 2008. The Company made noncash dividends of $2 and received a noncash capital contributions of $20 from its parent company during 2007 related to the guaranteed minimum income benefit reinsurance agreement with Hartford Life Insurance K.K.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (collectively, "Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI") and Hartford International Life Reassurance Corporation ("HLRe"), Hartford Financial Services LLC ("HFSC"), Hartford Life International LTD ("HLINT") and Woodbury Financial Services Corporation ("WFS"). The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), which is a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct wholly-owned subsidiary of Hartford Holdings, Inc., a direct wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Effective March 31,2009, Hartford Life changed its reporting entity structure to contribute certain wholly owned subsidiaries, including Hartford Life's European Insurance Operations, several broker dealer entities and investment advisory and service entities to the Company. The contribution of subsidiaries was effected to more closely align servicing entities with the writing company issuing the business they service as well as to more efficiently deploy capital across the organization. The change in reporting entity was retrospectively applied to the financial statements of the Company for all periods presented. The contributed subsidiaries resulted in an increase in equity of $1.3 billion as of March 31, 2009.

Along with its parent, HLA, the Company is a financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services; (b) individual life insurance; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, (d) private placement life insurance and (e) assumes fixed market value adjusted annuities, guaranteed minimum withdrawal benefits ("GMWB"), guaranteed minimum income benefits ("GMIB"), guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum death benefits ("GMDB") from Hartford Life's Japan operations.

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The consolidated financial statements include the accounts of Hartford Life Insurance Company and affiliated entities in which the Company directly or indirectly has a controlling financial interest and those variable interest entities in which the Company is the primary beneficiary. The Company determines if it is the primary beneficiary using both qualitative and quantitative analyses. Entities in which Hartford Life Insurance Company does not have a controlling financial interest but in which the Company has significant influence over the operating and financing decisions are reported using the equity method. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; living benefits required to be fair valued; valuation of investments and derivative instruments, evaluation of other-than-temporary impairments on available-for-sale securities; and contingencies relating to corporate litigation and regulatory matters; and goodwill impairment.

ADOPTION OF NEW ACCOUNTING STANDARDS

Amendments to the Impairment Guidance of EITF Issue No. 99-20

In January 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position ("FSP") No. EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20," ("FSP EITF 99-20-1"). The FSP amends the impairment guidance of Emerging Issues Task Force ("EITF") Issue No. 99-20, "Recognition of Interest Income and Impairment of Purchased Beneficial Interest and Beneficial Interest that Continue to Be Held by a Transferor in Securitized

Financial Assets," by removing the exclusive reliance upon market participant assumptions about future cash flows when evaluating impairment of securities within its scope. FSP EITF 99-20-1 requires companies to follow the impairment guidance in Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("SFAS 115"), which permits the use of reasonable management judgment of the probability that the holder will be unable to collect all amounts due. The FSP is effective prospectively for interim and annual reporting periods ending after December 15, 2008. The Company adopted the FSP on December 31, 2008 and the adoption did not have a material effect on the Company's consolidated financial statements.

FSP FAS 140-4 and FIN 46(R)-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities

In December 2008, the FASB issued FSP FAS 140-4 and FIN 46(R)-8, "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities." The purpose of this FSP is to promptly improve disclosures by public entities and enterprises until pending amendments to SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"), and FASB Interpretation No. 46(R), "Consolidation of Variable Interest Entities" ("FIN 46(R)"), are finalized and approved by the FASB. The FSP amends SFAS 140 to require public entities to provide additional disclosures about transferors' continuing involvements with transferred financial assets. It also amends FIN 46(R) to require public enterprises, to provide additional disclosures about their involvement with variable interest entities. FSP FAS 140-4 and FIN 46(R)-8 is effective for financial statements issued for fiscal years and interim periods ending after December 15, 2008. For periods after the initial adoption date, comparative disclosures are required. The Company adopted the FSP on December 31, 2008. See
Note 4 for the new disclosures.

Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161

In September 2008, the FASB issued FSP No. FAS 133-1 and FIN 45-4 "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161" ("FSP FAS 133-1 and FIN 45-4"). This FSP amends SFAS 133 to require disclosures by entities that assume credit risk through the sale of credit derivatives including credit derivatives embedded in a hybrid instrument. The intent of these enhanced disclosures is to enable users of financial statements to assess the potential effect on its financial position, financial performance, and cash flows from these credit derivatives. This FSP also amends FASB Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others", to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 and FIN 45-4 are effective for financial statements issued for fiscal years and interim periods ending after November 15, 2008. For periods after the initial adoption date, comparative disclosures are required. The Company adopted FSP FAS 133-1 and FIN 45-4 on December 31, 2008. See Note 4 for the new disclosures.

Fair Value Measurements

On January 1, 2008, the Company adopted SFAS No. 157, "Fair Value Measurements" ("SFAS 157"), which was issued by the FASB in September 2006. The Company also adopted on January 1, 2008, the SFAS 157 related FASB Staff Position ("FSP") described below. For financial statement elements currently required to be measured at fair value, SFAS 157 redefines fair value, establishes a framework for measuring fair value under U.S. GAAP and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable liquid market price existed (an exit price). SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Company applied the provisions of SFAS 157 prospectively to financial assets and financial liabilities that are required to be measured at fair value under existing U.S. GAAP. The Company also recorded in opening retained earnings the cumulative effect of applying SFAS 157 to certain customized derivatives measured at fair value in accordance with EITF Issue No. 02-3, "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Involved in Energy Trading and Risk Management Activities" ("EITF 02-3"). See Note 3 for additional information regarding SFAS 157. Specifically, see the SFAS 157 Transition discussion within Note 3 for information regarding the effects of applying SFAS 157 on the Company's consolidated financial statements in 2008.

In February 2008, the FASB issued FSP No. FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2") which delays the effective date of SFAS 157 to fiscal years beginning after November 15, 2008 for certain nonfinancial assets and nonfinancial liabilities. Examples of applicable nonfinancial assets and nonfinancial liabilities to which FSP FAS 157-2 applies include, but are not limited to:

- Nonfinancial assets and nonfinancial liabilities initially measured at fair value in a business combination that are not subsequently remeasured at fair value;

- Reporting units measured at fair value in the goodwill impairment test as described in SFAS No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), and nonfinancial assets and nonfinancial liabilities measured at fair value in the SFAS 142 goodwill impairment test, if applicable; and

- Nonfinancial long-lived assets measured at fair value for impairment assessment under SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets."

As a result of the issuance of FSP FAS 157-2, the Company did not apply the provisions of SFAS 157 to the nonfinancial assets, nonfinancial liabilities and reporting units within the scope of FSP FAS 157-2.

Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115" ("SFAS 159"). The objective of SFAS 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported net income caused by measuring related assets and liabilities differently. This statement permits entities to choose, at specified election dates, to measure certain eligible items at fair value (i.e., the fair value option). SFAS 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. On January 1, 2008, the Company did not elect to apply the provisions of SFAS 159 to financial assets and liabilities.

Amendment of FASB Interpretation No. 39

In April 2007, the FASB issued FASB Staff Position No. FIN 39-1, "Amendment of FASB Interpretation No. 39" ("FSP FIN 39-1"). FSP FIN 39-1 amends FIN 39, "Offsetting of Amounts Related to Certain Contacts", by permitting a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in the statement of financial position in accordance with FIN 39. FSP FIN 39-1 also amends FIN 39 by modifying certain terms. FSP FIN 39-1 is effective for reporting periods beginning after November 15, 2007, with early application permitted. The Company early adopted FSP FIN 39-1 on December 31, 2007, by electing to offset cash collateral against amounts recognized for derivative instruments under the same master netting arrangements. The Company recorded the effect of adopting FSP FIN 39-1 as a change in accounting principle through retrospective application. See Note 4 for further discussions on the adoption of FSP FIN 39-1.

Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109

The Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109" ("FIN 48"), dated June 2006. FIN 48 requires companies to recognize the tax benefits of uncertain tax positions only when the position is "more likely than not" to be sustained assuming examination by tax authorities. The amount recognized represents the largest amount of tax benefit that is greater than 50% likely of being realized. A liability is recognized for any benefit claimed, or expected to be claimed, in a tax return in excess of the benefit recorded in the financial statements, along with any interest and penalty (if applicable) on the excess.

The Company adopted the provisions of FIN 48 on January 1, 2007. As a result of the adoption, the Company recognized a $11 decrease in the liability for unrecognized tax benefits and a corresponding increase in the January 1, 2007 balance of retained earnings. The Company had no unrecognized tax benefits as of January 1, 2007. The Company does not believe it would be subject to any penalties in any open tax years and, therefore, has not booked any such amounts. The Company classifies interest and penalties (if applicable) as income tax expense in the financial statements.

The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During 2008, the IRS completed its examination of the Company's U.S. income tax returns for 2002 through 2003. The Company received notification of the approval by the Joint Committee on Taxation of the results of the examination subsequent to December 31, 2008. The examination will not have a material effect on the Company's net income or financial position. The 2004 through 2006 examination began during 2008, and is expected to close by the end of 2010. In addition, the Company is working with the IRS on a possible settlement of an issue related to prior periods which, if settled, may result in the booking of tax benefits in 2009. Such benefits are not expected to be material to the Company's net income or financial position. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for

DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. The Company adopted SOP 05-1 on January 1, 2007 and recognized the cumulative effect of the adoption of SOP 05-1 as a reduction in retained earnings of $14, after-tax.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" ("SFAS 161"). SFAS 161 amends and expands disclosures about an entity's derivative and hedging activities with the intent of providing users of financial statements with an enhanced understanding of (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. SFAS 161 encourages, but does not require, comparative disclosures. The Company adopted SFAS 161 on January 1, 2009. The adoption of this FSP by the Company is expected to result in expanded disclosures related to derivative instruments and hedging activities.

Business Combinations

In December 2007, the FASB issued SFAS No. 141 (revised 2007), "Business Combinations" ("SFAS 141(R)"). This statement replaces SFAS No. 141, "Business Combinations" ("SFAS 141") and establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is decision-useful to users of financial statements in evaluating the nature and financial effects of the business combination. Some of the significant changes to the existing accounting guidance on business combinations made by SFAS 141(R) include the following:

- Most of the identifiable assets acquired, liabilities assumed and any noncontrolling interest in the acquiree shall be measured at their acquisition-date fair values in accordance with SFAS 157 fair value rather than SFAS 141's requirement based on estimated fair values;

- Acquisition-related costs incurred by the acquirer shall be expensed in the periods in which the costs are incurred rather than included in the cost of the acquired entity;

- Goodwill shall be measured as the excess of the consideration transferred, including the fair value of any contingent consideration, plus the fair value of any noncontrolling interest in the acquiree, over the fair values of the acquired identifiable net assets, rather than measured as the excess of the cost of the acquired entity over the estimated fair values of the acquired identifiable net assets;

- Contractual pre-acquisition contingencies are to be recognized at their acquisition date fair values and noncontractual pre-acquisition contingencies are to be recognized at their acquisition date fair values only if it is more likely than not that the contingency gives rise to an asset or liability, whereas SFAS 141 generally permits the deferred recognition of pre-acquisition contingencies until the recognition criteria of SFAS No. 5, "Accounting for Contingencies" are met; and

- Contingent consideration shall be recognized at the acquisition date rather than when the contingency is resolved and consideration is issued or becomes issuable.

SFAS 141(R) is effective for and shall be applied prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with earlier adoption prohibited. Assets and liabilities that arose from business combinations with acquisition dates prior to the SFAS 141(R) effective date shall not be adjusted upon adoption of SFAS 141(R) with certain exceptions for acquired deferred tax assets and acquired income tax positions. The adoption of SFAS 141(R) on January 1, 2009, did not have a material effect on the Company's consolidated financial statements.

Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51

In December 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements" ("SFAS 160"). This statement amends Accounting Research Bulletin No. 51, "Consolidated Financial Statements". Noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. SFAS 160 establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to: (a) present noncontrolling interests as a component of equity, separate from the parent's equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent's ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, and
(e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. SFAS 160 applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited.

The Company adopted SFAS 160 on January 1, 2009. Upon adoption, the Company reclassified $65 of noncontrolling interest, recorded in other liabilities, to equity, as of January 1, 2006. See the Company's Condensed Consolidated Statement of Changes in Equity. The adoption of SFAS 160 resulted in certain reclassifications of noncontrolling interests within the Company's Condensed Consolidated Statements of Operations. The adoption of SFAS 160 did not impact the Company's accounting for separate account assets and liabilities. The FASB has added the following topic to the Emerging Issues Task Force ("EITF") agenda, "CONSIDERATION OF AN INSURER'S ACCOUNTING FOR MAJORITY OWNED INVESTMENTS WHEN THE OWNERSHIP IS THROUGH A SEPARATE ACCOUNT". This topic will be discussed at a future EITF meeting. The FASB has expressed three separate views on the treatment of noncontrolling interest in majority owned separate accounts, upon implementation of SFAS 160, all of which are acceptable to the United States Securities and Exchange Commission. The Company follows one of these three acceptable views and currently excludes the noncontrolling interest from its majority owned separate accounts. The resolution of this EITF agenda item on the Company's accounting for separate account assets and liabilities is not known at this time.

ACCOUNTING POLICIES

INVESTMENTS

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Accumulated Other Comprehensive Income ("AOCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. The equity investments associated with the U.K. variable annuity products are recorded at fair value and are classified as "trading" with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial statements, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income at December 31, 2008 may not include the full impact of current year changes in valuation of the underlying assets and liabilities. Other investments primarily consist of derivatives instruments which are carried at fair value.

OTHER-THAN-TEMPORARY IMPAIRMENTS ON AVAILABLE-FOR-SALE SECURITIES

One of the significant estimates related to available-for-sale securities is the evaluation of investments for other-than-temporary impairments. If a decline in the fair value of an available-for-sale security is judged to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. For fixed maturities, the Company accretes the new cost basis to par or to the estimated future cash flows over the expected remaining life of the security by adjusting the security's yield.

The evaluation of securities for impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition and/or future prospects, the effects of changes in interest rates or credit spreads and the expected recovery period. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis. Based on this evaluation, during 2008, the Company concluded $1.9 billion of unrealized losses were other-than-temporarily impaired and as of December 31, 2008, the Company's unrealized losses on available-for-sale securities of $9.8 billion were temporarily impaired.

Securities not subject to EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continued to Be Held by a Transferor in Securitized Financial Assets" ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and extent to which the fair value has been less than cost or amortized cost and the expected recovery period of the security, (b) the financial condition, credit rating and future prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

Through September 30, 2008, for securitized financial assets with contractual cash flows, including those subject to EITF Issue No. 99-20, the Company periodically updated its best estimate of cash flows over the life of the security. The Company's best estimate of cash flows used severe economic recession assumptions due to market uncertainty, similar to those the Company believed market participants would use. If the fair value of a securitized financial asset was less than its cost or amortized cost and there has been an adverse change in timing or amount of anticipated future cash flows since the last revised estimate, an other-than-temporary impairment charge was recognized. The Company also considered its intent and ability to retain a temporarily depressed security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. Beginning in the fourth quarter of 2008, the Company implemented FSP No. EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20". Upon implementation, the Company continued to utilize the impairment process described above; however, rather than exclusively relying upon market participant assumptions management judgment was also used in assessing the probability that an adverse change in future cash flows has occurred.

Each quarter, during this analysis, the Company asserts its intent and ability to retain until recovery those securities judged to be temporarily impaired. Once identified, these securities are systematically restricted from trading unless approved by the committee. The committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen at the time the committee rendered its judgment on the Company's intent and ability to retain such securities until recovery. Examples of the criteria include, but are not limited to, the deterioration in the issuer's creditworthiness, a change in regulatory requirements or a major business combination or major disposition.

MORTGAGE LOAN IMPAIRMENTS

Mortgage loans on real estate are considered to be impaired when management estimates that based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses when investment losses in value are deemed other-than-temporary. Recoveries of principal received by the Company in excess of expected realizable value from securities previously recorded as other-than-temporarily impaired are included in net realized capital gains. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships, the equity method of accounting is used to recognize the Company's share of earnings. For fixed maturities that have had an other-than-temporary impairment loss, the Company amortizes the new cost basis to par or to the estimated future value over the expected remaining life of the security by adjusting the security's yield.

Net investment income on equity securities held for trading includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting as provided in SOP 03-1. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

DERIVATIVE INSTRUMENTS

Overview

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. For a further discussion of derivative instruments, see the Derivative Instruments section of Note 4.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivative instruments are recognized on the consolidated balance sheets at fair value. As of December 31, 2008 and 2007, approximately 95% and 89% of derivatives, respectively, based upon notional values, were priced by valuation models, which utilize independent market data, while the remaining 5% and 11%, respectively, were priced by broker quotations. The derivatives are valued using mid-market level inputs that are predominantly observable in the market place. Inputs used to value derivatives include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads, interest and equity volatility and equity index levels. The Company performs a monthly analysis on the derivative valuation which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing changes in the market environment and monitoring trading volume. This discussion on derivative pricing excludes the GMWB rider and associated reinsurance contracts as well as the embedded derivatives associated with the GMAB product, which are discussed in Note 3.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency fair-value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation ("net investment" hedge) or (5) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair-Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash-Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Foreign-Currency Hedges

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair-value, cash-flow, foreign-currency or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

Embedded Derivatives

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company's credit exposures are generally quantified daily, netted by counterparty and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds which do not exceed $10, except for reinsurance derivatives. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts, certain currency forward contracts, and certain embedded derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

Product Derivatives

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The Company has also assumed, through reinsurance, from HLIKK GMIB, GMWB and GMAB. The fair value of the GMIB, GMWB and GMAB is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates, as represented by the current LIBOR spot curve, to determine the present value of expected future cash flows produced in the stochastic projection process.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded GMWB derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract recorded in fee income.

The Company has reinsurance arrangements in place to transfer a portion of its risk of loss due to GMWB. These arrangements are recognized as derivatives and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreements are recorded in net realized capital gains and losses. See Note 3 for a complete discussion of GMWB reinsurance valuation.

SEPARATE ACCOUNTS

The Company maintains separate account assets, which are reported at fair value. Separate account liabilities are reported at amounts consistent with separate account assets. Separate accounts include contracts, wherein the policyholder assumes the investment risk. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

The deferred policy acquisition costs asset and present value of future profits ("PVFP") intangible asset (hereafter, referred to collectively as "DAC") related to investment contracts and universal life-type contracts (including variable annuities) are amortized in the same way, over the estimated life of the contracts acquired using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities on the Company's balance sheet, such as sales inducement assets and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for guaranteed minimum death, income and universal life secondary guarantee benefits accounted for and collectively referred to as "SOP 03-1 reserves". At December 31, 2008 and 2007, the carrying value of the Company's DAC asset was $9.9 billion and $8.6 billion, respectively. At December 31, 2008, the sales inducement, unearned revenue reserves, and SOP 03-1 balances were $533 , $1.5 billion and $925 , respectively. At December 31, 2007, the sales inducement, unearned revenue reserves and SOP 03-1 reserves were $459 , $1.0 billion and $552 , respectively.

For most contracts, the Company estimates gross profits over a 20 year horizon as estimated profits emerging subsequent to that time-frame are immaterial. The Company uses other amortization bases for amortizing DAC, such as gross costs (net of reinsurance), as a replacement for EGPs when EGPs are expected to be negative for multiple years of the contract's life. Actual gross profits, in a given reporting period, that vary from management's initial estimates result in increases or decreases in the rate of amortization, commonly referred to as a "true-up", which are recorded in the current period. The true-up recorded for the years ended December 31, 2008, 2007 and 2006 was an increase (decrease) to amortization of $138, $(9) and $45, respectively.

Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, and are, to a large extent, a function of future account value projections for variable annuity products and to a lesser extent for variable universal life products. The projection of future account values requires the use of certain assumptions. The assumptions considered to be important in the projection of future account value, and hence the EGPs, include separate account fund performance, which is impacted by separate account fund mix, less fees assessed against the contract holder's account balance, surrender and lapse rates, interest margin, mortality, and hedging costs. The assumptions are developed as part of an annual process and are dependent upon the Company's current best estimates of future events. The Company's current 20 year separate account return assumption is approximately 7.2%

(after fund fees, but before mortality and expense charges). The Company estimates gross profits using the mean of EGPs derived from a set of stochastic scenarios that have been calibrated to our estimated separate account return.

Estimating future gross profits is a complex process requiring considerable judgment and the forecasting of events well into the future. Given the current volatility in the capital markets and the evaluation of other factors, the Company will continually evaluate its separate account return estimation process and may change that process from time to time.

The Company plans to complete a comprehensive assumptions study and refine its estimate of future gross profits during the third quarter of each year. Upon completion of an assumption study, the Company revises its assumptions to reflect its current best estimate, thereby changing its estimate of projected account values and the related EGPs in the DAC, sales inducement and unearned revenue reserve amortization models as well as SOP 03-1 reserving models. The DAC asset, as well as the sales inducement asset, unearned revenue reserves and SOP 03-1 reserves are adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as an "Unlock". An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

In addition to when a comprehensive assumption study is completed, revisions to best estimate assumptions used to estimate future gross profits are necessary when the EGPs in the Company's models fall outside of an independently determined reasonable range of EGPs. The Company performs a quantitative process each quarter to determine the reasonable range of EGPs. This process involves the use of internally developed models, which run a large number of stochastically determined scenarios of separate account fund performance. Incorporated in each scenario are assumptions with respect to lapse rates, mortality and expenses, based on the Company's most recent assumption study. These scenarios are run for the Company's individual variable annuity businesses, the Company's Retirement Plans businesses, and for the Company's individual variable universal life business and are used to calculate statistically significant ranges of reasonable EGPs. The statistical ranges produced from the stochastic scenarios are compared to the present value of EGPs used in the Company's models. If EGPs used in the Company's models fall outside of the statistical ranges of reasonable EGPs, an "Unlock" would be necessary. If EGPs used in the Company's models fall inside of the statistical ranges of reasonable EGPs, the Company will not solely rely on the results of the quantitative analysis to determine the necessity of an Unlock. In addition, the Company considers, on a quarterly basis, other qualitative factors such as product, regulatory and policyholder behavior trends and may also revise EGPs if those trends are expected to be significant and were not or could not be included in the statistically significant ranges of reasonable EGPs. As of December 31, 2008, the EGPs used in the Company's models fell within the statistical ranges of reasonable EGPs. As a result of this statistical test and review of qualitative factors, the Company did not "Unlock" the EGPs used in the Company's models during the fourth quarter of 2008.

Unlock and Results

As described above, as of September 30 2008, the Company completed a comprehensive study of assumptions underlying EGPs, resulting in an Unlock. The study covered all assumptions, including mortality, lapses, expenses, interest rate spreads, hedging costs, and separate account values, in substantially all product lines. The new best estimate assumptions were applied to the current policy related in-force or account returns to project future gross profits. The after-tax impact on the Company's assets and liabilities as a result of the Unlock during the third quarter of 2008 was as follows:

                                                      UNEARNED           DEATH AND
                                     DAC AND           REVENUE        INCOME BENEFIT
                                      PVFP            RESERVES         RESERVES (1)
---------------------------------------------------------------------------------------
SEGMENT AFTER-TAX (CHARGE)
 BENEFIT
Retail                                 $(648)             $18               $(75)
Individual Life                          (29)             (12)                (3)
Retirement Plans                         (49)              --                 --
                                     -------            -----              -----
                         TOTAL         $(726)              $6               $(78)
                                     -------            -----              -----

                                      SALES
                                   INDUCEMENT
                                     ASSETS            TOTAL (2)
------------------------------  ------------------------------------
SEGMENT AFTER-TAX (CHARGE)
 BENEFIT
Retail                                 $(27)              $(732)
Individual Life                          --                 (44)
Retirement Plans                         --                 (49)
                                      -----             -------
                         TOTAL         $(27)              $(825)
                                      -----             -------

(1) As a result of the Unlock, death benefit reserves, in Retail, increased $389, pre-tax, offset by an increase of $273, pre-tax, in reinsurance recoverables.

(2) The following were the most significant contributors to the Unlock amounts recorded during the third quarter of 2008:

       - Actual separate account returns from the period ending July 31, 2007 to September 30, 2008 were significantly below our aggregated estimated return

       - The Company reduced its 20 year projected separate account return assumption from 7.8% to 7.2% in the U.S.

       - In Retirement Plans, the Company reduced its estimate of future fees as plans meet contractual size limits("breakpoints") causing a lower fee schedule to apply and the Company increased its assumption for future deposits by existing plan participants.

The after-tax impact on the Company's assets and liabilities as a result of the Unlock during the third quarter of 2007 was as follows:

                                                     UNEARNED           DEATH AND
                                    DAC AND           REVENUE         INCOME BENEFIT
                                      PVFP           RESERVES          RESERVES (1)
---------------------------------------------------------------------------------------
SEGMENT AFTER-TAX (CHARGE)
 BENEFIT
Retail                                 $180              $(5)               $(4)
Individual Life                          24               (8)                --
Retirement Plans                         (9)              --                 --
Institutional                             1               --                 --
                                     ------            -----               ----
                         TOTAL         $196             $(13)               $(4)
                                     ------            -----               ----

                                     SALES
                                   INDUCEMENT
                                     ASSETS          TOTAL (2)
------------------------------  ----------------------------------
SEGMENT AFTER-TAX (CHARGE)
 BENEFIT
Retail                                  $9               $180
Individual Life                         --                 16
Retirement Plans                        --                 (9)
Institutional                           --                  1
                                      ----             ------
                         TOTAL          $9               $188
                                      ----             ------

(1) As a result of the Unlock, death benefit reserves, in Retail, decreased $4, pre-tax, offset by a decrease of $10, pre-tax, in reinsurance recoverables.

(2) The following were the most significant contributors to the Unlock amounts recorded during the third quarter of 2007:

       - Actual separate account returns were above our aggregated estimated return.

       - During the third quarter of 2007, the Company estimated gross profits using the mean of EGPs derived from a set of stochastic scenarios that have been calibrated to our estimated separate account return as compared to prior year where we used a single deterministic estimation. The impact of this change in estimation was a benefit of $20, after-tax, for U.S. variable annuities.

       - As part of its continual enhancement to its assumption setting processes and in connection with its assumption study, the Company included dynamic lapse behavior assumptions. Dynamic lapses reflect that lapse behavior will be different depending upon market movements. The impact of this assumption change along with other base lapse rate changes was an approximate benefit of $40, after-tax, for U.S. variable annuities.

An "Unlock" only revises EGPs to reflect current best estimate assumptions. With or without an Unlock, and even after an Unlock occurs, the Company must also test the aggregate recoverability of the DAC and sales inducement assets by comparing the existing DAC balance to the present value of future EGPs. In addition, the Company routinely stress tests its DAC and sales inducement assets for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced a significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market. As of December 31, 2008, the Company believed U.S. individual variable annuity EGPs could fall, through a combination of negative market returns, lapses and mortality, by at least 6 % before portions of its DAC and sales inducement assets would be unrecoverable.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. See Life Deferred Policy Acquisition Costs and Present value of Future Benefits in this Note.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain policies, which are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in-force accounted for 7%, 7% and 3% as of December 31, 2008, 2007 and 2006, respectively, of total life insurance in-force. Dividends to policyholders were $13, $11 and $22 for the years ended December 31, 2008, 2007 and 2006, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

MUTUAL FUNDS

The Company maintains a retail mutual fund operation, whereby the Company, through wholly-owned subsidiaries, provides investment management and administrative services to The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc ("The mutual funds"), families of 62 mutual funds and 1 closed end fund. The Company charges fees to the shareholders of the mutual funds, which are recorded as revenue by the Company. Investors can purchase "shares" in the mutual funds, all of which are registered with the Securities and Exchange Commission ("SEC"), in accordance with the Investment Company Act of 1940.

The mutual funds are owned by the shareholders of those funds and not by the Company. As such, the mutual fund assets and liabilities and related investment returns are not reflected in the Company's consolidated financial statements since they are not assets, liabilities and operations of the Company.

REINSURANCE

Through both facultative and treaty reinsurance agreements, the Company cedes a share of the risks it has underwritten to other insurance companies. Assumed reinsurance refers to the Company's acceptance of certain insurance risks that other insurance companies have underwritten.

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of SFAS 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Earned premiums and incurred losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance contracts. Reinsurance recoverables include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

GOODWILL

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event, as defined in SFAS 142, "Goodwill and Other Intangible Assets" (SFAS 142), has occurred. The goodwill impairment test follows a two step process as defined in SFAS 142. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. This allocation is similar to a purchase price allocation performed in purchase accounting. If the carrying amount of the reporting unit goodwill exceeds the implied goodwill value, an impairment loss shall be recognized in an amount equal to that excess.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. See Note 11 for a further discussion of the account for income taxes.

CONTINGENCIES

Management follows the requirements of SFAS No. 5 "Accounting for Contingencies." This statement requires management to evaluate each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at the "best estimate", or, if no one number within the range of possible losses is more probable then any other, the Company records an estimated reserve of the low end of the range of losses.

2. SEGMENT INFORMATION

The Company has three groups comprised of four reporting segments: The Retail Products Group ("Retail") and Individual Life segments makes up the Individual Markets Group. The Retirement Plans segment represents the Employer Market Group and the Institutional Solutions Group ("Institutional") make up its own group. In 2007, the Company changed its reporting for realized gains and losses, as well as credit risk charges previously allocated between Other and each of the reporting segments. All segment data for prior reporting periods have been adjusted to reflect the current segment reporting.

Retail offers individual variable and fixed market value adjusted ("MVA") annuities and retail mutual funds, 529 college savings plans, Canadian and offshore investment products.

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b) of the IRS code. Retirement Plans also offers mutual funds to institutional investors.

Institutional provides customized investment, insurance, and income solutions to select markets. Products include stable value contracts, institutional annuities (primarily terminal funding cases), variable Private Placement Life Insurance ("PPLI") owned by corporations and high net worth individuals, and mutual funds owned by institutional investors. Furthermore, Institutional offers individual products including structured settlements, single premium immediate annuities, and longevity assurance.

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life.

The Company includes in an Other category its leveraged PPLI product line of business; corporate items not directly allocated to any of its reporting segments; intersegment eliminations, GMIB, GMDB, GMWB, and GMAB reinsurance assumed from Hartford Life Insurance KK ("HLIKK"), a related party and subsidiary of Hartford Life, certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, HLA, as well as operations in the U.K. and a 50% owned joint venture in Brazil. The Company's European operation, Hartford Life Limited, began selling unit-linked investment bonds and pension products in the United Kingdom in April 2005. Unit-linked bonds and pension products are similar to variable annuities marketed in the United States and Japan, and are distributed through independent financial advisors. Hartford Life Limited established its operations in Dublin, Ireland with a branch office in London to help market and service its business in the United Kingdom. . The Brazil joint venture operates under the name Icatu-Hartford and distributes pension, life insurance and other insurance and savings products through broker-dealer organizations and various partnerships.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The following tables represent summarized financial information concerning the Company's segments.

                                                                       FOR THE YEARS ENDED
                                                                           DECEMBER 31,
                                                                2008           2007           2006
---------------------------------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE
REVENUES
LIFE
 Earned premiums, fees, and other considerations
RETAIL
 Individual annuity:
 Individual variable annuity                                    $1,943         $2,225         $1,957
 Fixed / MVA Annuity                                                (5)             1              3
 Other                                                               3             --             --
 Retail mutual funds                                               736            751            580
                                                              --------       --------       --------
                                                TOTAL RETAIL     2,677          2,977          2,540
INDIVIDUAL LIFE
 Total Individual Life                                             792            771            790
 Total Individual Markets Group                                  3,469          3,748          3,330
RETIREMENT PLANS
 401(k)                                                            290            187            160
 403(b)/457                                                         48             55             52
                                                              --------       --------       --------
                                      TOTAL RETIREMENT PLANS       338            242            212
INSTITUTIONAL
 IIP                                                               929          1,018            630
 PPLI                                                              118            224            103
                                                              --------       --------       --------
                                         TOTAL INSTITUTIONAL     1,047          1,242            733
OTHER                                                              285            221            153
                                                              --------       --------       --------
         TOTAL LIFE PREMIUMS, FEES, AND OTHER CONSIDERATIONS     5,139          5,453          4,428
                                                              --------       --------       --------
 Net investment income                                           2,342          3,057          2,768
 Net realized capital losses                                    (5,763)          (934)          (298)
                                                              --------       --------       --------
                                                  TOTAL LIFE     1,718          7,576          6,898
                                                              --------       --------       --------

                                                                        FOR THE YEARS ENDED
                                                                           DECEMBER 31,
                                                                2008            2007           2006
----------------------------------------------------------------------------------------------------------
NET INCOME (LOSS)
 Retail                                                          (1,248)          $809           $526
 Individual Life                                                    (47)           175            143
 Retirement Plans                                                  (157)            61            101
 Institutional                                                     (504)            12             72
 Other                                                           (1,598)          (171)            31
                                                              ---------       --------       --------
                                            TOTAL NET INCOME   $ (3,554)         $ 886          $ 873
                                                              ---------       --------       --------
NET INVESTMENT INCOME
 Retail                                                             755           $810           $834
 Individual Life                                                    308            331            293
 Retirement Plans                                                   342            355            326
 Institutional                                                      988          1,227            987
 Other                                                              (51)           334            328
                                                              ---------       --------       --------
                                 TOTAL NET INVESTMENT INCOME    $ 2,342        $ 3,057        $ 2,768
                                                              ---------       --------       --------
AMORTIZATION OF DEFERRED POLICY ACQUISITION AND PRESENT
 VALUE OF FUTURE PROFITS
 Retail                                                           1,347           $404           $977
 Individual Life                                                    166            117            235
 Retirement Plans                                                    91             58             (4)
 Institutional                                                       19             23             32
 Other                                                               (3)             3             (1)
                                                              ---------       --------       --------
                                   TOTAL AMORTIZATION OF DAC    $ 1,620          $ 605        $ 1,239
                                                              ---------       --------       --------
INCOME TAX EXPENSE (BENEFIT)
 Retail                                                            (894)          $213            $24
 Individual Life                                                    (36)            85             64
 Retirement Plans                                                  (132)            18             39
 Institutional                                                     (283)            (2)            28
 Other                                                             (836)           (59)            25
                                                              ---------       --------       --------
                                    TOTAL INCOME TAX EXPENSE   $ (2,181)         $ 255          $ 180
                                                              ---------       --------       --------

                                                                      DECEMBER 31,
                                                                 2008              2007
-------------------------------------------------------------------------------------------
ASSETS
 Retail                                                           $97,453          $136,604
 Individual Life                                                   13,347            15,277
 Retirement Plans                                                  22,668            28,162
 Institutional                                                     59,638            77,988
 Other                                                             14,753            11,331
                                                              -----------       -----------
                                                TOTAL ASSETS    $ 207,859         $ 269,362
                                                              -----------       -----------
DAC
 Retail                                                            $5,802            $5,317
 Individual Life                                                    3,000             2,411
 Retirement Plans                                                     877               658
 Institutional                                                        156               143
 Other                                                                109                72
                                                              -----------       -----------
                                                   TOTAL DAC       $9,944           $ 8,601
                                                              -----------       -----------
RESERVE FOR FUTURE POLICY BENEFITS
 Retail                                                            $1,337              $945
 Individual Life                                                      726               685
 Retirement Plans                                                     313               333
 Institutional                                                      7,467             6,657
 Other                                                                759               822
                                                              -----------       -----------
                    TOTAL RESERVE FOR FUTURE POLICY BENEFITS      $10,602           $ 9,442
                                                              -----------       -----------
OTHER POLICYHOLDER FUNDS
 Retail                                                           $22,122           $15,391
 Individual Life                                                    5,553             5,210
 Retirement Plans                                                   6,437             5,591
 Institutional                                                     11,249            12,455
 Other                                                              8,899             4,966
                                                              -----------       -----------
                              TOTAL OTHER POLICYHOLDER FUNDS     $ 54,260          $ 43,613
                                                              -----------       -----------

3. FAIR VALUE MEASUREMENTS

The following financial instruments are carried at fair value in the Company's consolidated financial statements: fixed maturities, equity securities, short term investments, freestanding and embedded derivatives, and separate account assets. These fair value disclosures include information regarding the valuation of the Company's guaranteed benefits products and the impact of the adoption of SFAS 157, followed by the fair value measurement and disclosure requirements of SFAS 157.

ACCOUNTING FOR GUARANTEED BENEFITS OFFERED WITH VARIABLE ANNUITIES

Many of the variable annuity contracts issued or reinsured by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Those benefits are accounted for under SFAS 133 or AICPA Statement of Position No. 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). Guaranteed minimum benefits and reinsurance of guaranteed minimum benefits often meet the definition of an embedded derivative under SFAS 133 as they have notional amounts (the guaranteed balance) and underlyings (the investment fund options), they require no initial net investment and they have terms that require or permit net settlement. However, certain guaranteed minimum benefits settle only upon a single insurable event, such as death (guaranteed minimum death benefits or "GMDB") or living (life contingent portion of guaranteed minimum withdrawal benefits or "GMWB"), and as such are outside of the scope of SFAS 133 under the "insurance contract exception". Guaranteed minimum benefits that are outside of the scope of SFAS 133 or do not meet the net settlement requirements of SFAS 133 are accounted for as insurance benefits under SOP 03-1.

Guaranteed Benefits Accounted for at Fair Value Prior to SFAS 157

The non-life contingent portion of GMWBs issued by the Company meet the definition of an embedded derivative under SFAS 133, and as such are recorded at fair value with changes in fair value recorded in net realized capital gains (losses) in net income. In bifurcating the embedded derivative, the Company attributes to the derivative a portion of total fees, in basis points, to be collected from the contract holder (the "Attributed Fees"). Attributed Fees are set equal to the present value of future claims, in basis points, (excluding margins for risk) expected to be paid for the guaranteed living benefit embedded derivative at the inception of the contract. The excess of total fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract and are recorded in fee income. In subsequent valuations, both the present value of future claims expected to be paid and the present value of Attributed Fees expected to be collected are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

GMWBs provide the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to a contractually specified minimum level, through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. If the GRB exceeds the account value for any policy, the contract is "in-the-money" by the difference between the GRB and the account value.

A GMWB contract is 'in the money' if the contract holder's guaranteed remaining benefit becomes greater than the account value. As of December 31, 2008 and December 31, 2007, 88% and 19%, respectively, of all unreinsured U.S. GMWB 'in-force' contracts were 'in the money'. For contracts that were 'in the money' the Company's exposure to the guaranteed remaining benefit, after reinsurance, as of December 31, 2008 and December 31, 2007, was $ 7.4 billion and $139, respectively. However, the only ways the GMWB contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to a contractually specified minimum level, through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to the contractually specified minimum level, the contract holder will receive an annuity equal to the remaining GRB and for the Company's "life-time" GMWB products payments can continue beyond the GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis and the ultimate lifetime GMWB payments can exceed the GRB, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $ 7.4 billion. Significant declines in equity markets since December 31, 2008 have significantly increased our exposure to these guarantees.

Certain GMWBs, GMIBs and guaranteed minimum accumulation benefits ("GMAB") reinsured by the Company meet the definition a freestanding derivative, even though in-form they are reinsurance. Accordingly, the following GMWB, GMIB and GMAB reinsurance agreements are recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income:

- REINSURED GMIB: Effective July 31, 2006, a subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with Hartford Life, Insurance KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life, Inc. ("Hartford Life"). Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force, as of July 31, 2006, and prospective GMIB riders issued by HLIKK on its variable annuity business except for policies and GMIB riders issued prior to April 1, 2005. The agreement also includes GMDB on covered contracts that have an associated GMIB rider. The GMDB portion of the rider is accounted for under SOP 03-1.

- REINSURED GMAB: Effective September 30, 2007, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMAB riders issued by HLIKK on certain of its variable annuity business. The GMAB provides the policyholder with the GRB if the account value is less than premiums after an accumulation period, generally 10 years, and if the account value has not dropped below 80% of the initial deposit, at which point a GMIB must either be exercised or the policyholder can elect to surrender 80% of the initial deposit without a surrender charge. The GRB is generally equal to premiums less surrenders. During the fourth quarter of 2008, nearly all contractholder account values had dropped below 80% of the initial deposit, at which point the GMIB was exercised.

- REINSURED GMWB: Effective February 29, 2008, HLAI entered into a reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMWB riders issued by HLIKK on certain variable annuity business.

The contracts underlying the GMWB, GMIB and GMAB reinsurance contracts are 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure related to GMWB, GMIB and GMAB, as of December 31, 2008 and December 31, 2007, was $4.2 billion and $130, respectively. However, for GMIB's, the only way the contract holder can monetize the excess of the GRB over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMIB's or over the annuity period only for other GMIB's. For GMAB's the only way that the contract holder can monetize the excess of the GRB over the account value of the contract is through a lump sum payment after a ten year waiting period. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $4.2 billion. Significant declines in equity markets since December 31, 2008 have significantly increased our exposure to these guarantees.

Due to the significance of the non-observable inputs associated with pricing the reinsurance of the GMWB, GMIB and GMAB products that are free standing derivatives, the initial difference between the transaction price and the modeled value was recorded in additional paid-in capital because the reinsurance arrangements are between entities that are under common control of The Hartford Financial Services Group, Inc. ("The Hartford").

Derivatives That Hedge Capital Markets Risk for Guaranteed Minimum Benefits Accounted for as Derivatives

Changes in capital markets or policyholder behavior may increase or decrease the Company's exposure to benefits under the guarantees. The Company uses derivative transactions, including GMWB reinsurance (described below) which meets the definition of a derivative under SFAS 133 and customized derivative transactions, to mitigate some of that exposure. Derivatives are recorded at fair value with changes in fair value recorded in net realized capital gains (losses) in net income.

GMWB Reinsurance

The Company has entered into reinsurance arrangements to offset a portion of its exposure to the GMWB for the remaining lives of covered contracts. Reinsurance contracts covering GMWB are considered freestanding derivatives that are recorded at fair value, with changes in fair value recorded in net realized gains/losses in net income.

Customized Derivatives

The Company has entered into customized swap contracts to hedge certain risk components for the remaining term of certain blocks of non-reinsured U.S. GMWB riders. These customized derivative contracts provide protection from capital markets risks based on policyholder behavior assumptions specified by the Company at the inception of the derivative transactions. Due to the significance of the non-observable inputs associated with pricing swap contracts entered into in 2007, the initial difference between the transaction price and modeled value of $51 was deferred in accordance with EITF 02-3 and included in other assets in the condensed consolidated balance sheets. The swap contract entered into in 2008 resulted in a loss at inception of approximately $20 before the effects of DAC amortization and income taxes, as market values on similar instruments were lower than the transaction price.

Other Derivative Instruments

The Company uses other hedging instruments to hedge its unreinsured GMWB exposure. These instruments include interest rate futures and swaps, variance swaps, S&P 500 and NASDAQ index put options and futures contracts. The Company also uses EAFE Index swaps to hedge GMWB exposure to international equity markets. The Company also utilizes option contracts as well as futures contracts to partially economically hedge the statutory reserve impact of equity risk arising primarily from GMDB and GMWB obligations against a decline in the equity markets.

ADOPTION OF SFAS 157 FOR GUARANTEED BENEFITS OFFERED WITH VARIABLE ANNUITIES THAT ARE REQUIRED TO BE FAIR VALUED

Fair values for GMWB embedded derivatives, reinsured GMWB, GMIB and GMAB freestanding derivatives, reinsurance of GMWB and customized derivatives that hedge certain equity markets exposure for GMWB contracts are calculated based upon internally developed models because active, observable markets do not exist for those items. Below is a description of the Company's fair value methodologies for guaranteed benefit liabilities, the related reinsurance and customized derivatives, all accounted for under SFAS 133, prior to the adoption of SFAS 157 and subsequent to adoption of SFAS 157.

Pre-SFAS 157 Fair Value

Prior to January 1, 2008, the Company used the guidance prescribed in SFAS 133 and other related accounting literature on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. However, under that accounting literature, when an estimate of fair value was made for liabilities where no market observable transactions existed for that liability or similar liabilities, market risk margins were only included in the valuation if the margin was identifiable, measurable and significant. If a reliable estimate of market risk margins was not obtainable, the present value of expected future cash flows under a risk neutral framework, discounted at the risk free rate of interest, was the best available estimate of fair value in the circumstances ("Pre-SFAS 157 Fair Value").

The Pre-SFAS 157 Fair Value was calculated based on actuarial and capital market assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involved numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior. At each valuation date, the Company assumed expected returns based on:

-   risk-free rates as represented by the current LIBOR forward curve rates;

- forward market volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date;

-   three years of history for fund regression; and

- current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

Fair Value Under SFAS 157

The Company's SFAS 157 fair value is calculated as an aggregation of the following components: Pre-SFAS 157 Fair Value; Actively-Managed Volatility Adjustment; Credit Standing Adjustment; Market Illiquidity Premium and Behavior Risk Margin. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of each of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer, for a liability or receive for an asset, to market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives required to be fair valued. The SFAS 157 fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each of the components described below are unobservable in the market place and require subjectivity by the Company in determining their value.

- ACTIVELY-MANAGED VOLATILITY ADJUSTMENT. This component incorporates the basis differential between the observable index implied volatilities used to calculate the Pre-SFAS 157 component and the actively-managed funds underlying the variable annuity product. The Actively-Managed Volatility Adjustment is calculated using historical fund and weighted index volatilities.

- CREDIT STANDING ADJUSTMENT. This component makes an adjustment that market participants would make to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). SFAS 157 explicitly requires nonperformance risk to be reflected in fair value. The Company calculates the Credit Standing Adjustment by using default rates provided by rating agencies, adjusted for market recoverability, reflecting the long-term nature of living benefit obligations and the priority of payment on these obligations versus long-term debt.

- MARKET ILLIQUIDITY PREMIUM. This component makes an adjustment that market participants would require to reflect that guaranteed benefit obligations are illiquid and have no market observable exit prices in the capital markets.

- BEHAVIOR RISK MARGIN. This component adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior used in the Pre-SFAS 157 model could differ from actual experience. The Behavior Risk Margin is calculated by taking the difference between adverse policyholder behavior assumptions and the best estimate assumptions used in the Pre-SFAS 157 model using interest rate and volatility assumptions that the Company believes market participants would use in developing risk margins.

SFAS 157 Transition

The Company applied the provisions of SFAS 157 prospectively to financial instruments that are recorded at fair value including guaranteed living benefits that are required to be fair valued. The Company also applied the provisions of SFAS 157 using limited retrospective application (i.e., cumulative effect adjustment through opening retained earnings) to certain customized derivatives historically measured at fair value in accordance with EITF 02-3.

The impact on January 1, 2008 of adopting SFAS 157 for guaranteed benefits accounted for under SFAS 133 and the related reinsurance, was a reduction to net income of $311, after the effects of DAC amortization and income taxes.

Moreover, the adoption of SFAS 157 has resulted in lower variable annuity fee income for new business issued in 2008 as Attributed Fees have increased consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of the embedded derivative. The level of Attributed Fees for new business each quarter also depends on the level of equity index volatility, as well as other factors, including interest rates. As equity index volatility has risen, interest rates have declined, and the Company adopted SFAS 157, the fees ascribed to the new business cohorts issued in 2008 have risen to levels above the rider fee for most products. The extent of any excess of Attributed Fee over rider fee will vary by product.

The Company also recognized a decrease in opening retained earnings of $51 in relation to the loss deferred in accordance with EITF 02-3 on customized derivatives purchased in 2007, and used to hedge a portion of the U.S. GMWB risk. In addition, the change in value of the customized derivatives due to the initial adoption of SFAS 157 of $41 was recorded as an increase in opening retained earnings with subsequent changes in fair value recorded in net realized capital gains (losses) in net income. After amortization of DAC and the effect of income taxes, the impact on opening retained earnings is a decrease of $3.

The Company's adoption of SFAS 157 did not materially impact the fair values of other financial instruments, including, but not limited to, other derivative instruments used to hedge guaranteed minimum benefits.

The SFAS 157 transition amounts, before the effects of DAC amortization and income taxes, as of January 1, 2008 are shown below by type of guaranteed benefit liability and derivative asset.

                                                                                                              TRANSITION
                                                                 SFAS 157           PRE-SFAS 157            ADJUSTMENT GAIN
                                                                FAIR VALUE           FAIR VALUE                 (LOSS)
                                                             ASSET (LIABILITY)    ASSET (LIABILITY)      [BEFORE DAC AND TAX]
---------------------------------------------------------------------------------------------------------------------------------
GUARANTEED BENEFITS
U.S. GUARANTEED MINIMUM WITHDRAWAL BENEFITS                        $(1,114)              $(553)                   $(561)
NON-LIFE CONTINGENT PORTION OF "FOR LIFE" GUARANTEED
 MINIMUM WITHDRAWAL BENEFITS
 U.S. Riders                                                          (319)               (154)                    (165)
 International Riders                                                  (17)                 (7)                     (10)
                                                                 ---------             -------                  -------
                                                     TOTAL            (336)               (161)                    (175)
                                                                 ---------             -------                  -------
REINSURED GUARANTEED LIVING BENEFITS
 Guaranteed Minimum Income Benefits                                   (220)                (72)                    (148)
 Guaranteed Minimum Accumulation Benefits                              (22)                  2                      (24)
                                                                 ---------             -------                  -------
                                                     TOTAL            (242)                (70)                    (172)
                                                                 ---------             -------                  -------
                                 TOTAL GUARANTEED BENEFITS          (1,692)               (784)                    (908)
                                                                 ---------             -------                  -------
GMWB REINSURANCE                                                       238                 128                      110
                                                                 ---------             -------                  -------
                                                     TOTAL         $(1,454)              $(656)                   $(798)
                                                                 ---------             -------                  -------

The transition adjustment as of January 1, 2008 was comprised of the following amounts by transition component:

                                                              TRANSITION
                                                              ADJUSTMENT
                                                              GAIN (LOSS)
                                                            [BEFORE TAX AND
                                                           DAC AMORTIZATION]
--------------------------------------------------------------------------------
Actively-Managed Volatility Adjustment                            $(100)
Credit Standing Adjustment                                            5
Market Illiquidity Premium                                         (262)
Behavior Risk Margin                                               (441)
                                                                -------
  TOTAL SFAS 157 TRANSITION ADJUSTMENT BEFORE TAX AND
                                     DAC AMORTIZATION             $(798)
                                                                -------

Fair Value Disclosures

The following section applies the SFAS 157 fair value hierarchy and disclosure requirements to the Company's financial instruments that are carried at fair value. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasury securities, money market funds, certain mortgage-backed securities, and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit swap contracts.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured and/or lower quality asset-backed securities ("ABS") and commercial mortgage- backed securities ("CMBS"), including ABS backed by sub-prime loans, and private placement debt and equity securities. Embedded derivatives and complex derivatives securities, including equity derivatives, longer dated interest rate swaps and certain complex credit derivatives are also included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

The following table presents the Company's assets and liabilities that are carried at fair value by SFAS 157 hierarchy levels, as of December 31, 2008:

                                                                      QUOTED PRICES
                                                                        IN ACTIVE
                                                                       MARKETS FOR           SIGNIFICANT          SIGNIFICANT
                                                                        IDENTICAL            OBSERVABLE          UNOBSERVABLE
                                                                         ASSETS                INPUTS               INPUTS
                                                   TOTAL                (LEVEL 1)             (LEVEL 2)            (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, available-for-sale                $39,560                 $3,502              $27,316               $8,742
Equity securities, held for trading                   1,634                  1,634                   --                   --
Equity securities, available-for-sale                   434                    148                  227                   59
Other investments
 Other derivatives used to hedge U.S. GMWB              600                     --                   13                  587
 Other derivatives (1)                                  522                     --                  588                  (66)
                                                -----------            -----------            ---------            ---------
                       TOTAL OTHER INVESTMENTS        1,122                     --                  601                  521
Short-term investments                                5,742                  4,030                1,712                   --
Reinsurance recoverables                              1,302                     --                   --                1,302
Separate account assets (2),(5)                     126,367                 94,394               31,187                  786
                                                -----------            -----------            ---------            ---------
 TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
                               RECURRING BASIS     $176,161               $103,708              $61,043              $11,410
                                                -----------            -----------            ---------            ---------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits payable
U.S. GMWB                                           $(6,526)                  $ --                 $ --              $(6,526)
U.K. GMWB                                               (64)                    --                   --                  (64)
Reinsured Japan GMIB                                 (2,581)                    --                   --               (2,581)
Reinsured Japan GMAB                                     (1)                    --                   --                   (1)
Reinsured Japan GMWB                                    (34)                    --                   --                  (34)
Institutional Notes                                     (41)                    --                   --                  (41)
Equity Linked Notes                                      (8)                    --                   --                   (8)
Total other policyholder funds and benefits
 payable                                             (9,255)                    --                   --               (9,255)
 Customized derivatives used to hedge U.S.
  GMWB                                                  941                     --                   --                  941
 Other derivatives used to hedge U.S. GMWB            1,123                     --                   14                1,109
 Macro hedge program                                    137                     --                   --                  137
 Other investments                                        5                     --                  173                 (168)
Total Other liabilities                               2,206                     --                  187                2,019
Consumer notes (4)                                       (5)                    --                   --                   (5)
                                                -----------            -----------            ---------            ---------
 TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE
                          ON A RECURRING BASIS      $(7,054)                    --                 $187              $(7,241)
                                                -----------            -----------            ---------            ---------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2008, $507 was the amount of cash collateral liability that was netted against the derivative asset value on the condensed consolidated balance sheet, and is excluded from the table above. See footnote 3 below for derivative liabilities.

(2) Pursuant to the conditions set forth in SOP 03-1, the value of separate account liabilities is set to equal the fair value for separate account assets.

(3) Includes over-the-counter derivative instruments in a net negative market value (derivative liability). In the SFAS 157 Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(4) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

(5) Excludes approximately $3 billion of investment sales receivable net of investment purchases payable that are not subject to SFAS 157.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the

Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion of SFAS 157 reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's credit standing, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above table.

Fixed Maturity, Short-Term and Equity Securities, Available-for-Sale

The fair value for fixed maturity, short term, and equity securities, available-for-sale, is determined by management after considering one of three primary sources of information: third party pricing services, independent broker quotations, or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows and prepayments speeds. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services normally derive the security prices through recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS, collateralized mortgage obligations ("CMOs"), and mortgage-backed securities ("MBS") are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third party pricing services are often unavailable for securities that are rarely traded or traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from a third party pricing service or an independent broker quotation. The pricing matrix used by the Company begins with current spread levels to determine the market price for the security. The credit spreads, as assigned by a knowledgeable private placement broker, incorporate the issuer's credit rating and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice per year, as of June 30 and December 31, by the private placement broker and are intended to adjust security prices for issuer-specific factors. The Company assigns a credit rating to these securities based upon an internal analysis of the issuer's financial strength.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing services methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes. In addition, the Company ensures whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. At December 31, 2008, the Company made fair value determinations which lowered prices received from third party pricing services and brokers by a total of $92. The securities adjusted had an amortized cost and fair value after adjustment of $472 and $165, respectively, and were primarily CMBS securities.

In accordance with SFAS 157, the Company has analyzed the third party pricing services valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate SFAS 157 fair value hierarchy level based upon trading activity and the observability of market inputs. Based on this evaluation and investment class analysis, each price was classified into Level 1, 2, or 3. Most prices provided by third party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable.

Due to a general lack of transparency in the process that the brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated. Internal matrix-priced securities, primarily consisting of certain private placement debt, are also classified as Level 3. The matrix pricing of certain private placement debt includes significant non-observable inputs, the internally determined credit rating of the security and an externally provided credit spread.

The following table presents the fair value of the significant asset sectors within the SFAS 157 Level 3 securities classification as of December 31, 2008.

                                                                                    % OF TOTAL
                                                                 FAIR VALUE         FAIR VALUE
--------------------------------------------------------------------------------------------------
ABS
 Below Prime                                                         1,405               16.0%
 Collateralized Loan Obligations (CLOs)                              1,570               17.8%
 Other                                                                 443                5.0%
Corporate
 Matrix priced private placements                                    3,038               34.5%
 Other                                                               1,383               15.7%
Commercial mortgage-backed securities ("CMBS")                         659                7.5%
Preferred stock                                                         48                0.6%
Other                                                                  255                2.9%
                                                                   -------            -------
                                    TOTAL LEVEL 3 SECURITIES         8,801              100.0%
                                                                   -------            -------

- ABS below prime primarily represents sub-prime and Alt-A securities which are classified as Level 3 due to the lack of liquidity in the market.

- ABS CLOs represent senior secured bank loan CLOs which are primarily priced by independent brokers.

-   ABS Other primarily represents broker priced securities.

- Corporate-matrix priced represents private placement securities that are thinly traded and priced using a pricing matrix which includes significant non-observable inputs.

- Corporate- other primarily represents broker-priced public securities and private placement securities qualified for sale under rule 144a and long-dated fixed maturities where the term of significant inputs may not be sufficient to be deemed observable.

- CMBS primarily represents CMBS bonds and commercial real estate collateralized debt obligations ("CRE CDOs") which were either fair valued by the Company or by independent brokers due to the illiquidity of this sector.

- Preferred stock primarily represents lower quality preferred securities that are less liquid due to market conditions.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are reported on the consolidated balance sheets at fair value and are reported in Other Investments and Other Liabilities. Embedded derivatives are reported with the host instruments on the consolidated balance sheet. Derivative instruments are fair valued using pricing valuation models, which utilize market data inputs or independent broker quotations. Excluding embedded derivatives, as of December 31, 2008, 95% of derivatives, based upon notional values, were priced by valuation models, which utilize independent market data. The remaining derivatives were priced by broker quotations. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest and equity volatility and equity index levels. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment and review of changes in market value for each derivative including those derivatives priced by brokers.

Derivative instruments classified as Level 1 include futures and certain option contracts which are traded on active exchange markets.

Derivative instruments classified as Level 2 primarily include interest rate, currency and certain credit default swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and swaps, interest rate derivatives which have interest rate optionality, certain credit default swaps, and long-dated interest rate swaps. Also included in Level 3 classification for derivatives are customized equity swaps that partially hedge the U.S. GMWB liabilities. Additional information on the customized transactions is provided under the "Accounting for Guaranteed Benefits Offered With Variable Annuities" section of this Note 3. These derivative instruments are valued using pricing models which utilize both observable and unobservable inputs and, to a lesser extent, broker quotations. A derivative instrument containing

Level 1 or Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has as least one significant Level 3 input.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

U.S. GMWB REINSURANCE DERIVATIVE

The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the SFAS 157 Transition section of this Note 3. The fair value of the U.S. GMWB reinsurance derivative is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability such as lapses, fund selection, resets and withdrawal utilization, and risk margins. As a result, the U.S. GMWB reinsurance derivative is categorized as Level 3.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security, and short-term investments of the Company. Open-ended mutual funds are included in Level 1. Most debt securities and short-term investments are included in Level 2. Level 3 assets include less liquid securities, such as highly structured and/or lower quality ABS and CMBS, ABS backed by sub-prime loans, and any investment priced solely by broker quotes.

GMWB EMBEDDED DERIVATIVES AND REINSURED GMWB, GMAB AND GMIB FREE-STANDING DERIVATIVES (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

The fair value of GMWB embedded derivative and reinsured GMWB, GMAB and GMIB free-standing derivatives, reported in Other Policyholder Funds and Benefits Payable on the Company's consolidated balance sheet, are calculated as an aggregation of the components described in the SFAS 157 Transition section of this Note 3. The fair value of those derivatives are modeled using significant unobservable policyholder behavior inputs, such as lapses, fund selection, resets and withdrawal utilization, and risk margins. As a result, the GMWB embedded derivatives and reinsured GMWB, GMAB and GMAB free-standing derivatives are categorized as Level 3.

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The tables below provide a fair value rollforward for the year ending December 31, 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The Company classifies the fair values of financial instruments within Level 3 if there are no observable markets for the instruments or, in the absence of active markets, the majority of the inputs used to determine fair value are based on the Company's own assumptions about market participant assumptions. However, the Company prioritizes the use of market-based inputs over entity-based assumptions in determining Level 3 fair values in accordance with SFAS 157. Therefore, the gains and losses in the tables below include changes in fair value due partly to observable and unobservable factors.

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2008 TO DECEMBER 31, 2008

                                                             REALIZED/UNREALIZED
                                        SFAS 157                GAINS (LOSSES)
                                       FAIR VALUE                INCLUDED IN:               PURCHASES,
                                          AS OF          NET                                ISSUANCES,
                                       JANUARY 1,       INCOME                                  AND
                                          2008         (2),(3)            AOCI (5)          SETTLEMENTS
----------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities                         $13,558         $(659)            $(3,382)              $526
Equity securities,
 available-for-sale                          563             1                 (27)                 3
Freestanding derivatives (4)
 Customized derivatives used to
  hedge U.S. GMWB                             91           850                  --                 --
 Other freestanding derivatives
  used to hedge U.S. GMWB                    564         1,161                  --                (29)
 Macro hedge program                          18            85                  --                 34
 Other freestanding derivatives             (303)         (316)                 16                271
Total Freestanding Derivatives               370         1,780                  16                276
Reinsurance recoverable
 (1),(2),(9)                                 238           962                  --                102
Separate accounts (6)                        701          (204)                 --                (26)
                                         -------       -------             -------            -------
SUPPLEMENTAL ASSET INFORMATION:
Total freestanding derivatives
 used to hedge U.S. GMWB including
 those in Levels 1, 2 and 3 (10)             643         3,374                  --             (1,353)
                                         -------       -------             -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable accounted for at
 fair value (2)
 U.S. GMWB                               $(1,433)      $(4,967)               $ --              $(126)
 U.K. GMWB                                   (17)          (56)                 13                 (4)
 Reinsured Japan GMIB                       (220)       (2,000)               (256)              (105)
 Reinsured Japan GMWB                         --           (28)                 (3)                (3)
 Reinsured Japan GMAB                        (22)           32                  (2)                (9)
 Institutional Notes                         (24)          (17)                 --                 --
 Equity Linked Notes                         (21)           13                  --                 --
Total other policyholder funds and
 benefits payable accounted for at
 fair value (2)                           (1,737)       (7,023)               (248)              (247)
Consumer notes                                (5)            5                  --                 (5)
                                         -------       -------             -------            -------
SUPPLEMENTAL INFORMATION:
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those in
 Levels 1, 2 and 3 and reinsurance
 recoverable) (8)                           (552)         (631)                 --             (1,377)
                                         -------       -------             -------            -------

                                                                             CHANGES IN
                                                                             UNREALIZED
                                                                           GAINS (LOSSES)
                                                                           INCLUDED IN NET
                                                                           INCOME RELATED
                                                           SFAS 157         TO FINANCIAL
                                      TRANSFERS IN        FAIR VALUE         INSTRUMENTS
                                         AND/OR              AS OF          STILL HELD AT
                                        (OUT) OF         DECEMBER 31,       DECEMBER 31,
                                       LEVEL 3 (7)           2008             2008 (3)
----------------------------------  -------------------------------------------------------
ASSETS
Fixed maturities                         $(1,301)            $8,742              $(515)
Equity securities,
 available-for-sale                         (481)                59                 (2)
Freestanding derivatives (4)
 Customized derivatives used to
  hedge U.S. GMWB                             --                941                850
 Other freestanding derivatives
  used to hedge U.S. GMWB                     --              1,696              1,043
 Macro hedge program                          --                137                102
 Other freestanding derivatives               98               (234)              (225)
Total Freestanding Derivatives                98              2,540              1,770
Reinsurance recoverable
 (1),(2),(9)                                  --              1,302                962
Separate accounts (6)                        315                786                (73)
                                         -------            -------            -------
SUPPLEMENTAL ASSET INFORMATION:
Total freestanding derivatives
 used to hedge U.S. GMWB including
 those in Levels 1, 2 and 3 (10)              --              2,664              3,374
                                         -------            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable accounted for at
 fair value (2)
 U.S. GMWB                                  $ --            $(6,526)           $(4,967)
 U.K. GMWB                                    --                (64)               (56)
 Reinsured Japan GMIB                         --             (2,581)            (2,000)
 Reinsured Japan GMWB                         --                (34)               (28)
 Reinsured Japan GMAB                         --                 (1)                32
 Institutional Notes                          --                (41)               (17)
 Equity Linked Notes                          --                 (8)                13
Total other policyholder funds and
 benefits payable accounted for at
 fair value (2)                               --             (9,255)            (7,023)
Consumer notes                                --                 (5)                 5
                                         -------            -------            -------
SUPPLEMENTAL INFORMATION:
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those in
 Levels 1, 2 and 3 and reinsurance
 recoverable) (8)                             --             (2,560)              (631)
                                         -------            -------            -------

(1) The January 1, 2008 fair value of $238 includes the pre-SFAS 157 fair value of $128 and transitional adjustment of $110.

(2) The Company classifies all the gains and losses on GMWB reinsurance derivatives and GMWB embedded derivatives and reinsured GMWB, GMIB and GMAB free standing derivatives as unrealized gains/losses for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains/ losses for these derivatives and embedded derivatives.

(3) All amounts in these columns are reported in net realized capital gains/losses, except for $6 for the twelve months ending December 31, 2008, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(4) The freestanding derivatives, excluding reinsurance derivatives instruments, are reported in this table on a net basis for asset/(liability) positions and reported on the consolidated balance sheet in other investments and other liabilities.

(5) AOCI refers to "Accumulated other comprehensive income" in the consolidated statement of changes in stockholder's equity. All amounts are before income taxes and amortization of DAC.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(7) Transfers in and/or (out) of Level 3 during the twelve months ended December 31, 2008 are attributable to a change in the availability of market observable information for individual securities within respective categories.

(8) The net loss on U.S. GMWB since January 1, 2008 was primarily related to liability model assumption updates for mortality in the first quarter and market-based hedge ineffectiveness due to extremely volatile capital markets in the second half of 2008.

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative.

(10) The 'Purchases, issuances, and settlements' primarily relates to the receipt of cash on futures and option contracts classified as Level 1 and interest rate, currency and credit default swaps classified as Level 2.

For comparative and informational purposes only, the following tables rollforward the customized and freestanding derivatives used to hedge US GMWB, the reinsurance recoverable for US GMWB and the embedded derivatives reported in other policyholder funds and benefits payable for the year ended December 31, 2007. The fair value amounts in these following tables are the Pre-SFAS 157 fair values.

ROLL-FORWARD FOR THE TWELVE MONTHS FROM JANUARY 1, 2007 TO DECEMBER 31, 2007

                                                                        TOTAL
                                                                 REALIZED/UNREALIZED
                                           FAIR VALUE AS OF         GAINS (LOSSES)           PURCHASES,        FAIR VALUE AS OF
                                              JANUARY 1,             INCLUDED IN:          ISSUANCES, AND        DECEMBER 31,
                                                 2007                 NET INCOME            SETTLEMENTS              2007
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Customized derivatives used to hedge US
 GMWB                                             $ --                     $50                   $ --                  $50
Other freestanding derivatives used to
 hedge US GMWB                                     346                     198                     48                  592
Reinsurance recoverable for US GMWB                (22)                    127                     23                  128
LIABILITIES
Other policyholder funds and benefits
 payable accounted for at fair value US
 GMWB                                              $53                   $(661)                  $(99)               $(707)
 U.K. GMWB                                          --                      (8)                    --                   (8)
 Reinsured Japan GMIB                              119                    (159)                   (32)                 (72)
 Reinsured Japan GMAB                               --                       3                     (1)                   2
 Institutional Notes                                 4                     (28)                    --                  (24)
 Equity Linked Notes                                --                       1                    (22)                 (21)
Total other policyholder funds and
 benefits payable accounted for at fair
 value                                             176                    (852)                  (154)                (830)
SUPPLEMENTAL INFORMATION:
Net US GMWB (Embedded derivative,
 freestanding derivatives and
 reinsurance recoverable) (1)                      377                    (286)                   (28)                  63
                                                 -----                  ------                 ------               ------

(1) The net loss on US GMWB was primarily due to liability model assumption updates made during the second and third quarter to reflect newly reliable market inputs for volatility and model refinements.

The following table summarizes the notional amount and fair value of freestanding derivatives in other investments, reinsurance recoverables, embedded derivatives in other policyholder funds and benefits payable and consumer notes as of December 31, 2008, and December 31, 2007. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and are not necessarily reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis in the following table.

                                                                    DECEMBER 31, 2008                 DECEMBER 31, 2007
                                                                NOTIONAL           FAIR          NOTIONAL              FAIR
                                                                 AMOUNT            VALUE          AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------------
Reinsurance recoverables for U.S. GMWB (1)                         $11,437          $1,302          $6,579              $128
Customized derivatives used to hedge U.S. GMWB (2)                  10,464             941          12,784                50
Freestanding derivatives used to hedge U.S. GMWB                     8,156           1,723           8,573               592
U.S. GMWB (3)                                                       46,734          (6,526)         44,852              (707)
U.K. GMWB (3)                                                        1,672             (64)          1,048                (8)
Reinsured Japan GMIB (4)                                            20,062          (2,581)         15,297               (72)
Reinsured Japan GMWB (3)                                               361             (34)             --                --
Reinsured Japan GMAB (5)                                               130              (1)          2,768                 2
Macro hedge program (6)                                              2,188             137             661                18
Consumer Notes                                                          70              (5)             19                (5)
Equity Linked Notes                                                     55              (8)             50               (21)
                                                               -----------       ---------       ---------            ------
                                                        TOTAL     $101,329         $(5,116)        $92,631              $(23)
                                                               -----------       ---------       ---------            ------

The decrease in the net fair value of the derivative instruments in the table above was primarily due to the adoption of SFAS 157 and the net effects of capital market movements during 2008.

(1) The increase in notional amount of the reinsurance recoverables for U.S. GMWB was primarily due to the execution of a reinsurance transaction in July 2008.

(2) The decrease in notional amount of customized derivatives used to hedge U.S. GMWB was primarily due to current market conditions causing policyholder account values to decrease. The notional on these customized derivatives is the policyholder account value.

(3) The increase in notional amount of embedded derivatives associated with GMWB riders is primarily due to additional product sales.

(4) The increase in notional amount of the internal reinsurance associated with GMIB was primarily due to the strengthening of the yen as compared to the U.S. dollar.

(5) The decrease in notional amount of the Japan GMAB embedded derivative is primarily due to a significant decline in the equity markets triggering policyholders to elect the GMIB feature or lump sum payout in Japan's 3Win product.

(6) The increase in notional amount of the macro hedge is primarily due to the rebalancing of the Company's risk management program to place a greater relative emphasis on the protection of statutory surplus.

Financial Instruments Not Carried at Fair Value

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments", requires additional disclosure of fair value information of financial instruments. The following include disclosures for other financial instruments not carried at fair value and not included in above FAS 157 discussion.

The carrying amounts and fair values of the Company's financial instruments not carried at fair value, at December 31, 2008 and 2007 were as follows:

                                                         2008                                 2007
                                               CARRYING               FAIR          CARRYING               FAIR
                                                Amount                Value          Amount                Value
------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                     $2,154               $2,366          $2,016               $2,061
 Mortgage loans on real estate                     4,896                4,265           4,166                4,169
LIABILITIES
 Other policyholder funds and benefits
  payable (1)                                    $14,421               14,158         $15,148              $15,097
 Consumer Notes                                    1,210                1,188             804                  809
                                               ---------            ---------       ---------            ---------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations.

- Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans.

Other policyholder funds and benefits payable, not carried at fair value and not included in above FAS 157 fair value information, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                      2008            2007           2006
--------------------------------------------------------------------------------
COMPONENTS OF NET INVESTMENT
 INCOME
Fixed maturities (1)                   $2,458         $2,714         $2,464
Equity securities,
 available-for-sale                        65             54             31
Equity securities, held for
 trading                                 (246)             1             16
Mortgage loans                            251            227            126
Policy loans                              136            132            140
Limited partnerships and other
 alternative investments                 (224)           112             67
Other investments                         (33)          (120)           (21)
                                    ---------       --------       --------
Gross investment income                 2,407          3,120          2,823
Less: Investment expenses                  65             63             55
                                    ---------       --------       --------
             NET INVESTMENT INCOME     $2,342         $3,057         $2,768
                                    ---------       --------       --------
COMPONENTS OF NET REALIZED CAPITAL
 GAINS (LOSSES)
Fixed maturities                      $(1,737)         $(248)         $(105)
Equity securities                        (166)           (46)            (3)
Foreign currency transaction
 remeasurements                          (450)           102             18
Derivatives and other (2)              (3,410)          (742)          (208)
                                    ---------       --------       --------
        NET REALIZED CAPITAL GAINS
                          (LOSSES)    $(5,763)         $(934)         $(298)
                                    ---------       --------       --------

(1)  Includes income on short-term bonds.

(2) Primarily consists of changes in fair value on non-qualifying derivatives, hedge ineffectiveness on qualifying derivative instruments, foreign currency gains and losses, and other investment gains and losses.

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                          2008           2007         2006
--------------------------------------------------------------------------------
COMPONENTS OF NET UNREALIZED GAINS
 (LOSSES) ON AVAILABLE-FOR-SALE
 SECURITIES
Fixed maturities                          $(8,884)        $(597)       $800
Equity securities                            (181)          (41)          8
Net unrealized gains (losses) credited
 to policyholders                            (101)            3          (4)
                                        ---------       -------       -----
Net unrealized gains (losses)              (9,165)         (635)        804
Deferred income taxes and other items      (4,359)         (317)        301
                                        ---------       -------       -----
Net unrealized gains (losses), net of
 tax -- end of year                        (4,806)         (318)        503
Net unrealized gains (losses), net of
 tax -- beginning of year                    (318)          503         577
                                        ---------       -------       -----
CHANGE IN UNREALIZED GAINS (LOSSES) ON
         AVAILABLE-FOR-SALE SECURITIES    $(4,488)        $(821)       $(74)
                                        ---------       -------       -----

The change in net unrealized gain (loss) on equity securities, classified as held for trading, included in net investment income during the years ended December 31, 2008, 2007 and 2006, was $(250), $(17), and $12, respectively, substantially all of which have corresponding amounts credited to policyholders. This amount was not included in the table above.

                                                             DECEMBER 31, 2008
                                   COST OR              GROSS                GROSS
                                  AMORTIZED           UNREALIZED          UNREALIZED
                                    COST                GAINS               LOSSES             FAIR VALUE
------------------------------------------------------------------------------------------------------------
COMPONENTS OF AVAILABLE-FOR-
 SALE SECURITIES
ABS                                 $7,095                  $9              $(2,134)              $4,970
CMBS
 Agency backed                         243                   8                   --                  251
 Non-agency backed                   9,566                  15               (4,085)               5,496
CMOs
 Agency backed                         539                  30                   (3)                 566
 Non-agency backed                     320                  --                 (102)                 218
Corporate                           21,252                 441               (2,958)              18,735
Government/government
 agencies
 Foreign                             2,094                  86                  (33)               2,147
 United States                       5,033                  75                  (39)               5,069
MBS                                  1,385                  23                   (5)               1,403
States, municipalities and
 political subdivisions                917                   8                 (220)                 705
Redeemable preferred stock              --                  --                   --                   --
                                   -------               -----              -------              -------
             FIXED MATURITIES       48,444                 695               (9,579)              39,560
Equity securities, available-
 for-sale                              614                   4                 (184)                 434
                                   -------               -----              -------              -------
            TOTAL SECURITIES,
           AVAILABLE-FOR-SALE      $49,058                $699              $(9,763)             $39,994
                                   -------               -----              -------              -------

                                                         DECEMBER 31, 2007
                                   COST OR              GROSS                GROSS
                                  AMORTIZED           UNREALIZED          UNREALIZED          FAIR
                                    COST                GAINS               LOSSES            VALUE
-----------------------------  ---------------------------------------------------------------------
COMPONENTS OF AVAILABLE-FOR-
 SALE SECURITIES
ABS                                 $7,602                 $24                $(519)          $7,107
CMBS
 Agency backed                         249                   6                   --              255
 Non-agency backed                  11,266                 153                 (572)          10,847
CMOs
 Agency backed                         793                  18                   (3)             808
 Non-agency backed                     411                   4                   (2)             413
Corporate                           21,963                 807                 (571)          22,199
Government/government
 agencies
 Foreign                               465                  35                   (2)             498
 United States                         516                  14                   (1)             529
MBS                                  1,750                  15                  (15)           1,750
States, municipalities and
 political subdivisions              1,226                  32                  (20)           1,238
Redeemable preferred stock               2                   2                   (2)               2
                                   -------              ------              -------          -------
             FIXED MATURITIES       46,243              $ 1,110             $ (1,707)        $ 45,646
Equity securities, available-
 for-sale                              781                  10                  (51)             740
                                   -------              ------              -------          -------
            TOTAL SECURITIES,
           AVAILABLE-FOR-SALE      $47,024               1,120               (1,758)         $46,386
                                   -------              ------              -------          -------

The amortized cost and estimated fair value of fixed maturity investments by contractual maturity year are shown below.

                                                DECEMBER 31, 2008
                                    AMORTIZED COST               FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                          $1,511                     $1,564
Over one year through five
 years                                     9,297                      8,757
Over five years through ten
 years                                     9,035                      8,154
Over ten years                            19,262                     13,928
                                       ---------                  ---------
                       SUBTOTAL           39,105                     32,403
ABS, MBS, and CMOs                         9,339                      7,157
                                       ---------                  ---------
                          TOTAL          $48,444                    $39,560
                                       ---------                  ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions because of the potential for prepayment on certain mortgage-and asset-backed securities which is why ABS, MBS and CMOs are not categorized by contractual maturity. The CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk as these securities are generally structured to include forms of call protections such as yield maintenance charges, prepayment penalties or lockouts, and defeasance.

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                     2008           2007            2006
--------------------------------------------------------------------------------
SALES OF FIXED MATURITY AND
 AVAILABLE-FOR-SALE EQUITY
 SECURITY INVESTMENTS
SALE OF FIXED MATURITIES
Sale proceeds                        $9,366         $12,415         $16,159
Gross gains                             291             246             210
Gross losses                           (472)           (135)           (230)
SALE OF EQUITY SECURITIES,
 AVAILABLE-FOR-SALE
Sale proceeds                          $126            $296            $249
Gross gains                              11              12               5
Gross losses                            (21)             (7)             (5)
                                    -------       ---------       ---------

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

Other than U.S. government and certain U.S. government agencies backed by the full faith and credit of the U.S. government, the Company's only exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity, is the Government of Japan, which represents $1.9 billion, or 61%, of stockholders' equity. For further discussion of concentration of credit risk, see the "Concentration of Credit Risk" section in Note 4 of Notes to Consolidated Financial Statements.

The Company's largest exposures by issuer as of December 31, 2008 were the Government of Japan, JPMorgan Chase & Company and General Electric Company, which comprised approximately 3.3%, 0.5% and 0.4%, respectively, of total invested assets. Other than U.S. government and certain U.S. government agencies, the Company's largest three exposures by issuer as of December 31, 2007 were General Electric Company, Citigroup Inc. and Vodafone Group, which each comprise less than 0.5% of total invested assets.

The Company's largest three exposures by sector, as of December 31, 2008 were commercial mortgage and real estate, basic industry and U.S. government/government agencies which comprised approximately 19%, 12% and 9%, respectively, of total invested assets. The Company's largest three exposures by sector, as of December 31, 2007 were commercial mortgage and real estate, financial services and residential mortgages which comprised approximately 28%, 14% and 9%, respectively, of total invested assets.

The Company's investments in states, municipalities and political subdivisions are geographically dispersed throughout the United States. The largest concentrations, as of December 31, 2008, were in California, Illinois and Hawaii which each comprise less than 0.5% of total invested assets and as of December 31, 2007, were in California, Oregon and Illinois which each comprise less than 1% of total invested assets.

SECURITY UNREALIZED LOSS AGING

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see the Other-Than-Temporary Impairments on Available-for-Sale Securities section of Note 1. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in fair value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2008 and 2007.

The following tables present the Company's unrealized loss aging for total fixed maturity and equity securities classified as available-for-sale by investment type and length of time the security was in a continuous unrealized loss position.

                                                              DECEMBER 31, 2008
                                                             LESS THAN 12 MONTHS
                                             AMORTIZED              FAIR              UNREALIZED
                                               COST                 VALUE               LOSSES
-----------------------------------------------------------------------------------------------------
ABS                                             $1,475               $1,169                $(306)
CMBS -- Non-agency backed                        4,108                2,992               (1,116)
CMOs
 Agency backed                                      39                   38                   (1)
 Non-agency backed                                 252                  176                  (76)
Corporate                                       11,101                9,500               (1,601)
Government/government agencies
 Foreign                                           788                  762                  (26)
 United States                                   3,952                3,913                  (39)
MBS                                                 46                   46                   --
States, municipalities and political               524                  381                 (143)
 subdivisions
                                             ---------            ---------            ---------
                TOTAL FIXED MATURITIES          22,285               18,977               (3,308)
Equity securities, available-for-sale              433                  296                 (137)
                                             ---------            ---------            ---------
 TOTAL TEMPORARILY IMPAIRED SECURITIES         $22,718              $19,273              $(3,445)
                                             ---------            ---------            ---------

                                                                DECEMBER 31, 2008
                                                                  12 MONTHS OR MORE
                                                  AMORTIZED              FAIR             UNREALIZED
                                                    COST                VALUE               LOSSES
--------------------------------------  -----------------------------------------------------------------
ABS                                                  $5,463              $3,635              $(1,828)
CMBS -- Non-agency backed                             5,300               2,331               (2,969)
CMOs
 Agency backed                                           32                  30                   (2)
 Non-agency backed                                       68                  42                  (26)
Corporate                                             4,757               3,400               (1,357)
Government/government agencies
 Foreign                                                 29                  22                   (7)
 United States                                           38                  38                   --
MBS                                                     183                 178                   (5)
States, municipalities and political                    297                 220                  (77)
 subdivisions
                                                  ---------            --------            ---------
                TOTAL FIXED MATURITIES               16,167               9,896               (6,271)
Equity securities, available-for-sale                   136                  89                  (47)
                                                  ---------            --------            ---------
 TOTAL TEMPORARILY IMPAIRED SECURITIES              $16,303              $9,985              $(6,318)
                                                  ---------            --------            ---------

                                                                DECEMBER 31, 2008
                                                                      TOTAL
                                               AMORTIZED              FAIR              UNREALIZED
                                                 COST                 VALUE               LOSSES
-------------------------------------------------------------------------------------------------------
ABS                                               $6,938               $4,804              $(2,134)
CMBS -- Non-agency backed                          9,408                5,323               (4,085)
CMOs
 Agency backed                                        71                   68                   (3)
 Non-agency backed                                   320                  218                 (102)
Corporate                                         15,858               12,900               (2,958)
Government/government agencies
 Foreign                                             817                  784                  (33)
 United States                                     3,990                3,951                  (39)
MBS                                                  229                  224                   (5)
States, municipalities and political                 821                  601                 (220)
 subdivisions
                                               ---------            ---------            ---------
                  TOTAL FIXED MATURITIES          38,452               28,873               (9,579)
Equity securities, available-for-sale                569                  385                 (184)
                                               ---------            ---------            ---------
   TOTAL TEMPORARILY IMPAIRED SECURITIES         $39,021              $29,258              $(9,763)
                                               ---------            ---------            ---------

                                                              DECEMBER 31, 2007
                                                             LESS THAN 12 MONTHS
                                             AMORTIZED              FAIR              UNREALIZED
                                               COST                 VALUE               LOSSES
-----------------------------------------------------------------------------------------------------
ABS                                             $6,271               $5,789                $(482)
CMBS -- Non-agency backed                        5,493                5,010                 (483)
CMOs
 Agency backed                                     270                  268                   (2)
 Non-agency backed                                  97                   96                   (1)
Corporate                                        8,381                7,947                 (434)
Government/government agencies
 Foreign                                            86                   84                   (2)
 United States                                     136                  135                   (1)
MBS                                                 49                   48                   (1)
States, municipalities and political
 subdivisions                                      383                  373                  (10)
Redeemable preferred stock                           4                    2                   (2)
                                             ---------            ---------            ---------
                TOTAL FIXED MATURITIES          21,170               19,752               (1,418)
Equity securities, available-for-sale              615                  565                  (50)
                                             ---------            ---------            ---------
 TOTAL TEMPORARILY IMPAIRED SECURITIES         $21,785              $20,317              $(1,468)
                                             ---------            ---------            ---------

                                                              DECEMBER 31, 2007
                                                                 12 MONTHS OR MORE
                                                 AMORTIZED              FAIR            UNREALIZED
                                                    COST               VALUE              LOSSES
--------------------------------------  --------------------------------------------------------------
ABS                                                   $497                 460               $(37)
CMBS -- Non-agency backed                            1,808               1,719                (89)
CMOs
 Agency backed                                          60                  59                 (1)
 Non-agency backed                                      33                  32                 (1)
Corporate                                            2,554               2,417               (137)
Government/government agencies
 Foreign                                                43                  43                 --
 United States                                           7                   7                 --
MBS                                                    760                 746                (14)
States, municipalities and political
 subdivisions                                          189                 179                (10)
Redeemable preferred stock                              --                  --                 --
                                                  --------            --------            -------
                TOTAL FIXED MATURITIES               5,951               5,662               (289)
Equity securities, available-for-sale                   20                  19                 (1)
                                                  --------            --------            -------
 TOTAL TEMPORARILY IMPAIRED SECURITIES              $5,971              $5,681              $(290)
                                                  --------            --------            -------

                                                                DECEMBER 31, 2007
                                                                      TOTAL
                                               AMORTIZED              FAIR              UNREALIZED
                                                 COST                 VALUE               LOSSES
-------------------------------------------------------------------------------------------------------
ABS                                               $6,768               $6,249                $(519)
CMBS -- Non-agency backed                          7,301                6,729                 (572)
CMOs
 Agency backed                                       330                  327                   (3)
 Non-agency backed                                   130                  128                   (2)
Corporate                                         10,935               10,364                 (571)
Government/government agencies
 Foreign                                             129                  127                   (2)
 United States                                       143                  142                   (1)
MBS                                                  809                  794                  (15)
States, municipalities and political
 subdivisions                                        572                  552                  (20)
Redeemable preferred stock                             4                    2                   (2)
                                               ---------            ---------            ---------
                  TOTAL FIXED MATURITIES          27,121               25,414               (1,707)
Equity securities, available-for-sale                635                  584                  (51)
                                               ---------            ---------            ---------
   TOTAL TEMPORARILY IMPAIRED SECURITIES         $27,756              $25,998              $(1,758)
                                               ---------            ---------            ---------

As of December 31, 2008, available-for-sale securities in an unrealized loss position, comprised of approximately 4,156 securities, were primarily concentrated in securitized assets, specifically CMBS and financial services sector securities. The increase in unrealized losses was largely the result of credit spread widening primarily due to continued deterioration in the U.S. housing market, tightened lending conditions and the market's flight to quality securities, as well as, a U.S. recession and a declining global economy.

As of December 31, 2008, 60% of securities in an unrealized loss position were depressed less than 20% of amortized cost. Based upon the Company's current evaluation of these securities in accordance with its impairment policy and the Company's intent to retain these investments for a period of time sufficient to allow for recovery in value, the Company has determined that these securities are temporarily impaired.

The following tables present the Company's unrealized loss aging by length of time the security was in a continuous greater than 20% unrealized loss position.

                     SECURITIZED ASSETS DEPRESSED OVER 20%

                                                 DECEMBER 31, 2008
                                         COST OR
                                        AMORTIZED              FAIR             UNREALIZED
                      ITEMS               COST                VALUE                LOSS
-----------------------------------------------------------------------------------------------
CONSECUTIVE MONTHS
Three months or
 less                    652               $7,786              $4,561              $(3,225)
Greater than three
 to six months           119                1,122                 444                 (678)
Greater than six to
 nine months              89                1,145                 458                 (687)
Greater than nine
 to twelve months        143                1,363                 391                 (972)
Greater than twelve
 months                   31                  311                  57                 (254)
                     -------            ---------            --------            ---------
              TOTAL    1,034              $11,727              $5,911              $(5,816)
                     -------            ---------            --------            ---------

                                                       DECEMBER 31, 2007
                                               COST OR
                                              AMORTIZED                  FAIR                UNREALIZED
                         ITEMS                   COST                   VALUE                   LOSS
-------------------  --------------------------------------------------------------------------------------
CONSECUTIVE MONTHS
Three months or
 less                      115                     $918                   $613                   $(305)
Greater than three
 to six months              18                      130                     76                     (54)
Greater than six to
 nine months                --                       --                     --                      --
Greater than nine
 to twelve months           --                       --                     --                      --
Greater than twelve
 months                      3                       33                     22                     (11)
                          ----                 --------                 ------                 -------
              TOTAL        136                   $1,081                   $711                   $(370)
                          ----                 --------                 ------                 -------

                    ALL OTHER SECURITIES DEPRESSED OVER 20%

                                               COST DECEMBER 31, 2008
                                              AMORTIZED              FAIR             UNREALIZED
                         ITEMS                   COST               VALUE                LOSS
-----------------------------------------------------------------------------------------------------
CONSECUTIVE MONTHS
Three months or
 less                      564                   $6,396              $4,188              $(2,171)
Greater than three
 to six months              28                      238                 124                 (114)
Greater than six to
 nine months                14                      173                 102                  (71)
Greater than nine
 to twelve months           11                      199                 112                  (87)
Greater than twelve
 months                     --                       --                  --                   --
                          ----                 --------            --------            ---------
              TOTAL        617                   $6,969              $4,526              $(2,443)
                          ----                 --------            --------            ---------

                                            COST ORDECEMBER 31, 2007
                                           AMORTIZED               FAIR              UNREALIZED
                         ITEMS                COST                VALUE                 LOSS
-------------------  -----------------------------------------------------------------------------
CONSECUTIVE MONTHS
Three months or
 less                      52                  $65                  $50                  $(15)
Greater than three
 to six months              5                   30                    5                   (25)
Greater than six to
 nine months               --                   --                   --                    --
Greater than nine
 to twelve months          --                   --                   --                    --
Greater than twelve
 months                     1                    2                    1                    (1)
                          ---                 ----                 ----                 -----
              TOTAL        58                  $97                  $56                  $(41)
                          ---                 ----                 ----                 -----

The majority of securitized assets depressed over 20% for six consecutive months are primarily related to CMBS and sub-prime RMBS. Based upon the Company's cash flow modeling in a severe negative economic outlook, which shows no loss of principal and interest, and the Company's assertion of its ability and intent to retain the securities until recovery, it has been determined that these securities are temporarily impaired as of December 31, 2008.

The majority of all other securities depressed over 20% for six consecutive months or greater in the tables above primarily relate to financial services sector securities that include corporate bonds, as well as, preferred equity issued by large high quality financial institutions that are lower in the capital structure and, as a result, have incurred greater price depressions. Based upon the Company's analysis of these securities and current macroeconomic conditions, the Company expects to see significant price recovery on these securities within a reasonable period of time and, therefore, has determined that these securities are temporarily impaired as of December 31, 2008.

MORTGAGE LOANS

The carrying value of mortgage loans on real estate was $4.9 billion and $4.2 billion as of December 31, 2008 and 2007, respectively. The Company's mortgage loans are collateralized by a variety of commercial and agricultural properties. The mortgage loans are diversified both geographically throughout the United States and by property type.

At December 31, 2008, the Company held delinquent mortgage loans on two properties with a carrying value of $32 which were deemed impaired and accordingly, a valuation allowance of $13 was established. At December 31, 2007, the Company held no impaired, restructured, delinquent or in-process-of-foreclosure mortgage loans and therefore had no valuation allowance.

The following table presents commercial mortgage loans by region and property type.

               COMMERCIAL MORTGAGE LOANS ON REAL ESTATE BY REGION

                                                      DECEMBER 31, 2008                           DECEMBER 31, 2007
                                               CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                VALUE                    TOTAL              VALUE                    TOTAL
--------------------------------------------------------------------------------------------------------------------------------
East North Central                                 $121                     2.5%               $101                     2.4%
Middle Atlantic                                     556                    11.4%                503                    12.1%
Mountain                                            115                     2.3%                101                     2.4%
New England                                         407                     8.3%                348                     8.4%
Pacific                                           1,205                    24.6%                959                    23.0%
South Atlantic                                      665                    13.6%                749                    18.0%
West North Central                                   56                     1.1%                 25                     0.6%
West South Central                                  205                     4.2%                179                     4.3%
Other (1)                                         1,566                    32.0%              1,201                    28.8%
                                               --------                 -------            --------                 -------
                                   TOTAL         $4,896                   100.0%             $4,166                   100.0%
                                               --------                 -------            --------                 -------

(1)  Includes multi-regional properties.

           COMMERCIAL MORTGAGE LOANS ON REAL ESTATE BY PROPERTY TYPE

                                                      DECEMBER 31, 2008                           DECEMBER 31, 2007
                                               CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                VALUE                    TOTAL              VALUE                    TOTAL
--------------------------------------------------------------------------------------------------------------------------------
Industrial                                         $790                    16.1%               $424                    10.2%
Lodging                                             383                     7.8%                424                    10.2%
Agricultural                                        435                     8.9%                236                     5.7%
Multifamily                                         798                    16.3%                708                    17.0%
Office                                            1,456                    29.8%              1,550                    37.2%
Retail                                              790                    16.1%                702                    16.8%
Other                                               244                     5.0%                122                     2.9%
                                               --------                 -------            --------                 -------
                                   TOTAL         $4,896                   100.0%             $4,166                   100.0%
                                               --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES ("VIE")

The Company is involved with variable interest entities primarily through its affiliate, Hartford Investment Management Company ("HIMCO") as a collateral manager and as an investor through normal investment activities. The Company's involvement includes providing investment management and administrative services for a fee and holding ownership or other interests as an investor.

VIEs may or may not be consolidated on the Company's consolidated financial statements. When the Company is the primary beneficiary of the VIE, all of the assets and liabilities of the VIE are consolidated into the Company's financial statements. The Company also reports a liability for the portion of the VIE that represents the minority interest of other investors in the VIE. When the Company concludes that it is not the primary beneficiary of the VIE, only the fair value of the Company's interest in the VIE is recorded in the Company's financial statements.

At December 31, 2007, HIMCO was the collateral manager of four VIEs with provisions that allowed for termination if the fair value of the aggregate referenced bank loan portfolio declined below a stated level. These VIEs were market value CLOs that invested in senior secured bank loans through total return swaps. Two of these market value CLOs were consolidated, and two were not consolidated. During the first quarter of 2008, the fair value of the aggregate referenced bank loan portfolio declined below the stated level in all four market value CLOs and the total return swap counterparties terminated the transactions. Three of these CLOs were restructured from market value CLOs to cash flow CLOs without market value triggers and the remaining CLO terminated in January 2009. The Company realized a capital loss of $50, before-tax, from the termination of these CLOs. In connection with the restructurings, the Company purchased interests in two of the resulting VIEs, one of which the Company is the primary beneficiary. These purchases resulted in an increase in the Company's maximum exposure to loss for both consolidated and non-consolidated VIEs.

As of December 31, 2008 and 2007, the Company had relationships with five and six VIEs, respectively, where the Company was the primary beneficiary. The following table sets forth the carrying value of assets and liabilities, and the Company's maximum exposure to loss on these consolidated VIEs.

                                                      DECEMBER 31, 2008            MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)           TO LOSS (2)
-----------------------------------------------------------------------------------------------
CLOs                                  $339                     $89                    $237
Limited partnerships                   151                      72                      79
Other investments                      249                     103                     166
                                    ------                  ------                  ------
                        TOTAL         $739                    $264                    $482
                                    ------                  ------                  ------

                                                      DECEMBER 31, 2007            MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)             TO LOSS
-----------------------------  ----------------------------------------------------------------
CLOs                                  $128                     $73                     $74
Limited partnerships                   309                     121                     188
Other investments                      296                     126                     178
                                    ------                  ------                  ------
                        TOTAL         $733                    $320                    $440
                                    ------                  ------                  ------

(1) Creditors have no recourse against the Company in the event of default by the VIE. Includes noncontrolling interest in limited partnerships and other investments of $154 and $242 as of December 31, 2008 and December 31, 2007, respectively, that is reported as a separate component of equity in the Company's Condensed Consolidated Balance Sheet pursuant to SFAS 160.

(2) The Company's maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the consolidated assets net of liabilities at cost. The Company has no implied or unfunded commitments to these VIEs.

CLOs represent one fund at December 31, 2008, which is a cash flow CLO financed by issuing debt in tranches of varying seniority and is a VIE due to the lack of voting equity in the capital structure. HIMCO provides collateral management services to the CLO and earns a fee for those services and the Company has investments in debt issued by the CLO. Taking those interests into consideration, the Company has performed a quantitative analysis and determined that it will absorb a majority of the expected losses or residual returns in the fund and as a result is the primary beneficiary. Consolidated assets are classified in cash and fixed maturities and consolidated liabilities are classified in other liabilities. At December 31, 2007, CLOs represent two market value CLOs, one of which converted to the cash flow CLO described above and the second which terminated during the fourth quarter of 2008.

At December 31, 2008 and 2007, limited partnerships represent investments in two hedge funds that are financed by issuing equity shares to investors, and are VIEs based on the lack of decision making ability held by the equity investors. The primary source of variability generated by these VIEs is the fund's investment portfolio and that variability is passed to equity holders. The Company holds a majority interest in the equity of the funds and as a result will absorb the majority of the funds expected losses or residual returns and therefore is the primary beneficiary. Consolidated assets and liabilities are classified in other investments and other liabilities, respectively.

Other investments at December 31, 2008 consist of two investment trusts that are financed by issuing beneficial interests that do not have voting rights to investors. The Company holds a majority of the beneficial interests issued by these trusts and as the majority holder, will absorb a majority of expected losses or residual returns and therefore is the primary beneficiary. The Company was not the primary beneficiary of one of those trusts at December 31, 2007. Consolidated assets and liabilities are classified in fixed maturities and other liabilities, respectively. At December 31, 2007, other investments included two investment trusts, one of which has liquidated and the second remains at December 31, 2008.

As of December 31, 2008 and 2007, the Company also held significant variable interests in three and four VIEs, respectively, where the Company is not the primary beneficiary. That determination has been made based on a quantitative analysis of whether the Company will absorb a majority of the expected losses or residual returns of the VIE, considering its variable interests, as well as, those of other variable interest holders. These investments have been held by the Company for two years.

The following table sets forth the carrying value of assets and liabilities that relate to the Company's variable interests in unconsolidated VIEs and the Company's maximum exposure to loss resulting from involvement with those VIEs.

                                                                               MAXIMUM
                                                    DECEMBER 31, 2008          EXPOSURE
                                    ASSETS             LIABILITIES             TO LOSS
-------------------------------------------------------------------------------------------
CLOs                                  $280                 $ --                   $316
CDOs                                     3                   --                     13
                                    ------                 ----                 ------
                    TOTAL (1)         $283                 $ --                   $329
                                    ------                 ----                 ------

                                                                             MAXIMUM
                                                   DECEMBER 31, 2007         EXPOSURE
                                   ASSETS            LIABILITIES             TO LOSS
-----------------------------  ----------------------------------------------------------
CLOs                                 $11                 $ --                    $14
CDOs                                  61                   --                     86
                                    ----                 ----                 ------
                    TOTAL (1)        $72                 $ --                   $100
                                    ----                 ----                 ------

(1) Maximum exposure to loss represents the Company's investment in securities issued by CLOs/CDOs at cost. The Company has no implied or unfunded commitments to these VIEs.

At December 31, 2008, CLOs include one fund that is financed by issuing debt securities in tranches of varying seniority. That fund is a cash flow CLO and a VIE due to the lack of voting equity in its capital structure. The Company holds variable interests through fees earned by HIMCO as the collateral manager and investments in debt issued by the fund with a carrying amount at December 31, 2008 of $280. At December 31, 2007, CLOs represent two market value CLOs, one of which converted to the cash flow CLO described above and the second for which the Company is no longer involved with following its conversion from a market value to a cash flow CLO.

At December 31, 2008 and 2007, CDOs consist of two VIEs that are financed by issuing debt having no voting rights to investors. The Company has variable interests in each CDO by virtue of its investment in that debt and fees received by HIMCO as the collateral manager. The carrying amount of the investment in debt issued by the CDO is $3 at December 31, 2008 and is classified in fixed maturities.

DERIVATIVE INSTRUMENTS

Overview

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

On the date the derivative contract is entered into, the Company designates the derivative as a fair-value hedge, a cash-flow hedge, a foreign-currency hedge, a net investment hedge, or held for other investment and/or risk management purposes.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Derivative instruments are recorded in the Consolidated Balance Sheets at fair value and are presented as assets or liabilities as determined by calculating the net position, taking into account income accruals and cash collateral held, for each derivative counterparty by legal entity. The fair value of derivative instruments, excluding income accruals and cash collateral held, are presented as of December 31, as follows:

                                      ASSET VALUES          LIABILITY VALUES
                                    2008          2007     2008           2007
--------------------------------------------------------------------------------
Fixed maturities,
 available-for-sale                   $ --         $ --        $3           $ --
Other investments                    1,122          446        --             --
Reinsurance recoverables             1,302          128        --             --
Other policyholder funds and
 benefits payable                       --            2     9,214            809
Consumer notes                          --           --         5              5
Other liabilities (1)                2,206           --        --            354
                                  --------       ------  --------       --------
                           TOTAL    $4,630         $576    $9,222         $1,168
                                  --------       ------  --------       --------

(1) Included in Other liabilities on the balance sheet is a liability value of $2,531 and $114 related to derivative collateral as of December 31, 2008 and 2007, respectively.

The following table summarizes the derivative instruments used by the Company and the primary hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 31, 2008 and 2007. The total ineffectiveness of all cash-flow, fair-value and net investment hedges and total change in value of other derivative-based strategies which do not qualify for hedge accounting treatment, including periodic derivative net coupon settlements, ("non-qualifying strategies") are presented below on a before-tax basis for the years ended December 31, 2008 and 2007.

                                                                                                    HEDGE INEFFECTIVENESS,
                                            NOTIONAL AMOUNT            FAIR VALUE                         BEFORE-TAX
HEDGING STRATEGY                          2008            2007     2008          2007              2008                 2007
---------------------------------------------------------------------------------------------------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
 Interest rate swaps are primarily
 used to convert interest receipts on
 floating-rate fixed maturity
 securities to fixed rates. These
 derivatives are predominantly used to
 better match cash receipts from
 assets with cash disbursements
 required to fund liabilities
 The Company also enters into forward
 starting swap agreements to hedge the
 interest rate exposure related to the
 purchase of fixed-rate securities or
 the anticipated future cash flows of
 floating-rate fixed maturity
 securities due to changes in the
 benchmark interest rate, London-
 Interbank Offered Rate ("LIBOR").
 These derivatives are primarily
 structured to hedge interest rate
 risk inherent in the assumptions used
 to price certain liabilities
 Interest rate swaps are also used to
 hedge a portion of the Company's
 floating-rate guaranteed investment
 contracts. These derivatives convert
 the floating-rate guaranteed
 investment contract payments to a
 fixed rate to better match the cash
 receipts earned from the supporting
 investment portfolio                      $6,798         $4,019     $422           $73              $7                    2
Foreign currency swaps
 Foreign currency swaps are used to
 convert foreign denominated cash
 flows associated with certain foreign
 denominated fixed maturity
 investments to U.S. dollars. The
 foreign fixed maturities are
 primarily denominated in euros and
 are swapped to minimize cash flow
 fluctuations due to changes in
 currency rates. In addition, foreign
 currency swaps are also used to
 convert foreign denominated cash
 flows associated with certain
 liability payments to U.S. dollars in
 order to minimize cash flow
 fluctuations due to changes in
 currency rates                             1,005          1,226      (21)         (269)              1                   (2)
                                        ---------       --------  -------       -------            ----                 ----
                TOTAL CASH-FLOW HEDGES     $7,803         $5,245     $401         $(196)             $8                 $ --
                                        ---------       --------  -------       -------            ----                 ----
FAIR-VALUE HEDGES
Interest rate swaps
 Interest rate swaps are used to hedge
 the changes in fair value of certain
 fixed rate liabilities and fixed
 maturity securities due to changes in
 the benchmark interest rate, LIBOR.        2,138          3,594      (86)          (38)             (1)                  --
Foreign currency swaps
 Foreign currency swaps are used to
 hedge the changes in fair value of
 certain foreign denominated fixed
 rate liabilities due to changes in
 foreign currency rates                       696            696      (57)           25              --                   --
                                        ---------       --------  -------       -------            ----                 ----
               TOTAL FAIR-VALUE HEDGES     $2,834         $4,290    $(143)         $(13)            $(1)                $ --
                                        ---------       --------  -------       -------            ----                 ----
 TOTAL CASH-FLOW AND FAIR-VALUE HEDGES    $10,637         $9,535     $258         $(209)             $7                 $ --
                                        ---------       --------  -------       -------            ----                 ----

                                                                                                           DERIVATIVE
                                                                                                            CHANGE IN
                                                                                                             VALUE,
                                               NOTIONAL AMOUNT               FAIR VALUE                    BEFORE-TAX
HEDGING STRATEGY                           2008              2007        2008           2007           2008           2007
---------------------------------------------------------------------------------------------------------------------------------
NON-QUALIFYING STRATEGIES
Interest rate swaps, caps, floors, and
forwards
 The Company uses interest rate swaps,
 caps and floors to manage duration
 risk between assets and liabilities
 in certain portfolios. In addition,
 the Company enters into interest rate
 swaps to terminate existing swaps,
 thereby offsetting the changes in
 value of the original swap. As of
 December 31, 2008 and 2007, the
 notional amount of interest rate
 swaps in offsetting relationships was
 $3.9 billion and $1.2 billion,
 respectively.
 The Company may also use interest
 rate forwards to replicate the
 purchase of mortgage-backed
 securities to manage duration risk
 and liquidity                               $5,269            $6,666       $(90)           --              $3           $22
Foreign currency swaps, forwards, and
swaptions
 The Company enters into foreign
 currency swaps and forwards to hedge
 the foreign currency exposures in
 certain of its foreign fixed maturity
 investments
 The Company also enters into foreign
 currency interest rate swaps and
 swaptions to hedge Yen interest rate
 exposures related to certain
 liability contracts sold in Japan              389               199         10            (8)             27            (8)
Credit default swaps that sell credit
protection
 The Company enters into credit
 default swap agreements in which the
 Company assumes credit risk of an
 individual entity, referenced index
 or asset pool. These contracts
 entitle the Company to receive a
 periodic fee in exchange for an
 obligation to compensate the
 derivative counterparty should a
 credit event occur on the part of the
 referenced security issuers. Also
 included are embedded derivatives
 associated with credit linked notes
 with a notional amount of $106 and
 $131 as of December 31, 2008 and
 2007, respectively. The maximum
 potential future exposure to the
 Company is the notional amount of the
 swap contracts, which is $940 and
 $1,849, before-tax, as of December
 31, 2008 and 2007, respectively                940             1,849       (309)         (235)           (313)         (128)

                                                                                                           DERIVATIVE
                                                                                                            CHANGE IN
                                                                                                             VALUE,
                                               NOTIONAL AMOUNT               FAIR VALUE                    BEFORE-TAX
HEDGING STRATEGY                           2008              2007        2008           2007           2008           2007
---------------------------------------------------------------------------------------------------------------------------------
Total return and credit index swaps
 The Company also assumes credit risk
 through total return and credit index
 swaps which reference a specific
 index or collateral portfolio. The
 maximum potential future exposure to
 the Company for the credit index
 swaps is the notional value and for
 the total return swaps is the cash
 collateral associated with the
 transaction, which has termination
 triggers that limit investment
 losses. The Company had no exposure
 to such contracts at December 31,
 2008. As of December 31, 2007, the
 maximum potential future exposure to
 the Company from such contracts was
 $983, before-tax                                --             1,731         --           (62)            (99)          (74)
Credit default swaps that purchase
credit protection
 The Company enters into credit
 default swap agreements in which the
 Company reduces credit risk to an
 individual entity. These contracts
 require the Company to pay a
 derivative counterparty a periodic
 fee in exchange for compensation from
 the counterparty should a credit
 event occur on the part of the
 referenced security issuer. The
 Company enters into these agreements
 as an efficient means to reduce
 credit exposure to specified issuers
 or sectors                                   2,633             3,494        246            56             211            59
Credit default swaps in offsetting
 positions
 The Company enters into credit
 default swap agreements to terminate
 existing credit default swaps,
 thereby offsetting the changes in
 value of the original swap going
 forward.                                     1,453                --         (8)           --              --            --
Japanese fixed annuity hedging
 instruments
 The Company enters into currency rate
 swaps and forwards to mitigate the
 foreign currency exchange rate and
 Yen interest rate exposures
 associated with the Yen denominated
 individual fixed annuity product. The
 associated liability is adjusted for
 changes in spot rates which was $450
 and $(102), before-tax, as of
 December 31, 2008 and 2007,
 respectively, and offsets the
 derivative change in value                   2,334             1,849        383          (115)            487            53

                                                                                                           DERIVATIVE
                                                                                                            CHANGE IN
                                                                                                             VALUE,
                                               NOTIONAL AMOUNT               FAIR VALUE                    BEFORE-TAX
HEDGING STRATEGY                           2008              2007        2008           2007           2008           2007
---------------------------------------------------------------------------------------------------------------------------------
GMWB product derivatives
 The Company offers certain variable
 annuity products with a GMWB rider
 primarily in the U.S and to a lesser
 extent, the U.K The GMWB is a
 bifurcated embedded derivative that
 provides the policyholder with a GRB
 if the account value is reduced to
 zero through a combination of market
 declines and withdrawals. The GRB is
 generally equal to premiums less
 withdrawals. The policyholder also
 has the option, after a specified
 time period, to reset the GRB to the
 then-current account value, if
 greater. The notional value of the
 embedded derivative is the GRB
 balance. For a further discussion,
 see the Derivative Instruments
 section of Note 2                          $48,406           $45,900    $(6,590)        $(715)        $(5,785)        $(670)
GMWB reinsurance contracts
 The Company has entered into
 reinsurance arrangements to offset a
 portion of its risk exposure to the
 GMWB for the remaining lives of
 covered variable annuity contracts.
 Reinsurance contracts covering GMWB
 are accounted for as free-standing
 derivatives. The notional amount of
 the reinsurance contracts is the GRB
 amount                                      11,798            $6,579      1,268           128           1,073           127
GMWB hedging instruments
 The Company enters into derivative
 contracts to partially economically
 hedge exposure to the volatility
 associated with the portion of the
 GMWB liabilities which are not
 reinsured. These derivative contracts
 include customized swaps, interest
 rate swaps and futures, and equity
 swaps, put and call options, and
 futures, on certain indices including
 the S&P 500 index, EAFE index, and
 NASDAQ index                                18,620            21,357      2,664           642           3,374           257
Guaranteed minimum benefit product
reinsurance contracts
 Reinsurance arrangements are used to
 offset the Company's exposure to the
 GMIB and GMAB embedded derivatives
 for the lives of the host variable
 annuity contracts. The reinsurance
 contracts are accounted for as
 free-standing derivative contracts.
 The notional amount of the
 reinsurance contracts is the Yen
 denominated GRB balance value
 converted at the year-end Yen to U.S.
 dollar foreign spot exchange rate           20,192            18,065     (2,582)          (70)         (2,133)         (156)

                                                                                                           DERIVATIVE
                                                                                                            CHANGE IN
                                                                                                             VALUE,
                                               NOTIONAL AMOUNT               FAIR VALUE                    BEFORE-TAX
HEDGING STRATEGY                           2008              2007        2008           2007           2008           2007
---------------------------------------------------------------------------------------------------------------------------------
Equity index swaps, options, and
 futures
 The Company offers certain equity
 indexed products, which may contain
 an embedded derivative that requires
 bifurcation. The Company enters into
 S&P index swaps and options to
 economically hedge the equity
 volatility risk associated with these
 embedded derivatives. In addition,
 the Company is exposed to bifurcated
 options embedded in certain fixed
 maturity investments.
 The Company may also enter into
 equity indexed futures to hedge the
 equity volatility of certain
 liability contracts                            249               149        (14)          (22)            (23)            2
Japan variable annuity hedging
 instruments
 The Company enters into foreign
 currency forward and option contracts
 that convert euros to Yen in order to
 economically hedge the foreign
 currency risk associated with certain
 Japanese variable annuity products             259                --         35            --              40           (10)
Macro hedge program
 The Company utilizes option contracts
 as well as futures contracts to
 partially economically hedge the
 statutory reserve impact of equity
 risk arising primarily from GMDB and
 GMWB obligations against a decline in
 the equity markets.                          2,188               661        137            18              74           (12)
Coinsurance and modified coinsurance
reinsurance contract
 During 2007, a subsidiary insurance
 company entered into a coinsurance
 with funds withheld and modified
 coinsurance reinsurance agreement
 ("Agreement") with an affiliate
 reinsurance company to provide
 statutory surplus relief for certain
 life insurance policies. The
 Agreement is accounted for as a
 financing transaction for GAAP and
 includes a compound embedded
 derivative                                   1,068               655         --            --              --            --
                                        -----------       -----------  ---------       -------       ---------       -------
       TOTAL NON-QUALIFYING STRATEGIES     $115,798          $109,154    $(4,850)        $(383)        $(3,064)        $(538)
                                        -----------       -----------  ---------       -------       ---------       -------
                 TOTAL DERIVATIVES (1)     $126,435          $118,689    $(4,592)        $(592)        $(3,057)        $(538)
                                        -----------       -----------  ---------       -------       ---------       -------

(1) Derivative change in value includes hedge ineffectiveness for cash-flow and fair-value hedges and total change in value, including periodic derivative net coupon settlements, for derivatives in non-qualifying strategies.

Change in Notional Amount

The notional amount of derivatives in cash-flow hedge relationships increased $2.6 billion since December 31, 2007, primarily due to an increase in interest rate swaps used to convert interest receipts on floating-rate securities to fixed rates. The Company increased the notional amount related to this strategy due to the significant decline in variable interest rates during 2008.

The notional amount of derivatives in fair-value hedge relationships decreased $1.5 billion since December 31, 2007, primarily due to a decline in interest rate swaps used to convert interest receipts of fixed-rate securities to floating-rates. The Company decreased the notional amount related to this strategy due to the significant decline in variable interest rates during 2008.

The notional amount of derivatives used in non-qualifying strategies increased $6.6 billion since December 31, 2007, primarily due to the following:

- For a discussion on the increase in notional amount of derivatives associated with GMWB riders refer to Note 3.

- For a discussion on the increase in notional amount of derivatives associated with GMIB reinsured from a related party refer to Note 3.

- The Company increased the notional amount of derivatives associated with the macro hedge program. During the three months ended December 31, 2008, the Company rebalanced its risk management program to place a greater relative emphasis on the protection of statutory surplus. As a result, the Company added the equivalent of $1.9 billion notional of equity futures as part of the macro hedge program to partially economically hedge the statutory reserve impact of equity risk arising primarily from GMDB and GMWB obligations against a decline in the equity markets.

- For a discussion on the decline in notional amount related to derivatives associated with GMAB reinsured from a related party refer to Note 4.

- The notional amount related to credit derivatives declined primarily due to terminations and maturities of credit derivatives, which reduced the overall net credit exposure assumed by the Company through credit derivatives.

Change in Fair Value

The decrease of $4.0 billion in total fair value of derivative instruments since December 31, 2007, was primarily related to the following:

- For a discussion on the decrease in fair value on GMWB related derivatives refer to note 3.

- For a discussion on the decrease in fair value of derivatives associated with the reinsurance of GMIB, GMWB and GMAB reinsured from a related party refer to Note 3.

- The fair value of the Japanese fixed annuity hedging instruments increased primarily due to the Japanese Yen strengthening against the U.S. dollar.

- The fair value of interest rate derivatives increased primarily due to a decline in interest rates as well as an increase in notional amount.

- The fair value of foreign currency swaps hedging foreign fixed rate bonds increased primarily due to the U.S. dollar strengthening against the euro.

Net Realized Capital Gains (Losses)

The total change in value for non-qualifying strategies, including periodic derivative net coupon settlements, are reported in net realized capital gains (losses). For the year ended December 31, 2008, the net realized capital loss of $3.1 billion related to non-qualifying strategies was primarily due to the following:

- For a discussion on the net loss on derivatives associated with GMIB reinsured from a related party refer to Note 3.

- For a discussion on the net loss on derivatives associated with GMWB related hedging derivatives refer to Note 3.

- The net loss on credit default swaps was primarily due to losses on credit derivatives that sell credit protection, partially offset by gains on credit derivatives that purchase credit protection, both resulting from credit spreads widening significantly during the year.

- The gain on the Japanese fixed annuity hedging instruments was primarily a result of the Japanese Yen strengthening against the U.S. dollar.

- The net gain on the macro hedge program was primarily driven by a decline in the equity markets, partially offset by losses due to swap spreads tightening.

For the year ended December 31, 2007, the net realized capital loss of $538 related to non-qualifying strategies was primarily related to the following:

- For a discussion on the net loss associated with GMWB related derivatives refer to Note 3.

- The net loss on credit derivatives, including credit default swaps, credit index swaps, and total return swaps, was a result of credit spreads widening.

- For a discussion on the loss on derivatives associated with GMIB reinsured from a related party refer to Note 3.

- The gain on the Japanese fixed annuity hedging instruments was primarily a result of the Japanese Yen strengthening against the U.S. dollar.

For the year ended December 31, 2008, the Company incurred losses of $39 on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Holdings Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

For the year ended December 31, 2008 and 2007, the before tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $3 and ($16), respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on existing variable-rate financial instruments) is five years. For the year ended December 31, 2008, the Company had $198, before-tax, of net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. Of this amount, $202 resulted from the termination of an interest rate swap due to the sale of the related hedged structured security. The interest rate swap was used to convert the LIBOR based floating rate structured security to a fixed rate structured security. For the years ended December 31, 2007 and 2006, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers, baskets of up to five corporate issuers, and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following table presents the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2008.

                                                                                               AS OF DECEMBER 31, 2008
                                                                                                UNDERLYING REFERENCED
                                                                           WEIGHTED            CREDIT OBLIGATION(S) (1)
                                                                            AVERAGE                             AVERAGE
                                            NOTIONAL       FAIR            YEARS TO                              CREDIT
                                           AMOUNT (2)      VALUE           MATURITY           TYPE               RATING
----------------------------------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                  $47         $ --            4 years         Corporate                A-
                                                                                                Credit
Below investment grade risk exposure              46          (12)           4 years         Corporate              CCC+
                                                                                                Credit
Basket credit default swaps (4)
 Investment grade risk exposure                1,139         (196)           5 years         Corporate                A-
                                                                                                Credit
 Investment grade risk exposure                  203          (70)          42 years              CMBS               AAA
                                                                                                Credit
 Below investment grade risk exposure            125         (104)           6 years         Corporate               BB+
                                                                                                Credit
Credit linked notes
 Investment grade risk exposure                  106           95            2 years         Corporate              BBB+
                                                                                                Credit
                                            --------      -------
                                 TOTAL        $1,666        $(287)
                                            --------      -------


                                           OFFSETTING      OFFSETTING
                                            NOTIONAL          FAIR
                                           AMOUNT (3)      VALUE (3)
--------------------------------------  ------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                $35             $(9)

Below investment grade risk exposure            --              --

Basket credit default swaps (4)
 Investment grade risk exposure                489               8

 Investment grade risk exposure                203              70

 Below investment grade risk exposure           --              --

Credit linked notes
 Investment grade risk exposure                 --              --

                                            ------            ----
                                 TOTAL        $727             $69
                                            ------            ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4) Includes $1.3 billion of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Also includes $175 of customized diversified portfolios of corporate issuers.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in securities lending programs to generate additional income, whereby certain domestic fixed income securities are loaned for a specified period of time from the Company's portfolio to qualifying third parties, via two lending agents. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities and can return the securities to the Company for cash at varying maturity dates. Acceptable collateral may be in the form of cash or U.S. government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of securities lending programs, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2008 and 2007, the fair value of the loaned securities was approximately $1.8 billion and $2.1 billion, respectively, and was included in fixed maturities and short-term investments in the consolidated balance sheets. As of December 31, 2008, the Company had received collateral against the loaned securities in the amount of $1.8 billion. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $18 and $6 for the years ended December 31, 2008 and 2007, respectively, which was included in net investment income.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2008 and 2007, collateral pledged having a fair value of $821 and $355, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities and the derivative instrument collateral pledged were as follows:

                                                              DECEMBER 31,
                                                           2008           2007
--------------------------------------------------------------------------------
LOANED SECURITIES AND COLLATERAL PLEDGED
ABS                                                          $ --             $4
CMOs                                                           --             21
CMBS                                                           --            244
Corporate                                                   1,386          1,554
MBS                                                           374            221
Government/Government Agencies
 Foreign                                                       --             14
 United States                                                215            303
Short-term                                                    617              1
Preferred stock                                                 9             53
                                                         --------       --------
                                                  TOTAL    $2,601         $2,415
                                                         --------       --------

As of December 31, 2008 and 2007, the Company had accepted collateral relating to securities lending programs and derivative instruments consisting of cash, U.S. government and U.S. government agency securities with a fair value of $5.6 billion and $3.3 billion, respectively. At December 31, 2008 and 2007, cash collateral of $5.1 billion and $3.1 billion, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities and short-term investments with a corresponding amount predominately recorded in other liabilities. Included in this cash collateral was $3.3 billion and $290 for derivative cash collateral as of December 31, 2008 and 2007, respectively. In accordance with FSP FIN 39-1, a portion of the liability associated with the derivative cash collateral was reclassed out of other liabilities and into a receivable in other assets of $507 and $175 as of December 31, 2008 and 2007, respectively. For further discussion on the adoption of FSP FIN 39-1, see Note
2. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. The Company incurred counterparty default losses related to the bankruptcy of Lehman Brothers Holdings Inc. for the year ended December 31, 2008, and no counterparty default losses for the year ended December 31, 2007. As of December 31, 2008 and 2007, noncash collateral accepted was held in separate custodial accounts.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2008 and 2007, the fair value of securities on deposit was approximately $15 and $14, respectively.

5. REINSURANCE

The Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures and provide surplus relief. Such transfers do not relieve the Company of its primary liability under policies it wrote and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.

As of December 31, 2008 the Company's reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholder's equity are as follows:

                                                                  REINSURANCE
                                                                  RECOVERABLE
--------------------------------------------------------------------------------
Transamerica Financial Life Insurance Company                         $736
Connecticut General Life Insurance Company                            $539

In accordance with normal industry practice, the Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2008 and 2007, the Company's policy for the largest amount retained on any one life by any Company comprising the life operations was $10. For further discussion on ceded reinsurance, see Reinsurance in the Capital Markets Risk Management section of the MD&A.

Insurance fees, earned premiums and other were comprised of the following:

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2008           2007           2006
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $5,773         $6,134         $5,128
Reinsurance assumed                        48             13             19
Reinsurance ceded                        (682)          (694)          (719)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER   $ 5,139        $ 5,453        $ 4,428
                                     --------       --------       --------

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing all or a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies. Coinsurance with funds withheld is a form of coinsurance except that the investment assets that support the liabilities are withheld by the ceding company. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $465, $285 and $241 for the years ended December 31, 2008, 2007 and 2006, respectively. The Company also assumes reinsurance from other insurers.

In addition, the Company reinsures a portion of U.S minimum death benefit guarantees as well as guaranteed minimum withdrawal benefits.

The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $148, $132 and $166 in 2008, 2007 and 2006, respectively, and accident and health premium of $236, $243 and $259, respectively, to HLA.

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                       2008           2007           2006
--------------------------------------------------------------------------------
BALANCE, JANUARY 1, BEFORE
 CUMULATIVE EFFECT OF ACCOUNTING
 CHANGE, PRE-TAX                      $ 8,601        $ 7,474        $ 7,198
Cumulative effect of accounting
 change, pre-tax (SOP05-1)                 --            (20)            --
BALANCE, JANUARY 1, AS ADJUSTED         8,601          7,454          7,198
Deferred costs                          1,258          1,557          1,457
Amortization -- Deferred policy
 acquisitions costs and present
 value of future profits                 (509)          (907)        (1,096)
Amortization -- Unlock, pre-tax (1)    (1,111)           302           (142)
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other           1,747            194             57
Effect of currency translation            (42)            --             --
                                     --------       --------       --------
BALANCE, DECEMBER 31                  $ 9,944        $ 8,601        $ 7,474
                                     --------       --------       --------

(1)  For a discussion of unlock effects, see Unlock Results in Note 1.

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------
2009                                                                         $26
2010                                                                         $24
2011                                                                         $21
2012                                                                         $20
2013                                                                         $18

7. GOODWILL AND OTHER INTANGIBLE ASSETS

As of December 31, 2008 and December 31, 2007, the carrying amount of goodwill for the Company's Individual Annuity, Other Retail, Retirement Plans and Individual Life reporting units was:

                                           DECEMBER 31,         DECEMBER 31,
                                               2008                 2007
--------------------------------------------------------------------------------
REPORTING UNIT
Individual Annuity                              $ --                  $184
Other Retail                                     159                   159
Retirement Plans                                  79                    --
Individual Life                                  224                   224
                                               -----               -------
                                 TOTAL          $462                  $567
                                               -----               -------

In 2008, the Company completed three acquisitions that resulted in additional goodwill of $79 in the Retirement Plans reporting unit.

The Company's interim goodwill impairment test performed in accordance with SFAS No. 142 "Goodwill and Other Intangible Assets", and in connection with the preparation of our year end 2008 financial statements, resulted in a pre-tax impairment charge of $184 in the Individual Annuity reporting unit. The impairment charge taken in 2008 was primarily due to the Company's estimate of the Individual Annuity reporting unit's fair value falling significantly below its book value. The fair value of this reporting unit declined as the statutory and capital risks associated with the death and living benefit guarantees sold with products offered by this reporting unit increased. These concerns had a comparable impact on The Hartford's share price. The determination of fair value for the Individual Annuity reporting unit incorporated multiple inputs including discounted cash flow calculations, market participant assumptions and The Hartford's share price. No goodwill impairment charges were recorded for the year ended December 31, 2007 or as a result of the Company's 2008 annual goodwill impairment tests.

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense, net of interest accretion, if any. Acquired intangible assets are included in other assets in the consolidated balance sheet. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                  2008                                     2007
                                                     GROSS               ACCUMULATED          GROSS               ACCUMULATED
                                                    CARRYING                 NET             CARRYING                 NET
                                                     AMOUNT              AMORTIZATION         AMOUNT              AMORTIZATION
---------------------------------------------------------------------------------------------------------------------------------
ACQUIRED INTANGIBLE ASSETS
Servicing intangibles                                  $14                     $1              $ --                   $ --
Other                                                    1                     --                --                     --
                                                      ----                   ----              ----                   ----
               TOTAL ACQUIRED INTANGIBLE ASSETS        $15                     $1              $ --                   $ --
                                                      ----                   ----              ----                   ----

In 2008, the Company completed three acquisitions that resulted in additional acquired intangible assets of $15 in servicing intangibles and other.

Net amortization expense for the years ended December 31, 2008, 2007 and 2006 was $1, $0 and $0, respectively, and included in other expense in the consolidated statement of operations. As of December 31, 2008, the weighted average amortization period was 20 years for servicing intangibles, 20 years for other and 20 years for total acquired intangible assets.

The following is detail of the net acquired intangible asset activity for the year ended December 31, 2008

                                    SERVICING
                                   INTANGIBLES        OTHER           TOTAL
--------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
 2008
BALANCE, BEGINNING OF YEAR             $ --            $ --            $ --
Acquisition of business                  14               1              15
Amortization, net of the
 accretion of interest                   (1)             --              (1)
                                       ----            ----            ----
         BALANCE, ENDING OF YEAR        $13             $ 1             $14
                                       ----            ----            ----

Estimated future net amortization expense for the succeeding five years is as follows:

FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------
2009                                                                          $1
2010                                                                           1
2011                                                                           1
2012                                                                           1
2013                                                                           1
--------------------------------------------------------------------------------

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 6.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate account assets and liabilities. Separate account assets are reported at fair value. Separate account liabilities are set equal to separate account assets. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by the policyholder, are offset by the related liability changes within the same line item in the consolidated statements of operations. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2008, 2007 and 2006, there were no gains or losses on transfers of assets from the general account to the separate account.

Many of the variable annuity and universal life ("UL") contracts issued by the Company offer various guaranteed minimum death and withdrawal benefits and UL secondary guarantee benefits. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. Guaranteed minimum death benefits are offered in various forms as described in further detail throughout this Note 8. The Company currently reinsures a portion of the death benefit guarantees associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate.

Changes in the gross GMDB and UL secondary guarantee benefits sold with annuity and/or UL products accounted for and collectively known as "SOP 03-1 reserve liabilities" are as follows:

                                                                 UL SECONDARY
                                                GMDB (1)        GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2008           $ 531              $ 19
Incurred                                            231                21
Unlock                                              389                --
Paid                                               (269)               --
                                                 ------              ----
LIABILITY BALANCE AS OF DECEMBER 31, 2008          $882               $40
                                                 ------              ----

(1) The reinsurance recoverable asset related to the GMDB was $593 as of December 31, 2008. The reinsurance recoverable asset related to the UL Secondary Guarantees was $16 as of December 31, 2008.

                                                                UL SECONDARY
                                               GMDB (1)        GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2007          $ 476                 7
Incurred                                           144                12
Unlock                                              (4)               --
Paid                                               (85)               --
                                                ------               ---
LIABILITY BALANCE AS OF DECEMBER 31, 2007        $ 531                19
                                                ------               ---

(1) The reinsurance recoverable asset related to the GMDB was $325 as of December 31, 2007. The reinsurance recoverable asset related to the UL Secondary Guarantees was $10 as of December 31, 2007.

The net SOP 03-1 reserve liabilities are established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The SOP 03-1 reserve liabilities are recorded in reserve for future policy benefits in the Company's consolidated balance sheets. Changes in the SOP 03-1 reserve liabilities are recorded in benefits, losses and loss adjustment expenses in the Company's consolidated statements of operations. In a manner consistent with the Company's accounting policy for deferred acquisition costs, the Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised. As described within the Unlock and

Results in Note 1, the Company Unlocked its assumptions related to its SOP 03-1 reserves during the third quarter of 2008 and 2007.

The determination of the SOP 03-1 reserve liabilities and their related reinsurance recoverables, are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used as of December 31, 2008:

GMDB:

- 1000 stochastically generated investment performance scenarios for all issue years

- For all issue years, the weighted average return is 8.3%; it varies by asset class with a low of 3% for cash and a high of 9% for aggressive equities.

- Discount rate of 7.5% for issue year 2002 & prior; discount rate of 7% for issue year 2003 & 2004 and discount rate of 5.6% for issue year 2005 -- 2008.

- Volatilities also vary by asset class with a low of 1% for cash, a high of 15% for aggressive equities, and a weighted average of 11%.

- 100% of the Hartford experience mortality table was used for the mortality assumptions

- Lapse rates by calendar year vary from a low of 8% to a high of 11%, with an average of 10%

UL SECONDARY GUARANTEES:

- Discount rate of 4.75% for issue year 2004, discount rate of 4.5% for issue year 2005 & 2006, discount rate of 4.25% for issue year 2007 and discount rate of 3.5% for issue year 2008.

-   100% of the Hartford pricing mortality table for mortality assumptions.

- Lapse rates for single life policies average 4% in policy years 1-10, declining to 0% by age 95. Lapse rate for last survivor policies declining to 0.5% by age 91.

The following table provides details concerning GMDB exposure as of December 31, 2008:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2008

                                                                                          RETAINED           WEIGHTED AVERAGE
                                                      ACCOUNT       NET AMOUNT           NET AMOUNT            ATTAINED AGE
MAXIMUM ANNIVERSARY VALUE (MAV) (1)                    VALUE          AT RISK            AT RISK (8)           OF ANNUITANT
---------------------------------------------------------------------------------------------------------------------------------
MAV only                                               $25,961         $14,743               $5,019                  66
With 5% rollup (2)                                       1,858           1,153                  481                  65
With Earnings Protection Benefit Rider (EPB) (3)         5,068           2,447                  241                  62
With 5% rollup & EPB                                       742             400                   75                  65
                                                     ---------       ---------            ---------                 ---
                                          TOTAL MAV     33,629          18,743                5,816
Asset Protection Benefit (APB) (4)                      25,601           9,166                6,019                  63
Lifetime Income Benefit (LIB) (5)                        1,137             487                  487                  61
Reset (6) (5-7 years)                                    3,440           1,190                1,189                  67
Return of Premium (7)/Other                             17,321           3,889                3,638                  58
                                                     ---------       ---------            ---------                 ---
                                              TOTAL    $81,128         $33,475              $17,149                  63
                                                     ---------       ---------            ---------                 ---

(1) MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB: the death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB: the death benefit is the greatest of current account value, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

(7) Return of premium: the death benefit is the greater of current account value and net premiums paid.

(8) Net amount at risk and retained net amount at risk are highly sensitive to equity market movements. For example, as equity market declines, net amount at risk and retained net amount at risk will generally increase.

See Note 1 for a description of the Company's guaranteed living benefits that are accounted for at fair value.

9. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Company's Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 1, for more information concerning the Unlock.

Changes in deferred sales inducement activity were as follows for the year ended December 31:

                                                         2008         2007
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                              $459         $402
Cumulative effect of accounting change, pre-tax (SOP
 05-1)                                                                   (1)
                                                        ------       ------
                       BALANCE, JANUARY 1, AS ADJUSTED     459          401
                                                        ------       ------
Sales inducements deferred                                 137          103
Unlock                                                     (43)          --
Amortization charged to income                             (21)         (49)
                                                        ------       ------
                                BALANCE, END OF PERIOD    $533        $ 459
                                                        ------       ------

10. COMMITMENTS AND CONTINGENCIES

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with investment products and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under the Employee Retirement Income Security Act of 1974 ("ERISA"). The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint. The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of claims in both consolidated amended complaints, except the ERISA claims.

REGULATORY DEVELOPMENTS --

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, Compensation arrangements in connection with the administration of workers compensation plans and reporting of workers compensation premiums participants in finite reinsurance transactions sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without recommending any enforcement action. Under the terms of the Agreement, The Hartford paid $115, of which $84 represents restitution for market timing, $5 represents restitution for issues relating to the compensation of brokers, and $26 is a civil penalty.

Hartford Life recorded charges of $54, after-tax, in the aggregate, none of which was attributed to the Company, through the first quarter of 2007 to establish a reserve for the market timing matters and, based on the settlement discussed above, Hartford Life recorded an additional charge of $21, after-tax, in the second quarter of 2007. In the second quarter of 2007, $75, after-tax, representing all of the charges that had been recorded at Hartford Life, was attributed to and recorded at the Company.

COMMITMENTS

The rent paid to Hartford Fire for operating leases entered into by the Company was $14, $27 and $35 for the years ended December 31, 2008, 2007 and 2006, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense for the facility located in Simsbury, Connecticut, which expired on December 31, 2008, as this operating lease has been be replaced by a capital lease between its parent Company HLA and Hartford Fire Insurance Company, amounted to approximately $0, $6 and $27 for the years ended December 31, 2008, 2007 and 2006, respectively.

Future minimum rental commitments on all operating leases are as follows:

2009                                                                          10
2010                                                                           7
2011                                                                           5
2012                                                                           4
2013                                                                           2
Thereafter                                                                     1
                                                                             ---
                                                                      TOTAL   29
                                                                             ---

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During 2008, the IRS completed its examination of the Company's U.S. income tax returns for 2002 through 2003. The Company received notification of the approval by the Joint Committee on Taxation of the results of the examination subsequent to December 31, 2008. The examination will not have a material effect on the Company's net income or financial position. The 2004 through 2006 examination began during 2008, and is expected to close by the end of 2010. In addition, the Company is working with the IRS on a possible settlement of an issue related to prior periods which, if settled, may result in the booking of tax benefits in 2009. Such benefits are not expected to be material to the Company's net income or financial position. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The separate account dividends-received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments. The estimated DRD was updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD varied from earlier estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains and asset values at the mutual fund level and the Company's taxable income before the DRD. Given recent financial markets' volatility, the Company intends to review its DRD computations on a quarterly basis, beginning 2009. The Company recorded benefits of $176, $155 and $174 related to the separate account DRD in the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively. The 2008 benefit included a benefit of $9 related to a true-up of the prior year tax return, the 2007 benefit included a charge of $1 related to a true-up of the prior year tax return, and the 2006 benefit included a benefit of $6 related to true-ups of the prior years' tax returns.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to actual FTCs passed through by the mutual funds. The Company recorded benefits of $16, $11 and $17 related to separate account FTC in the years ended December 31, 2008, December 31, 2007 and December 31, 2006 respectively. These amounts included benefits related to true-ups of prior years' tax returns of $4, $0 and $7 in 2008, 2007 and 2006, respectively.

UNFUNDED COMMITMENTS

At December 31, 2008, the Company has outstanding commitments totaling approximately $610, of which approximately $539 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2008 and 2007, the liability balance was $4 and $4, respectively. As of December 31, 2008 and 2007, $11 and $12, respectively, related to premium tax offsets were included in other assets.

11. INCOME TAX

The Company is included in the Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather then at the level of the individual entities comprising the consolidated group.

Income tax expense (benefit) is as follows:

                                                    FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                             2008           2007          2006
--------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
Current -- U.S. Federal                        $(686)         $177          $170
                                           ---------       -------       -------
Deferred -- U.S. Federal Excluding NOL
 Carryforward                                   (776)           75            12
    -- Net Operating Loss Carryforward          (719)           --            --
                                           ---------       -------       -------
                           TOTAL DEFERRED     (1,495)           75            12
                                           ---------       -------       -------
       TOTAL INCOME TAX EXPENSE (BENEFIT)    $(2,181)         $252          $182
                                           ---------       -------       -------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                          2008           2007         2006
--------------------------------------------------------------------------------
Tax provision at the U.S. federal
 statutory rate                           $(2,007)        $398         $369
Dividends received deduction                 (176)        (155)        (174)
Penalties                                      --            7           --
Foreign related investments                     3           (4)          (8)
Other                                          (1)           6           (5)
                                        ---------       ------       ------
                                 TOTAL    $(2,181)        $252         $182
                                        ---------       ------       ------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2008            2007
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $660            $682
Net unrealized loss on investments                    2,924             293
Investment-related items                              2,424             460
Depreciable & Amortizable assets                         64              74
NOL Carryover                                           768              19
Minimum tax credit                                      241             254
Capital Loss Carryforward                                24              --
Foreign tax credit carryovers                            18              --
Other                                                    19              18
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      7,142           1,800
Valuation Allowance                                     (49)            (19)
                                                  ---------       ---------
NET DEFERRED TAX ASSETS                               7,093           1,781
                                                  ---------       ---------
Financial statement deferred policy acquisition
 costs and reserves                                  (3,614)         (1,910)
Employee benefits                                       (35)            (26)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (3,649)         (1,936)
                                                  ---------       ---------
            TOTAL DEFERRED TAX ASSET (LIABILITY)     $3,444           $(155)
                                                  ---------       ---------

The Company had current federal income tax receivable of $566 and $63 as of December 31, 2008 and 2007, respectively.

In management's judgment, the net deferred tax asset will more likely than not be realized. Included in the total deferred tax asset is a deferred tax asset of $768 with respect to net operating losses of $2,233, consisting of U.S. losses of $2,054, which expire from 2012-2023, and foreign losses of $179, which have no expiration. A valuation allowance of $49 has been recorded which relates to foreign operations. No valuation allowance has been recognized for realized or unrealized loss amounts, as the Company either has available tax-planning strategies that are prudent and feasible, or has the ability and intent to hold securities until their recovery.

If the Company were to follow a "separate entity" approach, it would have to record a valuation allowance of $324 related to realized capital losses. In addition, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $500, $0 and $0 for 2008, 2007 and 2006, respectively.

The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2004. During 2008, the Internal Revenue Service ("IRS") completed its examination of the Company's U.S. income tax returns for 2002 through 2003. The Company received notification of the approval by the Joint Committee on Taxation of the results of the examination subsequent to December 31, 2008. The examination will not have a material effect on the Company's net income or financial position. The 2004 through 2006 examination began during 2008, and is expected to close by the end of 2010. In addition, the Company is working with the IRS on a possible settlement of an issue related to prior periods which if settled, may result in the booking of tax benefits in 2009. Such benefits are not expected to be material to the Company's net income or financial position or in the balance of uncertain tax positions.

12. DEBT

CONSUMER NOTES

On September 8, 2006, Hartford Life Insurance Company filed a shelf registration statement with the SEC (Registration Statement No. 333-137215), effective immediately, for the offering and sale of Hartford Life Income Notes SM and Hartford Life medium-term notes (collectively called "Consumer Notes"). There are no limitations on the ability to issue additional indebtedness in the form of Hartford Life Income Notes SM and Hartford Life medium-term notes.

Institutional began issuing consumer notes through its Retail Investor Notes Program in September 2006. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2008 and 2007, $1,210 and $ 809, respectively, of consumer notes were outstanding. As of December 31, 2008, these consumer notes have interest rates ranging from 4.0% to 6.3% for fixed notes and, for variable notes, based on December 31, 2008 rates, either consumer price index plus 80 to 267 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $11 in 2009, $30 in 2010, $131 in 2011, $291 in 2012 and $751
thereafter. For 2008 and 2007, interest credited to holders of consumer notes was $ 59 and $11, respectively. During 2008, the Company made the decision to discontinue future issuances of consumer notes, this decision does not impact consumer notes currently outstanding.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2007 and 2006, and the statutory capital and surplus amounts as of December 31, 2007 and 2006 in the table below are based on actual statutory filings with the applicable regulatory authorities. The statutory net income amounts for the year ended December 31, 2008 the statutory capital and surplus amounts as of December 31, 2008 are estimates, as the respective 2008 statutory filings have not yet been made.

                                                    FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                              2008          2007          2006
--------------------------------------------------------------------------------
Statutory net income                         $(2,533)         $255          $777
                                            --------       -------       -------
Statutory capital and surplus                 $4,073        $4,448        $3,276
                                            --------       -------       -------

The Company has received approval from the Connecticut Insurance Department regarding the use of two permitted practices in its statutory financial statements and those of its Connecticut-domiciled life insurance subsidiaries as of December 31, 2008. The first permitted practice relates to the statutory accounting for deferred income taxes. Specifically, this permitted practice modifies the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends. The second permitted practice relates to the statutory reserving requirements for variable annuities with guaranteed living benefit riders. Actuarial guidelines prescribed by the NAIC require a stand-alone asset adequacy analysis reflecting only benefits, expenses and charges that are associated with the riders for variable annuities with guaranteed living benefits. The permitted practice allows for all benefits, expenses and charges associated with the variable annuity contract to be reflected in the stand-alone asset adequacy test. These permitted practices resulted in an increase to the Company's estimated statutory surplus of $956 as of December 31, 2008. The effects of these permitted practices are included in the 2008 amounts in the table above.

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. With respect to dividends to HLA, it is estimated that the Company's dividend limitation under the holding company laws of Connecticut is approximately $374 in 2009. However, because the Company's earned surplus is negative as of December 31, 2008, the Company will not be permitted to pay any dividends to HLA in 2009 without prior approval from the insurance commissioner until such time as earned surplus becomes positive.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $24, $22 and $22 for the years ended December 31, 2008, 2007 and 2006, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In 2004, the Company began allocating a percentage of base salary to the Plan for eligible employees. In 2008, employees whose prior year earnings were less than $100,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $100,000 received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $10, $11 and $9 for the years ended December 31, 2008, 2007 and 2006, respectively.

15. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2005 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan.

The Hartford has two primary stock-based compensation plans which are described below. Shares issued in satisfaction of stock-based compensation may be made available from authorized but unissued shares, shares held by The Hartford in treasury or from shares purchased in the open market. The Hartford typically issues new shares in satisfaction of stock-based compensation. Hartford Life was allocated compensation expense of $18 million, $21 million and $19 million for the years ended December 31, 2008, 2007 and 2006, respectively. Hartford Life's income tax benefit recognized for stock-based compensation plans was $5 million, $7 million and $6 million for the years ended December 31, 2008, 2007 and 2006, respectively. Hartford Life did not capitalize any cost of stock-based compensation.

Stock Plan

In 2005, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422 of the Internal Revenue Code, stock appreciation rights, restricted stock units, restricted stock, performance shares, or any combination of the foregoing.

The fair values of awards granted under the 2005 Stock Plan are measured as of the grant date and expensed ratably over the awards' vesting periods, generally three years. For stock option awards granted or modified in 2006 and later, the Company began expensing awards to retirement-eligible employees hired before January 1, 2002 immediately or over a period shorter than the stated vesting period because the employees receive accelerated vesting upon retirement and therefore the vesting period is considered non-substantive. All awards provide for accelerated vesting upon a change in control of The Hartford as defined in the 2005 Stock Plan.

Stock Option Awards

Under the 2005 Stock Plan, all options granted have an exercise price equal to the market price of The Hartford's common stock on the date of grant, and an option's maximum term is ten years. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable at the later of the three years from the date of grant or upon the attainment of specified market appreciation of The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2008, The Hartford had not issued any incentive stock options under any plans.

For all options granted or modified on or after January 1, 2004, The Hartford uses a hybrid lattice/Monte-Carlo based option valuation model (the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates The Hartford's historical termination and exercise experience to determine the option value. For these reasons, the Hartford believes the valuation model provides a fair value that is more representative of actual experience than the value calculated under the Black-Scholes model.

Share Awards

Share awards are valued equal to the market price of The Hartford's common stock on the date of grant, less a discount for those awards that do not provide for dividends during the vesting period. Share awards granted under the 2005 Plan and outstanding include restricted stock units, restricted stock and performance shares. Generally, restricted stock units vest after three years and restricted stock vests in three to five years. Performance shares become payable within a range of 0% to 200% of the number of shares initially granted based upon the attainment of specific performance goals achieved over a specified period, generally three years. The maximum award of restricted stock units, restricted stock or performance shares for any individual employee in any year is 200,000 shares or units.

Employee Stock Purchase Plan

In 1996, The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of The Hartford at a 15% discount from the lower of the closing market price at the beginning or end of the quarterly offering period. Employees purchase a variable number of shares of stock through payroll deductions elected as of the beginning of the quarter. The fair value is estimated based on the 15% discount off of the beginning stock price plus the value of three-month European call and put options on shares of stock at the beginning stock price calculated using the Black-Scholes model.

16. TRANSACTIONS WITH AFFILIATES

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2008 and 2007 the Company had $49 and $48 of reserves for claim annuities purchased by affiliated entities. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

Hartford Life sells fixed market value adjusted ("MVA") annuity products to customers in Japan. The yen based MVA product is written by the Hartford Life Insurance KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of December 31, 2008 and 2007, $2.8 billion and $1.8 billion, respectively, of the account value had been assumed by the Company.

Effective August 31, 2005, a subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with Hartford Life, Insurance KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life, Inc. ("Hartford Life"). Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. Effective July 31, 2006, the agreement was modified to include the GMDB on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered reinsurance premium structure was implemented. On the date of recapture, HLAI forgave the reinsurance derivative asset of $110 and paid HLIKK $38. The net result of the recapture was recorded as a dividend of $93, after-tax. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by HLAI. While the form of the agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of GMIB liability at December 31, 2008 and December 31, 2007 is $2.6 (of which $148 relates to the adoption of SFAS 157) and $72, respectively.

Effective September 30, 2007, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMAB, GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. The reinsurance of the GMAB riders is accounted for as a free-standing derivative in accordance with SFAS 133. Accordingly, the reinsurance of the GMAB is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of the GMAB is liability of $1 at December 31, 2008. The fair value of the GMAB is an asset of $2 at December 31, 2007. This treaty covered HLIKK's "3 Win" annuity. This product contains a GMIB feature that triggers at a float value of 80% of original premium and gives the policyholder an option to receive either an immediate withdrawal of account value without surrender charges or a payout annuity of the original premium over time. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.2 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout, through a structured financing transaction with HLIKK and will pay the associated benefits to HLIKK over a 12-year payout.

Effective February 29, 2008, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMWB riders issued by HLIKK on certain variable annuity business. The reinsurance of the GMWB riders is accounted for as a free-standing derivative in accordance with SFAS 133. Accordingly, the reinsurance of the GMWB is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of the GMWB was a liability of $34 and $0 at December 31, 2008 and 2007, respectively.

The Reinsurance Agreement for GMDB business is accounted for under SOP 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). As of December 31, 2008 the liability for the assumed reinsurance of the GMDB and the net amount at risk was $ 14 and $4.3 billion, respectively. As of December 31, 2007 the liability for the assumed reinsurance of the GMDB and the net amount at risk was $4 and $130, respectively.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

Effective November 1, 2007, a subsidiary insurance company ("Ceding Company") entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement ("Agreement") with an affiliate reinsurance company ("Reinsurer") to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for GAAP. A standby unaffiliated third party Letter of Credit ("LOC") supports a portion of the statutory reserves that have been ceded to the Reinsurer.

17. EQUITY

NONCONTROLLING INTERESTS

The Company adopted SFAS 160 on January 1, 2009. The scope of this Statement applies to all entities that prepare consolidated financial statements and as such, includes variable interest entities in which the Company has concluded that it is the primary beneficiary. See Note 4 for further discussion of the Company's involvement in VIEs. The Company also holds the majority interest in certain general account mutual funds, in which it has provided seed money. The scope of FAS 160 also applies to these mutual fund investments. Upon adoption of SFAS 160, the Company reclassified $65 as of January 1, 2006 from liabilities to equity, representing the noncontrolling interest of other investors in these VIEs and mutual fund investments. The noncontrolling interest within these entities is likely to change, as these entities represent investment vehicles whereby investors may frequently redeem or contribute to these investments. As such, the change in noncontrolling ownership interest represented in the Company's Condensed Consolidated Statement of Changes in Stockholder's Equity will primarily represent redemptions and additional subscriptions within these investment vehicles.

The following table represents the change in noncontrolling ownership interest recorded in the Company's Condensed Consolidated Statement of Changes in Stockholder's Equity for the VIEs and Mutual Fund Seed Investments as of Decemnber 31, 2008, 2007 and 2006:

                                                 DECEMBER 31,
                                    2008              2007             2006
--------------------------------------------------------------------------------
Redemptions of The Hartford's
 interest in VIEs and Mutual
 Fund Investments resulting
 in deconsolidation (1)              $(22)              $(4)           $ --
Net (Redemptions) and
 Subscriptions from
 noncontrolling interests             $33              $110            $ --
                                    -----            ------            ----
              TOTAL CHANGE IN
      NONCONTROLLING INTEREST
                    OWNERSHIP         $15              $106             $74
                                    -----            ------            ----

(1) The deconsolidation of The Hartford's interest in mutual funds and VIEs in 2008 and 2007 resulted in a realized capital gain of $1 and $1, respectively.

18. QUARTERLY RESULTS FOR 2008 AND 2007 (UNAUDITED)

                                           MARCH 31,              JUNE 30,             SEPTEMBER 30,            DECEMBER 31,
                                      2008          2007     2008          2007      2008          2007      2008          2007
---------------------------------------------------------------------------------------------------------------------------------
Revenues                                $202        $1,916   $2,070        $1,902      $(77)       $2,000     $(477)       $1,758
                                     -------       -------  -------       -------  --------       -------  --------       -------
Benefits, claims and expenses          1,187         1,529    1,630         1,738     2,804         1,527     1,938         1,637
                                     -------       -------  -------       -------  --------       -------  --------       -------
Net income (loss) (1)                   (567)          296      362           147    (1,823)          332    (1,526)          111
                                     -------       -------  -------       -------  --------       -------  --------       -------

(1) Included in the three months ended September 30, 2008 are net realized capital losses of $1.9 billion and a DAC unlock charge of $824. Included in the three months ended December 31, 2008 are net realized capital losses of $2.0 billion

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)    Not Applicable.
(c)    Principal Underwriting Agreement.(1)
(d)    Form of Flexible Premium Variable Life Insurance Policy.(6)
(e)    Form of Application for Flexible Premium Variable Life Insurance
       Policies.(1)
(f)    Certificate of Incorporation of Hartford(2) and Bylaws of Hartford.(2)
(g)    Form of Reinsurance Contract.(3)
(h)    Form of Participation Agreement.(4)
(i)    Not Applicable.
(j)    Not Applicable.
(k) Opinion and Consent of Jerry Scheinfeldt, Assistant Vice President and Assistant General Counsel.
(l)    Actuarial Opinion.(5)
(m)    Calculations.(5)
(n)    Consent of Deloitte & Touche, LLP.
(o)    Letter regarding unaudited interim financial information.
(p)    Not Applicable.
(q)    Memorandum describing transfer and redemption procedures.(5)
(r)    Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89990, on May 1, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Initial Filing of the Registration Statement File No. 333-88787, on October 12, 1999.

(4) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(5) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-82866, filed with the Securities and Exchange Commission on May 1, 2009.

(6) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-155096, filed with the Securities and Exchange Commission on May 5, 2009.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Lynn R. Banziruk                    Assistant Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Henry Collie                        Assistant Actuary
Kevin M. Connor                     Executive Vice President
James Cubanski                      Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Peter Delehanty                     Senior Vice President
Joseph G. Eck                       Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Christopher J. Hanlon               Senior Vice President
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Executive Vice President
Thomas P. Kalmbach                  Actuary, Vice President
Paula A. Knake                      Assistant Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Alice Longworth                     Assistant Vice President
Kenneth A. McCullum                 Actuary, Senior Vice President
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
Ernest M. McNeill, Jr.              Chief Accounting Officer, Senior Vice President
William P. Meaney                   Senior Vice President
Jonathan L. Mercier                 Assistant Vice President
Vernon Meyer                        Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Harry S. Monti                      Senior Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Jamie Ohl                           Senior Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Robert W. Reiff                     Senior Vice President
Sharon A. Ritchey                   Executive Vice President
Stephen A. Roche                    Vice President
Michael J. Roscoe                   Senior Vice President, Actuary
Richard Rubin                       Assistant Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Peter Smyth                         Executive Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Chief Actuary, Senior Vice President
Charles N. Vest                     Actuary, Vice President
Andrew J. Waggoner                  Vice President
John C. Walters                     Chief Executive Officer, President, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement, File No. 333-82866, filed on May 1, 2009.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Diane Benken                    Chief Financial Officer, Controller/FINOP
Neil S. Chaffee                 Vice President/HLPP
James Davey                     Executive Vice President, Director
Stephen T. Joyce                Senior Vice President/IIP Business Line Principal, Director
Brian Murphy                    Chief Executive Officer, President/ILD Business Line Principal, Director
Make Sides                      Chief Legal Officer, Secretary
Christopher S. Conner           AML Compliance Officer, Chief Compliance Officer

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 4th day of September, 2009.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL II
(Registrant)

By:    John C. Walters*                     *By:   /s/ Jerry K. Scheinfeldt
       -----------------------------------         -----------------------------------
       John C. Walters,                            Jerry K. Scheinfeldt
       President, Chief Executive Officer,         Attorney-in-Fact
       Chairman of the Board, Director*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       President, Chief Executive Officer,
       Chairman of the Board, Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Executive Vice President and Chief Financial
 Officer, Director*
Ernest M. McNeill, Jr., Senior Vice President & Chief Accounting
 Officer*
John C. Walters, Chief Executive Officer, Chairman of
  the Board, President, Director*                                  *By:   /s/ Jerry K. Scheinfeldt
                                                                          -----------------------------------
Gregory McGreevey, Executive Vice President, Chief                        Jerry K. Scheinfeldt
  Investment Officer, Director*                                           Attorney-in-Fact
                                                                   Date:  September 4, 2009

333-155096

                                 EXHIBIT INDEX

      1.1  Opinion and Consent of Jerry Scheinfeldt, Assistant Vice President and Assistant General Counsel.
      1.2  Consent of Deloitte & Touche, LLP.
      1.3  Awareness Letter of Deloitte & Touche LLP.
      1.4  Copy of Power of Attorney